    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012.

                                                             FILE NO. 333-136543

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 12                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 215                                             /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-6085

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on           pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

THE DIRECTOR


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/22/94)
PO BOX 14293
LEXINGTON, KY 40512-4293



1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
WWW.HARTFORDINVESTOR.COM



                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

X  AIM Variable Insurance Funds


X  AllianceBernstein L.P.



X  Fidelity Investments



X  Franklin Templeton Investments



X  Hartford HLS Funds



X  Lord, Abbett & Co. LLC



X  MFS(R) Investment Management


X  Oppenheimer Variable Account Funds


X  Putnam Investments, LLC


Please see Appendix C (Fund Data) for additional information.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.


          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2012



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2012

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
   The Company                                                                 8
   The Separate Account                                                        8
   The Funds                                                                   8
   Fixed Accumulation Feature                                                 10
4. PERFORMANCE RELATED INFORMATION                                            11
5. THE CONTRACT                                                               11
   a. Purchases and Contract Value                                            11
   b. Charges and Fees                                                        19
   c. Surrenders                                                              22
   d. Annuity Payouts                                                         23
   e. Standard Death Benefits                                                 27
6. OPTIONAL DEATH BENEFITS                                                    29
   a. MAV Plus                                                                29
7. MISCELLANEOUS                                                              32
   a. Glossary                                                                32
   b. State Variations                                                        35
   c. More Information                                                        36
   d. Legal Proceedings                                                       37
   e. How Contracts Are Sold                                                  37
8. FEDERAL TAX CONSIDERATIONS                                                 39
9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                       46
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      54
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND
 THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS                       APP D-1
APPENDIX E - THE HARTFORD'S LIFETIME INCOME FOUNDATION                   APP E-1
APPENDIX F - THE HARTFORD'S LIFETIME INCOME BUILDER II                   APP F-1

-------------------------------------------------------------------------------

1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity provides:

X  Tax-deferred investing (subject to possible IRS penalty)(Sections 5(c), 8 &
   9)

X  Professional money management (Section 3 & Appendix C)

X Guaranteed fixed or lifetime withdrawal benefits (Sections 2, 5(d) & Appendices D - F)

X  Optional death and/or withdrawal benefits (Section 6 & Appendices D - F)

X  Death benefit protection (Sections 2, 5(e) & 6)

B. HOW TO BUY THIS VARIABLE ANNUITY (Section 5(a))

X Complete our application or order request and submit it to your Financial Intermediary for approval.

X  Pay the applicable minimum initial premium payment of $1,000.

X  Choose an optional feature right for you. Options include:

OPTIONAL FEATURE                                     GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed Minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Selects*                                 Benefit with limited annual step-up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed Minimum Lifetime Withdrawal
Portfolios                               Benefit with full annual step-up rights

*   Closed to new investors.

For The Hartford's Lifetime Income Builder Portfolios, we require that your Contract Value be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.

For The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation, partial Surrenders taken prior to the Lifetime Income Eligibility Date or Eligible Withdrawal Year, or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.

Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6 & Appendices D - F.

Not every variation of this variable annuity may be available from your Financial Intermediary.

C. INVESTMENT OPTIONS (Sections 3 & Appendix C)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a Fixed Accumulation
   Feature.

4

-------------------------------------------------------------------------------

D. CHARGES AND FEES (Sections 2, 5(b) & 5(c))

You will pay the following types of fees:

X  Sales charges (vary by Contract version)

X  Contract expenses

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

X Will you use the variable annuity primarily to save for retirement or a similar long-term goal?

X Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?

X Are you willing to take the risk that your Contract Value will decrease if your underlying investment options perform poorly?

X Do you intend to hold this variable annuity long enough to avoid paying any Surrender charges if you have to withdraw money?

X If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any surrender charges you might have to pay if you withdraw your money before the end of the Surrender charge period for the new annuity?

X  Do you need an optional living or Death Benefit?

X  Can you cancel your contract? (Section 5(a))

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 7(f))

We pay a commission to your Financial Intermediary for selling this variable annuity. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. Maximum up-front commissions are 7%.

We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

-------------------------------------------------------------------------------

2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THIS FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                               None
CONTINGENT DEFERRED SALES CHARGE (1) (as a percentage of Premium Payments)
  First Year                                                                                                8%
  Second Year                                                                                               8%
  Third Year                                                                                                8%
  Fourth Year                                                                                               7%
  Fifth Year                                                                                                6%
  Sixth Year                                                                                                5%
  Seventh Year                                                                                              4%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                  None
EXCHANGE FEE                                                                                          None

(1) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL MAINTENANCE FEE (2)                                                $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
Contract Value)
  Mortality and Expense Risk Charge                                        0.80%
  Administrative Charge                                                    0.20%
  Total Separate Account Annual Expenses                                   1.00%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Contract
Value)
  MAV/MAV Plus Charge                                                      0.30%
  Total Separate Account Annual Expenses with optional benefit             1.30%
   separate account charges (3)
MAXIMUM OPTIONAL CHARGES (4) (as a percentage of Payment Base) (5)
  The Hartford's Lifetime Income Foundation Charge (7)                     0.30%
  The Hartford's Lifetime Income Builder II Charge (6)(7)                  0.75%
  The Hartford's Lifetime Income Builder Selects (6)(7)
    Single Life Option Charge                                              1.50%
    Joint/Spousal Life Option Charge                                       1.50%
  The Hartford's Lifetime Income Builder Portfolios (6)(7)
    Single Life Option Charge                                              1.50%
    Joint/Spousal Life Option Charge                                       1.50%

(2)  Fee waived if Contrat Value is $50,000 or more on your Contract
     Anniversary.

(3) This total only reflects the MAV/MAV Plus Charge and does not include any charge as a percentage of Payment Base.

(4) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(5) Please see the Definitions section and Appendices D - F for more information describing the Payment Base.


(6) Current rider charge for The Hartford's Lifetime Income Builder II is 0.75%. Current charges for The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50% (currently waived to 1.30%).


(7)  You may not own more than one of these optional riders at the same time.

6

-------------------------------------------------------------------------------

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.42%              0.87%
(expenses that are deducted from Sub-Account
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses) (8)



(8) Please see Appendix C for additional information.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------


FINANCIAL INFORMATION


When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your Registered Representative or contact us.

AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

8

-------------------------------------------------------------------------------

3. GENERAL INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, Puerto Rico and the District of Columbia. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix C. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise

-------------------------------------------------------------------------------

between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisor, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds

10

-------------------------------------------------------------------------------


Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS AND IS NOT AVAILABLE IN ALL STATES.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

-------------------------------------------------------------------------------

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any CDSC, and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for any applicable CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan.

Not all forms of contracts may be available through your Registered Representative or from each issuing company.

12

-------------------------------------------------------------------------------

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See the Highlights section for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash; third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We will not accept Premium Payments of $1 million or more unless we provide prior approval. We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Premium Payments of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more;

- if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions,

-------------------------------------------------------------------------------

we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.

HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE(R)

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on

14

-------------------------------------------------------------------------------

certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date the request for the program is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this

-------------------------------------------------------------------------------

  6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($1,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments or, if an optional withdrawal benefit is elected, up to the allowable limit under the rider, each Contract Year without a CDSC, if applicable. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount (AWA) and rider limit, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see sections 8 and 9 for more information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.

OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund.

16

-------------------------------------------------------------------------------

- You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

-------------------------------------------------------------------------------

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                            PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

18

-------------------------------------------------------------------------------

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

-------------------------------------------------------------------------------

FIXED ACCUMULATION FEATURE TRANSFERS

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS - Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY - You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge of 0.80% for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

20

-------------------------------------------------------------------------------

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat $30 fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge of 0.20% against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES

A deduction is also made for premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hart-ford will pay premium taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon surrender, or when annuity payments commence.

SALES CHARGES

This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Core, Outlook and Plus Contracts are each subject to a CDSC schedule. Each Premium Payment has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. A CDSC will not exceed your total Premium Payments. After the AWA deduction, surrenders will then be taken:

1st - from earnings,

2nd - from Premium Payments not subject to a CDSC,

3rd - from Premium Payments subject to a CDSC on a first-in-first-out basis, and,

4th - from Payment Enhancements (Plus Contracts only).

-------------------------------------------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount (AWA) - During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. The AWA is calculated by multiplying total Premium Payments by 10%. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- Benefit Payments or Lifetime Benefit Payments that may exceed the AWA under any optional benefit rider.

- If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

    For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 90 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions (RMDs) - This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year's RMD for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Synopsis.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

22

-------------------------------------------------------------------------------

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

See section 6 and Appendices D - F for information regarding the impact of Surrenders to Death Benefits and optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 7(b) (State Variations) for additional details.

We will deduct any applicable CDSCs.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

-------------------------------------------------------------------------------

Written Requests - To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed on that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

D. ANNUITY PAYOUTS

When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

24

-------------------------------------------------------------------------------

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

1. LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

2. LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

3. LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

4. JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

-------------------------------------------------------------------------------

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

5. JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

6. PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

FOR QUALIFIED CONTRACTS, IF YOU ELECT AN ANNUITY PAYOUT OPTION WITH A PERIOD CERTAIN, THE GUARANTEED NUMBER OF YEARS MUST BE LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT AT THE TIME THE ANNUITY PAYOUTS BEGIN. WE COMPUTE LIFE EXPECTANCY USING THE IRS MORTALITY TABLES.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

26

-------------------------------------------------------------------------------

1. FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

2. VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-------------------------------------------------------------------------------

3. COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. This Death Benefit is the higher of Contract Value or total Premium Payments adjusted for partial Surrenders. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The standard Death Benefit is issued at no additional cost. The standard Death Benefit is replaced in certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustment to your aggregate Premium Payments or any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is the dollar amount of the partial Surrender that does not exceed 10% of Premium Payments, and the adjustment for the remaining portion of the partial Surrender is a factor applied to the portion of Premium Payments that exceed 10% of Premium Payments, as follows:

1 - (A/(B-C)) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.
C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.

For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

1 - (A/B) where:

A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.
B =    Contract Value immediately prior to the partial Surrender.

A partial Surrender that exceeds 10% will cause a proportionate reduction in your Death Benefit. See Examples 1 and 2 under Standard Death Benefit in Appendix A.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we

28

-------------------------------------------------------------------------------

receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation - If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

-------------------------------------------------------------------------------

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

6. OPTIONAL DEATH BENEFITS

a. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of A, B, C or D, WHERE:

A =    Contract Value on the date we receive due proof of death.

B = Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C = Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

30

-------------------------------------------------------------------------------

        We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix A for illustrations of this adjustment.

        For any partial Surrender that causes cumulative partial Surrenders during the Contract Year to exceed 10% of Premium Payments, the adjustment is first made on a dollar-for-dollar basis up to 10% of Premium Payments and then the adjustment with respect to the amounts over 10% of Premium Payments is based on the following formulas:

        1 - (A/(B -C)) where:

        A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

        B = Contract Value immediately prior to the partial Surrender.

        C = 10% of Premium Payments less any partial Surrenders during the Contract Year. If C results in a negative number, C becomes zero.

        For partial Surrenders during each Contract Year that are entirely in excess of 10% of Premium Payments, the adjustment is a factor applied to adjusted Premium Payments immediately before the Surrender as follows:

        1 - (A/B) where:

        A = partial Surrenders during the Contract Year in excess of 10% of Premium Payments.

        B = Contract Value immediately prior to the partial Surrender.

        Please refer to the examples in Appendix A for illustrations of this adjustment.

D = Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

        - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

        - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

        We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

        The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:

        - the Contract Value on the date this rider was added to your Contract; plus

        - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

        -    any adjustments for partial Surrenders.

        If you elect MAV Plus, the Death Benefit will be the greater of the standard Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

-------------------------------------------------------------------------------

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?

Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

    b.  the aggregate Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

32

-------------------------------------------------------------------------------

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will cause this rider to terminate.

7. MISCELLANEOUS

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is: The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a CDSC. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

-------------------------------------------------------------------------------

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition. For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Builder Selects, a Lifetime Benefit Payment is the greater of (a) your Withdrawal Percent multiplied by your Payment Base (sometimes referred to as "Guaranteed Withdrawal") or (b) your Withdrawal Percent multiplied by your Contract Value as of the relevant measuring point (sometimes referred to as "Withdrawal Available").

LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.

LIFETIME WITHDRAWAL FEATURE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

34

-------------------------------------------------------------------------------

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Payment Base excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company-sponsored exchange program.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front end charges, Payment Enhancements, etc.).

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be based on the attained age of the oldest Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be based on the attained age of the youngest Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained age" means the chronological age of the Relevant Covered Life as of the applicable measuring point.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% (Joint/Spousal Election) of the Payment Base.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Portfolios.

-------------------------------------------------------------------------------

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

CONNECTICUT - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply. The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply.

GEORGIA - The Hartford's Lifetime Income Builder Selects is referred to as the Guaranteed Withdrawal and Death Benefit Rider (Limited Automatic Increase Feature) in your Contract. The Hartford's Lifetime Income Builder Portfolios is referred to as Guaranteed Withdrawal and Death Benefit Rider (Unlimited Automatic Increase Feature).

ILLINOIS - The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, contract aggregation provisions do not apply. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios.

MASSACHUSETTS - The Nursing Home Waiver is not available.

MINNESOTA - MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.

NEW HAMPSHIRE - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW JERSEY - The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Foundation are not applicable. The Nursing Home Waiver is not available. A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

NEW YORK - A Contract may not be issued by Hartford Life and Annuity Insurance Company in New York. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, are only deducted from the Sub-Accounts. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. MAV Plus is not available. The Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation Feature is not available if

36

-------------------------------------------------------------------------------

you elect The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The only AIRs available are 3% and 5%.

OHIO - The Fixed Accumulation Feature is not available.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available.

WASHINGTON - MAV Plus is not available. Maximum Anniversary Value (MAV) Death Benefit is offered instead. In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder Selects, The Hartford's Lifetime Income Builder Portfolios, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.

C. MORE INFORMATION

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Contract Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

-------------------------------------------------------------------------------

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up"): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to

38

-------------------------------------------------------------------------------

1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC,

-------------------------------------------------------------------------------


Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

40

-------------------------------------------------------------------------------

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

-------------------------------------------------------------------------------

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

42

-------------------------------------------------------------------------------

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior

-------------------------------------------------------------------------------

Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

    i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

    ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

    iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.


The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").



The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

44

-------------------------------------------------------------------------------


Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.



If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

-------------------------------------------------------------------------------

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code

46

-------------------------------------------------------------------------------

Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

9. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

-------------------------------------------------------------------------------

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or

48

-------------------------------------------------------------------------------

penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional or other qualified plan assets IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")


Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g. $50,000 in 2012) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.


A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

-------------------------------------------------------------------------------

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received

50

-------------------------------------------------------------------------------

after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

-------------------------------------------------------------------------------

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

52

-------------------------------------------------------------------------------

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another

-------------------------------------------------------------------------------

SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

54

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
Standard Death Benefit                                                   APP A-2
The Hartford's Lifetime Income Builder Selects and The Hartford's        APP A-2
Lifetime Income Builder Portfolios
The Hartford's Lifetime Income Foundation                               APP A-16
The Hartford's Lifetime Income Builder II                               APP A-20
MAV Plus                                                                APP A-25

APP A-2

-------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP A-4

-------------------------------------------------------------------------------

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                     APP A-5

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1.                    - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $841.50                                   $1,138.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

APP A-6

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
                                         - Prior Payment Base reduced by withdrawal   - Prior Payment Base reduced by withdrawal
WITHDRAWAL PERCENT                                          5%(1)                                        5%(1)
THRESHOLD                                                  $4,000                                       $4,000
                                         - Remaining for the Contract Year            - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         withdrawal                                   withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $105,000                                     $105,000
                                         - The ratio is the Contract Value            - Greater of the Contract Value prior to
                                         ($105,000) divided by your current Payment   the rider charge being taken, or
                                         Base ($99,000), less 1.                      - Your current Payment Base
                                         - Resulting in 0.06%, subject to minimum of
                                         0% and maximum of 10%
THRESHOLD                                                  $5,250                                       $5,250
                                         - 5% of your Payment Base                    - 5% of your Payment Base
RIDER CHARGE                                               $892.50                                     $1,207.50
                                         - Rider charge of 0.85% multiplied by your   - Rider charge of 1.15% multiplied by your
                                         current Payment Base                         current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - No change due to anniversary processing    - No change due to anniversary processing

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $100,000                                     $100,000
THRESHOLD                                                  $4,500                                       $4,500
GUARANTEED MINIMUM DEATH BENEFIT                          $100,000                                     $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
                                         - Prior Payment Base reduced by withdrawal   - Prior Payment Base reduced by withdrawal
WITHDRAWAL PERCENT                                         4.5%(1)                                      4.5%(1)
THRESHOLD                                                  $3,500                                       $3,500
                                         - Remaining for the Contract Year            - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         withdrawal                                   withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
                                         - The ratio is the Contract Value ($95,000)  - Greater of the Contract Value prior to
                                         divided by your current Payment Base         the rider charge being taken, or
                                         ($99,000), less 1.                           - Your current Payment Base
                                         - Resulting in -0.04%, subject to minimum
                                         of 0%, No change to the Payment Base
THRESHOLD                                                  $4,455                                       $4,455
                                         - 4.5% of your Payment Base                  - 4.5% of your Payment Base
RIDER CHARGE                                               $841.50                                     $1,138.50
                                         - Rider charge of 0.85% multiplied by your   - Rider charge of 1.15% multiplied by your
                                         current Payment Base                         current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000
                                         - No change due to anniversary processing    - No change due to anniversary processing

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
THRESHOLD                                                  $4,950                                       $4,950
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000

APP A-8

-------------------------------------------------------------------------------

VALUES AFTER THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $119,000                                     $119,000
                                         - Prior Payment Base increased by the        - Prior Payment Base increased by the
                                         Premium Payment                              Premium Payment
THRESHOLD                                                  $6,050                                       $5,950
                                         - Withdrawal Percent multiplied by the       - Withdrawal Percent multiplied by your
                                         greater of your current Payment Base or      current Payment Base
                                         Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                          $119,000                                     $119,000
                                         - Prior Death Benefit increased by the       - Prior Death Benefit increased by the
                                         Premium Payment                              Premium Payment

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $99,000                                      $99,000
THRESHOLD                                                  $4,455                                       $4,455
GUARANTEED MINIMUM DEATH BENEFIT                           $99,000                                      $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                              $119,000                                     $119,000
                                         - Prior Payment Base increased by the        - Prior Payment Base increased by the
                                         Premium Payment                              Premium Payment
THRESHOLD                                                  $5,625                                       $5,355
                                         - Withdrawal Percent multiplied by the       - Withdrawal Percent multiplied by your
                                         greater of your current Payment Base or      current Payment Base
                                         Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                          $119,000                                     $119,000
                                         - Prior Death Benefit increased by the       - Prior Death Benefit increased by the
                                         Premium Payment                              Premium Payment

                                                                     APP A-9

-------------------------------------------------------------------------------

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $50,000                                      $50,000
                                         - Partial Surrender did not exceed the       - Partial Surrender did not exceed the
                                         Lifetime Benefit Payment                     Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          6%(1)                                        6%(1)
LIFETIME BENEFIT PAYMENT                                    $300                                          $0
                                         - Remaining Lifetime Benefit Payment for     - Remaining Lifetime Benefit Payment for
                                         the Contract Year                            the Contract Year
                                         - Available Lifetime Benefit Payment was 6%  - Available Lifetime Benefit Payment was 6%
                                         multiplied by the greater of the Payment     multiplied by the Payment Base on the
                                         Base or Contract Value on the Contract       Contract Anniversary
                                         Anniversary                                  - Available Lifetime Benefit Payment was
                                         - Available Lifetime Benefit Payment was     $3,000
                                         $3,300
GUARANTEED MINIMUM DEATH BENEFIT                           $47,000                                      $47,000
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         partial Surrender                            partial Surrender

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                       THE HARTFORD'S                               THE HARTFORD'S
                                                       LIFETIME INCOME                              LIFETIME INCOME
                FEATURE                                BUILDER SELECTS                            BUILDER PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $50,000                                      $50,000
                                         - Partial Surrender did not exceed the       - Partial Surrender did not exceed the
                                         Lifetime Benefit Payment                     Lifetime Benefit Payment
WITHDRAWAL PERCENT                                         5.5%(1)                                      5.5%(1)
LIFETIME BENEFIT PAYMENT                                    $275                                          $0
                                         - Remaining Lifetime Benefit Payment for     - Remaining Lifetime Benefit Payment for
                                         the Contract Year                            the Contract Year
                                         - Available Lifetime Benefit Payment was     - Available Lifetime Benefit Payment was
                                         5.5% multiplied by the greater of the        5.5% multiplied by the Payment Base on the
                                         Payment Base or Contract Value on the        Contract Anniversary
                                         Contract Anniversary                         - Available Lifetime Benefit Payment was
                                         - Available Lifetime Benefit Payment was     $2,750
                                         $3,025
GUARANTEED MINIMUM DEATH BENEFIT                           $47,250                                      $47,250
                                         - Prior Death Benefit reduced by the         - Prior Death Benefit reduced by the
                                         partial Surrender                            partial Surrender

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above.                                     above

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above.                                     above

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1.           - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                                 $110,000                                     $115,000
                                            - The ratio is the Contract Value            - Greater of the Contract Value prior to
                                            ($115,000) divided by your current Payment   the rider charge being taken, or
                                            Base ($100,000), less 1.                     - Your current Payment Base
                                            - Resulting in 0.15%, capped at 10%.
                                            Subject to minimum of 0% and maximum of 10%
THRESHOLD                                                     $4,950                                       $5,175
                                            - 4.5% of your Payment Base                  - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                             $100,000                                     $100,000
                                            - No change due to anniversary processing    - No change due to anniversary processing

                                                                    APP A-13

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTINUATION (SINGLE LIFE)

On date of Spousal Continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1.           - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased.          Withdrawal Percent has increased.
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $977.50                                   $1,345.50
                                           - Rider charge of 0.85% multiplied by      - Rider charge of 1.15% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

EXAMPLE 21

Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,000 (within rider limit)
New Contract Value = $2,000

- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

       -   Contract Value is transferred to approved investment program

       -   We will no longer accept subsequent Premium Payments

       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

                                                                    APP A-15

-------------------------------------------------------------------------------

       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

       -   We will waive the Annual Maintenance Fee and rider fee

       -   Benefit Increases will no longer be applied

NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

EXAMPLE 22

Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000

Client takes a partial Surrender of $2,800 (exceeds rider limit)
New Contract Value = $2,000

- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

       -   Contract is fully liquidated

EXAMPLE 23: AUTOMATIC PAYMENT BASE INCREASE TO RELEVANT COVERED LIFE ATTAINED AGE 90. ASSUME THAT YOU SELECT A SINGLE LIFE OPTION. YOUR WITHDRAWAL PERCENTAGE IS 7.5%, WHICH IS BASED ON YOUR AGE (85) AT THE TIME OF YOUR FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO CONTRACT ANNIVERSARY IS $7,500. YOU ARE NOW AGE 90 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON YOUR ANNIVERSARY IS $120,000.

VALUES PRIOR TO ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
WITHDRAWAL PERCENTAGE                                        7.5%                                       7.5%
LIFETIME BENEFIT PAYMENT                                    $7,500                                     $7,500
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $120,000
                                           The ratio is the Contract Value            Greater of the Contract Value prior to
                                           ($120,000) divided by current Payment      the rider charge being taken, or Your
                                           Base ($100,00), less 1 results in .20%,    Payment Base
                                           capped at 10%
WITHDRAWAL PERCENTAGE                                         8%                                         8%
                                           Due to the automatic increase and client   Due to the automatic increase and client
                                           reaching a new age band, the Withdrawal    reaching a new age band, the Withdrawal
                                           Percentage has increased                   Percentage has increased
LIFETIME BENEFIT PAYMENT                                    $8,800                                     $9,600
RIDER CHARGE                                                 $935                                      $1,380
                                           Rider charge of 0.85% multiplied by your   Rider charge of 1.15% multiplied by your
                                           current Payment Base                       current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $92,500                                    $92,500
                                           No change due to anniversary processing    No change due to anniversary processing

APP A-16

-------------------------------------------------------------------------------

EXAMPLE 24: DEFERRAL ILLUSTRATION. ASSUME THAT ON YOUR BIRTHDAY IN SEPTEMBER 2008 YOU ARE 60. YOU PURCHASE THE CONTRACT IN NOVEMBER 2008 AND SELECT THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS WITH THE SINGLE LIFE OPTION. ASSUME NO GROWTH IN CONTRACT VALUE.

                                                   NO PARTIAL SURRENDERS IN                     PARTIAL SURRENDER IN
                 FEATURE                          FIRST 5 YEARS OF THE RIDER                  SECOND YEAR OF THE RIDER
-------------------------------------------------------------------------------------------------------------------------------
WITHDRAWAL PERCENTAGE AT ISSUE                                5%                                         5%
PAYMENT BASE AT ISSUE                                      $100,000                                   $100,000
LIFETIME BENEFIT PAYMENT AT ISSUE                           $5,000                                     $5,000
WITHDRAWAL PERCENTAGE ON BIRTHDAY IN                   Increased to 5.5%                            Remains at 5%
SEPTEMBER 2013 WHEN RELEVANT COVERED LIFE
IS AGE 65
PAYMENT BASE ON BIRTHDAY                                   $100,000                                   $100,000
                                                   No change due to birthday                  No change due to birthday
LIFETIME BENEFIT PAYMENT ON BIRTHDAY                  Increased to $5,500                         Remains at $5,000
ANNIVERSARY IN NOVEMBER 2013 - CONTRACT                    $100,000                                   $100,000
VALUE IS LESS THAN CURRENT PAYMENT BASE,
SO THERE IS NO CHANGE TO THE PAYMENT BASE
WITHDRAWAL PERCENTAGE                                        5.5%                                        5%
LIFETIME BENEFIT PAYMENT                                    $5,500                                     $5,000

THE HARTFORD'S LIFETIME INCOME FOUNDATION

THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

                                                                    APP A-17

-------------------------------------------------------------------------------

-   You take a partial Surrender of $6,000

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

       -   $99,000 x 0.30% = $297, this amount is deducted from the Contract
           Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-18

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

       -   $99,000 x 0.30% = $297, this amount is deducted from the Contract
           Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455

       -   Your Guaranteed Minimum Death Benefit is $99,000

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment

                                                                    APP A-19

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0

       -   Your Guaranteed Minimum Death Benefit is $46,700

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

APP A-20

-------------------------------------------------------------------------------

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment / Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

THE HARTFORD'S LIFETIME INCOME BUILDER II

EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

                                                                    APP A-21

-------------------------------------------------------------------------------

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       (95,000/100,000) - 1 = -.05 subject to the minimum of 0%

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

       $99,000 x 0.75% = $742.50, this amount is deducted from the Contract
       Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP A-22

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       (95,000/100,000) - 1 = -.05 subject to the minimum of 0%

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

       $99,000 x 0.75% = $742.50, this amount is deducted from the Contract
       Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

                                                                    APP A-23

-------------------------------------------------------------------------------

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP A-24

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/ Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

       $110,000/$100,000) - 1 = .10 subject to the maximum of 10%

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

                                                                    APP A-25

-------------------------------------------------------------------------------

       ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  LBP = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Standard Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

APP A-26

-------------------------------------------------------------------------------

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0), which equals $100,000. The cap is 200% of $100,000, which is $200,000.

MAV PLUS DEATH BENEFIT AMOUNT IS $106,000.

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under StandardDeath Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and add 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Standard Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000), which equals $90,000. The cap is 200% of $90,000, which is $180,000.

                                                                    APP A-27

-------------------------------------------------------------------------------

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death (40% of $30,000 is $12,000), and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.



HARTFORD LIFE INSURANCE COMPANY



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.369           $8.580           $6.963          $10.077          $10.296
  Accumulation Unit Value at end of
   period                                     $8.992           $9.369           $8.580           $6.963          $10.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.274           $8.518           $6.934          $10.065          $10.289
  Accumulation Unit Value at end of
   period                                     $8.874           $9.274           $8.518           $6.934          $10.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.131           $5.937           $4.463           $9.650          $10.121
  Accumulation Unit Value at end of
   period                                     $4.890           $6.131           $5.937           $4.463           $9.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $6.069           $5.895           $4.445           $9.639          $10.113
  Accumulation Unit Value at end of
   period                                     $4.826           $6.069           $5.895           $4.445           $9.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.415           $9.911           $8.919          $10.018                -
  Accumulation Unit Value at end of
   period                                    $10.914          $10.415           $9.911           $8.919                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.332           $9.861           $8.901          $10.017                -
  Accumulation Unit Value at end of
   period                                    $10.795          $10.332           $9.861           $8.901                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.849           $8.930           $6.362          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.856           $9.849           $8.930           $6.362                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.885           $6.349          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.759           $9.771           $8.885           $6.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.738           $8.058           $5.062          $10.088                -
  Accumulation Unit Value at end of
   period                                     $7.770           $9.738           $8.058           $5.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.660           $8.017           $5.052          $10.088                -
  Accumulation Unit Value at end of
   period                                     $7.685           $9.660           $8.017           $5.052                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-2

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.422           $8.041           $5.842          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.902           $9.422           $8.041           $5.842                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.347           $8.001           $5.830          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.805           $9.347           $8.001           $5.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.204           $8.367           $6.458          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.919           $9.204           $8.367           $6.458                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.131           $8.325           $6.445          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.822           $9.131           $8.325           $6.445                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.050           $8.549           $6.049          $10.059                -
  Accumulation Unit Value at end of
   period                                     $7.685           $9.050           $8.549           $6.049                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.978           $8.507           $6.037          $10.059                -
  Accumulation Unit Value at end of
   period                                     $7.601           $8.978           $8.507           $6.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.304           $8.037           $5.993          $10.562          $10.764
  Accumulation Unit Value at end of
   period                                     $8.955           $9.304           $8.037           $5.993          $10.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.210           $7.980           $5.968          $10.549          $10.756
  Accumulation Unit Value at end of
   period                                     $8.838           $9.210           $7.980           $5.968          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.708           $8.412           $6.080          $10.168          $10.502
  Accumulation Unit Value at end of
   period                                     $9.451          $10.708           $8.412           $6.080          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.599           $8.352           $6.054          $10.156          $10.494
  Accumulation Unit Value at end of
   period                                     $9.327          $10.599           $8.352           $6.054          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.869           $9.754           $7.278          $10.515                -
  Accumulation Unit Value at end of
   period                                    $11.006          $10.869           $9.754           $7.278                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.777           $9.701           $7.260          $10.509                -
  Accumulation Unit Value at end of
   period                                    $10.881          $10.777           $9.701           $7.260                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                     APP B-3

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.389           $8.977           $7.027          $10.786                -
  Accumulation Unit Value at end of
   period                                    $10.839          $11.389           $8.977           $7.027                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.293           $8.928           $7.009          $10.780                -
  Accumulation Unit Value at end of
   period                                    $10.715          $11.293           $8.928           $7.009                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.739           $8.443           $5.855          $10.592                -
  Accumulation Unit Value at end of
   period                                     $8.542           $9.739           $8.443           $5.855                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.656           $8.397           $5.840          $10.586                -
  Accumulation Unit Value at end of
   period                                     $8.444           $9.656           $8.397           $5.840                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $8.156           $6.608           $9.878           $9.952
  Accumulation Unit Value at end of
   period                                     $9.170           $9.142           $8.156           $6.608           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.049           $8.098           $6.580           $9.866           $9.945
  Accumulation Unit Value at end of
   period                                     $9.050           $9.049           $8.098           $6.580           $9.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.366           $8.771           $6.600          $10.655                -
  Accumulation Unit Value at end of
   period                                     $9.344          $10.366           $8.771           $6.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.278           $8.723           $6.583          $10.649                -
  Accumulation Unit Value at end of
   period                                     $9.237          $10.278           $8.723           $6.583                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.768           $7.533           $5.870          $10.913          $11.097
  Accumulation Unit Value at end of
   period                                     $7.910           $8.768           $7.533           $5.870          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.479           $5.846          $10.900          $11.089
  Accumulation Unit Value at end of
   period                                     $7.806           $8.679           $7.479           $5.846          $10.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.643           $8.507           $6.439          $11.261          $11.286
  Accumulation Unit Value at end of
   period                                     $8.213           $9.643           $8.507           $6.439          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.545           $8.446           $6.412          $11.247          $11.278
  Accumulation Unit Value at end of
   period                                     $8.105           $9.545           $8.446           $6.412          $11.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-4

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.066          $10.167          $10.263          $10.149          $10.090
  Accumulation Unit Value at end of
   period                                     $9.966          $10.066          $10.167          $10.263          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.964          $10.094          $10.220          $10.137          $10.083
  Accumulation Unit Value at end of
   period                                     $9.835           $9.964          $10.094          $10.220          $10.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.505           $8.548           $6.678          $10.473                -
  Accumulation Unit Value at end of
   period                                    $10.051          $10.505           $8.548           $6.678                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.416           $8.501           $6.661          $10.467                -
  Accumulation Unit Value at end of
   period                                     $9.936          $10.416           $8.501           $6.661                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.505          $10.808           $9.492          $10.379          $10.332
  Accumulation Unit Value at end of
   period                                    $12.187          $11.505          $10.808           $9.492          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                2                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.388          $10.731           $9.452          $10.367          $10.325
  Accumulation Unit Value at end of
   period                                    $12.027          $11.388          $10.731           $9.452          $10.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.569           $8.583           $6.426          $10.314                -
  Accumulation Unit Value at end of
   period                                     $8.811           $9.569           $8.583           $6.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.488           $8.536           $6.410          $10.309                -
  Accumulation Unit Value at end of
   period                                     $8.711           $9.488           $8.536           $6.410                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.362           $7.739           $5.617           $9.686           $9.941
  Accumulation Unit Value at end of
   period                                     $9.345           $9.362           $7.739           $5.617           $9.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.267           $7.684           $5.594           $9.674           $9.934
  Accumulation Unit Value at end of
   period                                     $9.223           $9.267           $7.684           $5.594           $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.426           $7.249           $6.158           $9.783          $10.051
  Accumulation Unit Value at end of
   period                                     $7.835           $8.426           $7.249           $6.158           $9.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.341           $7.197           $6.132           $9.771          $10.044
  Accumulation Unit Value at end of
   period                                     $7.732           $8.341           $7.197           $6.132           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

                                                                     APP B-5

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.193           $9.390           $8.057          $10.266                -
  Accumulation Unit Value at end of
   period                                    $10.251          $10.193           $9.390           $8.057                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.106           $9.339           $8.037          $10.261                -
  Accumulation Unit Value at end of
   period                                    $10.134          $10.106           $9.339           $8.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.734           $8.841           $7.292          $10.537                -
  Accumulation Unit Value at end of
   period                                     $9.593           $9.734           $8.841           $7.292                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.652           $8.792           $7.274          $10.532                -
  Accumulation Unit Value at end of
   period                                     $9.483           $9.652           $8.792           $7.274                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.251           $9.255           $7.588          $10.236                -
  Accumulation Unit Value at end of
   period                                     $9.836          $10.251           $9.255           $7.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.164           $9.204           $7.569          $10.231                -
  Accumulation Unit Value at end of
   period                                     $9.724          $10.164           $9.204           $7.569                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.229           $8.394           $6.732          $10.242                -
  Accumulation Unit Value at end of
   period                                     $9.035           $9.229           $8.394           $6.732                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5                2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.151           $8.347           $6.715          $10.237                -
  Accumulation Unit Value at end of
   period                                     $8.931           $9.151           $8.347           $6.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.109           $7.952           $5.763           $9.756          $10.128
  Accumulation Unit Value at end of
   period                                     $8.249           $9.109           $7.952           $5.763           $9.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.016           $7.895           $5.739           $9.744          $10.121
  Accumulation Unit Value at end of
   period                                     $8.141           $9.016           $7.895           $5.739           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.579           $7.481           $5.903           $9.715          $10.111
  Accumulation Unit Value at end of
   period                                     $8.466           $8.579           $7.481           $5.903           $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.492           $7.427           $5.879           $9.704          $10.104
  Accumulation Unit Value at end of
   period                                     $8.356           $8.492           $7.427           $5.879           $9.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -

APP B-6

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $10.753           $6.991          $10.207          $10.177
  Accumulation Unit Value at end of
   period                                    $11.500          $11.995          $10.753           $6.991          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.874          $10.676           $6.962          $10.195          $10.169
  Accumulation Unit Value at end of
   period                                    $11.349          $11.874          $10.676           $6.962          $10.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.208          $11.673           $9.943           $9.917                -
  Accumulation Unit Value at end of
   period                                    $12.951          $13.208          $11.673           $9.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.096          $11.609           $9.918           $9.911                -
  Accumulation Unit Value at end of
   period                                    $12.803          $13.096          $11.609           $9.918                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.773           $8.257           $6.368          $10.352                -
  Accumulation Unit Value at end of
   period                                     $8.065           $8.773           $8.257           $6.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                -                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.699           $8.212           $6.352          $10.347                -
  Accumulation Unit Value at end of
   period                                     $7.973           $8.699           $8.212           $6.352                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                -                -                -



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $9.369           $8.580           $6.963          $10.077          $10.296
   of period
  Accumulation Unit Value at end of           $8.992           $9.369           $8.580           $6.963          $10.077
   period
  Number of Accumulation Units                    50               60               57               15                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning        $9.274           $8.518           $6.934          $10.065          $10.289
   of period
  Accumulation Unit Value at end of           $8.874           $9.274           $8.518           $6.934          $10.065
   period
  Number of Accumulation Units                     -                1                1                1                -
   outstanding at end of period (in
   thousands)
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning        $6.131           $5.937           $4.463           $9.650          $10.121
   of period
  Accumulation Unit Value at end of           $4.890           $6.131           $5.937           $4.463           $9.650
   period
  Number of Accumulation Units                   164              145              104               38                -
   outstanding at end of period (in
   thousands)
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning        $6.069           $5.895           $4.445           $9.639          $10.113
   of period
  Accumulation Unit Value at end of           $4.826           $6.069           $5.895           $4.445           $9.639
   period
  Number of Accumulation Units                    20               20               18                7                -
   outstanding at end of period (in
   thousands)

                                                                     APP B-7

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.415           $9.911           $8.919          $10.018                -
  Accumulation Unit Value at end of
   period                                    $10.914          $10.415           $9.911           $8.919                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              433              343              103                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.332           $9.861           $8.901          $10.017                -
  Accumulation Unit Value at end of
   period                                    $10.795          $10.332           $9.861           $8.901                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89              162               92               11                -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.849           $8.930           $6.362          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.856           $9.849           $8.930           $6.362                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               29               32               17                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.885           $6.349          $10.058                -
  Accumulation Unit Value at end of
   period                                     $8.759           $9.771           $8.885           $6.349                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                7                3                4                -
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.738           $8.058           $5.062          $10.088                -
  Accumulation Unit Value at end of
   period                                     $7.770           $9.738           $8.058           $5.062                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               81               81               27                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.660           $8.017           $5.052          $10.088                -
  Accumulation Unit Value at end of
   period                                     $7.685           $9.660           $8.017           $5.052                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               35               37                4                -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.422           $8.041           $5.842          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.902           $9.422           $8.041           $5.842                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              393              350              108                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.347           $8.001           $5.830          $10.075                -
  Accumulation Unit Value at end of
   period                                     $8.805           $9.347           $8.001           $5.830                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93              104              110               12                -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.204           $8.367           $6.458          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.919           $9.204           $8.367           $6.458                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    188              199              184               48                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.131           $8.325           $6.445          $10.187                -
  Accumulation Unit Value at end of
   period                                     $8.822           $9.131           $8.325           $6.445                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               83               85                -                -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.050           $8.549           $6.049          $10.059                -
  Accumulation Unit Value at end of
   period                                     $7.685           $9.050           $8.549           $6.049                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    316              290              237               69                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.978           $8.507           $6.037          $10.059                -
  Accumulation Unit Value at end of
   period                                     $7.601           $8.978           $8.507           $6.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               93               88               24                -

APP B-8

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.304           $8.037           $5.993          $10.562          $10.764
  Accumulation Unit Value at end of
   period                                     $8.955           $9.304           $8.037           $5.993          $10.562
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    104               88               94               23                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.210           $7.980           $5.968          $10.549          $10.756
  Accumulation Unit Value at end of
   period                                     $8.838           $9.210           $7.980           $5.968          $10.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               45                5                -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.708           $8.412           $6.080          $10.168          $10.502
  Accumulation Unit Value at end of
   period                                     $9.451          $10.708           $8.412           $6.080          $10.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112              105               91               36                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.599           $8.352           $6.054          $10.156          $10.494
  Accumulation Unit Value at end of
   period                                     $9.327          $10.599           $8.352           $6.054          $10.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               14               14                7                -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.869           $9.754           $7.278          $10.515                -
  Accumulation Unit Value at end of
   period                                    $11.006          $10.869           $9.754           $7.278                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    258              292              291              159                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.777           $9.701           $7.260          $10.509                -
  Accumulation Unit Value at end of
   period                                    $10.881          $10.777           $9.701           $7.260                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     74               78              110               48                -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.389           $8.977           $7.027          $10.786                -
  Accumulation Unit Value at end of
   period                                    $10.839          $11.389           $8.977           $7.027                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     56               55               47               14                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.293           $8.928           $7.009          $10.780                -
  Accumulation Unit Value at end of
   period                                    $10.715          $11.293           $8.928           $7.009                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                6                5                1                -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.739           $8.443           $5.855          $10.592                -
  Accumulation Unit Value at end of
   period                                     $8.542           $9.739           $8.443           $5.855                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,043            1,028              959              431                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.656           $8.397           $5.840          $10.586                -
  Accumulation Unit Value at end of
   period                                     $8.444           $9.656           $8.397           $5.840                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    265              303              221              130                -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.142           $8.156           $6.608           $9.878           $9.952
  Accumulation Unit Value at end of
   period                                     $9.170           $9.142           $8.156           $6.608           $9.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    781              808              756              284                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.049           $8.098           $6.580           $9.866           $9.945
  Accumulation Unit Value at end of
   period                                     $9.050           $9.049           $8.098           $6.580           $9.866
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    135              174               92               41                -

                                                                     APP B-9

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.366           $8.771           $6.600          $10.655                -
  Accumulation Unit Value at end of
   period                                     $9.344          $10.366           $8.771           $6.600                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                7                7                1                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.278           $8.723           $6.583          $10.649                -
  Accumulation Unit Value at end of
   period                                     $9.237          $10.278           $8.723           $6.583                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      -                -                1                -                -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.768           $7.533           $5.870          $10.913          $11.097
  Accumulation Unit Value at end of
   period                                     $7.910           $8.768           $7.533           $5.870          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              290              246               96                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.479           $5.846          $10.900          $11.089
  Accumulation Unit Value at end of
   period                                     $7.806           $8.679           $7.479           $5.846          $10.900
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               60               58               21                -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.643           $8.507           $6.439          $11.261          $11.286
  Accumulation Unit Value at end of
   period                                     $8.213           $9.643           $8.507           $6.439          $11.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               18               17                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.545           $8.446           $6.412          $11.247          $11.278
  Accumulation Unit Value at end of
   period                                     $8.105           $9.545           $8.446           $6.412          $11.247
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               18                7                3                -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.066          $10.167          $10.263          $10.149          $10.090
  Accumulation Unit Value at end of
   period                                     $9.966          $10.066          $10.167          $10.263          $10.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    127               83              128               48                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.964          $10.094          $10.220          $10.137          $10.083
  Accumulation Unit Value at end of
   period                                     $9.835           $9.964          $10.094          $10.220          $10.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    121               60               11                2                -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.505           $8.548           $6.678          $10.473                -
  Accumulation Unit Value at end of
   period                                    $10.051          $10.505           $8.548           $6.678                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               65               54               17                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.416           $8.501           $6.661          $10.467                -
  Accumulation Unit Value at end of
   period                                     $9.936          $10.416           $8.501           $6.661                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                8                8                2                -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.505          $10.808           $9.492          $10.379          $10.332
  Accumulation Unit Value at end of
   period                                    $12.187          $11.505          $10.808           $9.492          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    895              966              848              291                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.388          $10.731           $9.452          $10.367          $10.325
  Accumulation Unit Value at end of
   period                                    $12.027          $11.388          $10.731           $9.452          $10.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110              120              103               34                -

APP B-10

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.569           $8.583           $6.426          $10.314                -
  Accumulation Unit Value at end of
   period                                     $8.811           $9.569           $8.583           $6.426                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               99               80               27                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.488           $8.536           $6.410          $10.309                -
  Accumulation Unit Value at end of
   period                                     $8.711           $9.488           $8.536           $6.410                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9               10               11                3                -
INVESCO VAN KAMPEN V.I. MID CAP VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.362           $7.739           $5.617           $9.686           $9.941
  Accumulation Unit Value at end of
   period                                     $9.345           $9.362           $7.739           $5.617           $9.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               11               10                3                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.267           $7.684           $5.594           $9.674           $9.934
  Accumulation Unit Value at end of
   period                                     $9.223           $9.267           $7.684           $5.594           $9.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                5                -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.426           $7.249           $6.158           $9.783          $10.051
  Accumulation Unit Value at end of
   period                                     $7.835           $8.426           $7.249           $6.158           $9.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     13               17               17                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.341           $7.197           $6.132           $9.771          $10.044
  Accumulation Unit Value at end of
   period                                     $7.732           $8.341           $7.197           $6.132           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                4                2                2                -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.193           $9.390           $8.057          $10.266                -
  Accumulation Unit Value at end of
   period                                    $10.251          $10.193           $9.390           $8.057                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               82               51                6                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.106           $9.339           $8.037          $10.261                -
  Accumulation Unit Value at end of
   period                                    $10.134          $10.106           $9.339           $8.037                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               16                6                -                -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.734           $8.841           $7.292          $10.537                -
  Accumulation Unit Value at end of
   period                                     $9.593           $9.734           $8.841           $7.292                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    169              179              136               43                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.652           $8.792           $7.274          $10.532                -
  Accumulation Unit Value at end of
   period                                     $9.483           $9.652           $8.792           $7.274                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               20               21                5                -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.251           $9.255           $7.588          $10.236                -
  Accumulation Unit Value at end of
   period                                     $9.836          $10.251           $9.255           $7.588                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               31               34                5                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.164           $9.204           $7.569          $10.231                -
  Accumulation Unit Value at end of
   period                                     $9.724          $10.164           $9.204           $7.569                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                5               14                -                -

                                                                    APP B-11

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009             2008             2007
------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.229           $8.394           $6.732          $10.242                -
  Accumulation Unit Value at end of
   period                                     $9.035           $9.229           $8.394           $6.732                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    242              254              233              105                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.151           $8.347           $6.715          $10.237                -
  Accumulation Unit Value at end of
   period                                     $8.931           $9.151           $8.347           $6.715                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               38               94               24                -
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.109           $7.952           $5.763           $9.756          $10.128
  Accumulation Unit Value at end of
   period                                     $8.249           $9.109           $7.952           $5.763           $9.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                9               13                5                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.016           $7.895           $5.739           $9.744          $10.121
  Accumulation Unit Value at end of
   period                                     $8.141           $9.016           $7.895           $5.739           $9.744
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                4                1                1                -
OPPENHEIMER MAIN STREET FUND/VA
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.579           $7.481           $5.903           $9.715          $10.111
  Accumulation Unit Value at end of
   period                                     $8.466           $8.579           $7.481           $5.903           $9.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    217              233              180               59                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.492           $7.427           $5.879           $9.704          $10.104
  Accumulation Unit Value at end of
   period                                     $8.356           $8.492           $7.427           $5.879           $9.704
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23               27               28                7                -
PUTNAM VT DIVERSIFIED INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.995          $10.753           $6.991          $10.207          $10.177
  Accumulation Unit Value at end of
   period                                    $11.500          $11.995          $10.753           $6.991          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    324              322              254               97                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.874          $10.676           $6.962          $10.195          $10.169
  Accumulation Unit Value at end of
   period                                    $11.349          $11.874          $10.676           $6.962          $10.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               42               38               11                -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.208          $11.673           $9.943           $9.917                -
  Accumulation Unit Value at end of
   period                                    $12.951          $13.208          $11.673           $9.943                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               69               57               25                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.096          $11.609           $9.918           $9.911                -
  Accumulation Unit Value at end of
   period                                    $12.803          $13.096          $11.609           $9.918                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               40               27               22                -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.773           $8.257           $6.368          $10.352                -
  Accumulation Unit Value at end of
   period                                     $8.065           $8.773           $8.257           $6.368                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               89              103               68                -
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.699           $8.212           $6.352          $10.347                -
  Accumulation Unit Value at end of
   period                                     $7.973           $8.699           $8.212           $6.352                -
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               24               61               21                -

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA


I. INVESTMENT OPTIONS (STANDARD)



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco Van Kampen V.I. U.S. Mid Cap    Above-average total return over a market     Invesco Advisers, Inc.
  Value Fund - Series II                 cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth   Maximize total return consistent with        AllianceBernstein, L.P.
  Strategy Portfolio - Class B           Adviser's determination of reasonable risk
 AllianceBernstein VPS International     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio - Class B
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 4                                prospects for capital appreciation
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund - Class 4
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund - Class   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - Class 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund -      Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 4                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 American Funds Bond HLS Fund - Class    Seeks to maximize current income and         HL Investment Advisors, LLC
  IB                                     preservation of capital.

APP C-2

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth HLS Fund   Seeks long-term growth of capital            HL Investment Advisors, LLC
  - Class IB
 American Funds Global Small             Seeks growth of capital over time            HL Investment Advisors, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund - Class  Seeks growth of capital                      HL Investment Advisors, LLC
  IB
 American Funds Growth-Income HLS Fund   Seeks long-term growth of capital and        HL Investment Advisors, LLC
  - Class IB                             income over time
 American Funds International HLS Fund   Seeks long-term growth of capital over time  HL Investment Advisors, LLC
  - Class IB
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  - Class IA                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  - Class IA                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IA     Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund - Class IA                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund - Class  Maximum current income consistent with       HL Investment Advisors, LLC
  IA*                                    liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund -       Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Total Return Series - Service    Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Global Securities Fund/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  - Service Shares                       investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations that are
                                         considered to have appreciation
                                         possibilities
 Oppenheimer Main Street Fund(R)/VA -    Seeks a high total return                    OppenheimerFunds, Inc.
  Service Shares

                                                                     APP C-3

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Diversified Income Fund -     As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital
 Fixed Accumulation Feature**            Preservation of capital                      General Account



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS

OBJECTIVE

The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.

HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are based on whether either the rider chosen:

Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios

- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THE RIDERS?

The Hartford's Lifetime Income Builders Selects is closed to new investors. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.

When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.

- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse as the joint Owner or Beneficiary.

- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.

DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?

The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP D-2

-------------------------------------------------------------------------------

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider's effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.

Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

- If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider's rules.

DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?

Yes, your initial Payment Base is equal to your initial Premium Payment. It will fluctuate based on:

       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and

       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:

                                         THE HARTFORD'S                                           THE HARTFORD'S
                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits

  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.

  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 90; or

    -   You waive your right to receive automatic Payment Base increases.

                                                                     APP D-3

-------------------------------------------------------------------------------

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

- Covered Life Changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.

- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.

- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

                                                 WITHDRAWAL PERCENT
                                    SINGLE LIFE                    JOINT/SPOUSAL
RELEVANT COVEREDLIFE ATTAINED AGE      OPTION                          OPTION
---------------------------------------------------------------------------------
     [LESS THAN]59 1/2 - 64             5.0%                            4.5%
            65 - 69                     5.5%                            5.0%
            70 - 74                     6.0%                            5.5%
            75 - 79                     6.5%                            6.0%
            80 - 84                     7.0%                            6.5%
            85 - 90                     7.5%                            7.0%
              90+                       8.0%                            7.5%

APP D-4

-------------------------------------------------------------------------------

Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1. If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2. If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3. If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.

Please refer to Example 24 in The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios Examples Appendix for more information.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.

Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.

    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit differs from the standard Death Benefit in terms of how it is reduced by excess withdrawals. The standard Death Benefit is depleted proportionately for partial Surrenders in excess of the Annual Withdrawal Amount whereas the Guaranteed Minimum Death Benefit is depleted proportionately for partial Surrenders in excess of Lifetime Benefit Payments or the Threshold.

The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the Spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.

CAN YOU REVOKE EITHER RIDER?

No. However, a Company-sponsored exchange of either rider will not be considered to be a revocation by you of either rider.

                                                                     APP D-5

-------------------------------------------------------------------------------

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER EITHER RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.

If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

-   We will no longer accept subsequent Premium Payments; and

- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sum to the Money Market Sub-Account); and

- Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferred provision; and

- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

- All other privileges under this rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.

See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as either rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then either rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

APP D-6

-------------------------------------------------------------------------------

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for either rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

                                                                     APP D-7

-------------------------------------------------------------------------------

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue either rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.

The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix A.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity

APP D-8

-------------------------------------------------------------------------------

Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

                                                                     APP D-9

-------------------------------------------------------------------------------

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:

Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under either rider.

Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.

If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, You will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date Your Lifetime Withdrawal Feature is revoked. During the reinstatement period if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change your opportunity to reinstate will be terminated.

Upon reinstatement of your Lifetime Withdrawal Feature under either rider, Your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period You reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. The restrictions are not currently enforced.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP D-10

-------------------------------------------------------------------------------

OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider.

- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.

- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under either rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may increase any time after 12 months from either rider's effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment

                                                                    APP D-11

-------------------------------------------------------------------------------

  increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E - THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

1. LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

2. GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Foundation is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would

APP E-2

-------------------------------------------------------------------------------

otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar

                                                                     APP E-3

-------------------------------------------------------------------------------

       basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

APP E-4

-------------------------------------------------------------------------------

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

                                                                     APP E-5

-------------------------------------------------------------------------------

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues
Annuitant                        Contract Owner is any            There is no Contingent           Contract Owner receives Death
                                 non-natural entity               Annuitant                        Benefit and this rider
                                                                                                   terminates

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

APP E-6

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

                                                                     APP E-7

-------------------------------------------------------------------------------

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

APP E-8

-------------------------------------------------------------------------------

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

                                                                     APP E-9

-------------------------------------------------------------------------------

  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

                                                                     APP F-1

-------------------------------------------------------------------------------

APPENDIX F - THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

1. LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

2. GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.

WHEN CAN YOU BUY THIS RIDER?

The Hartford's Lifetime Income Builder II is closed to new investors.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.

The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will

APP F-2

-------------------------------------------------------------------------------

predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

-   Notifying us in writing, verbally or electronically, if available.

- Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

- We will only honor notifications from the Owner or joint Owner and not through your broker.

- Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

- If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider's rules.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10% provided; however, there is no cap on Automatic Payment Base increases if you allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts designated by us. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

       A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

       B. If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

                                                                     APP F-3

-------------------------------------------------------------------------------

       C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years. See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse. See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

APP F-4

-------------------------------------------------------------------------------

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments. See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

                                                                     APP F-5

-------------------------------------------------------------------------------

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

APP F-6

-------------------------------------------------------------------------------

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value. See Example 17 under The Hartford's Lifetime Income Builder II.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

                                                                     APP F-7

-------------------------------------------------------------------------------

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change If there is a Covered Life change, We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

See Examples 9, 10 and under The Hartford's Lifetime Income Builder II in Appendix A.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

APP F-8

-------------------------------------------------------------------------------

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.

- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

                                                                     APP F-9

-------------------------------------------------------------------------------

  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

- We do not automatically increase payments under the Automatic Income Program If your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

- The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     The Hartford Wealth Management - Individual Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information for Series I of The Director variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                                  THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.


To obtain a prospectus, send a written request to The Hartford Wealth Management -Individual Annuities, P. O. Box 14293, Lexington, KY 40512-4293



Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $1,692,912; 2010: $1,972,746; and 2009: $1,636,348.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial

-------------------------------------------------------------------------------


Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial

4

-------------------------------------------------------------------------------


Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates

-------------------------------------------------------------------------------

the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,644,872                 14,367,096
                                      =============             ==============
  Cost                                  $80,425,322               $297,554,627
                                      =============             ==============
  Market value                          $71,764,614               $163,784,892
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                        7,552                    125,144
 Other assets                                     1                         --
                                      -------------             --------------
 Total assets                            71,772,167                163,910,036
                                      -------------             --------------
LIABILITIES:
 Due to Sponsor Company                       7,552                    125,144
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                               --                          1
                                      -------------             --------------
 Total liabilities                            7,552                    125,145
                                      -------------             --------------
NET ASSETS:
 For contract liabilities               $71,764,615               $163,784,891
                                      =============             ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            6,645,785                 21,676,968
 Minimum unit fair value #*               $8.992120                  $4.825913
 Maximum unit fair value #*              $13.374202                 $11.459299
 Contract liability                     $71,764,615               $163,707,584
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                   --                      9,969
 Minimum unit fair value #*                      --                  $7.545145
 Maximum unit fair value #*                      --                  $7.996803
 Contract liability                              --                    $77,307

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,928,941                  9,932,386                   799,976
                                     =============             ==============             =============
  Cost                                 $34,115,685               $134,835,362               $16,888,355
                                     =============             ==============             =============
  Market value                         $29,667,106                $92,172,543               $11,943,638
 Due from Sponsor Company                    9,975                         --                        --
 Receivable from fund shares
  sold                                          --                     62,869                    19,746
 Other assets                                    2                         --                        --
                                     -------------             --------------             -------------
 Total assets                           29,677,083                 92,235,412                11,963,384
                                     -------------             --------------             -------------
LIABILITIES:
 Due to Sponsor Company                         --                     62,869                    19,746
 Payable for fund shares
  purchased                                  9,975                         --                        --
 Other liabilities                              --                          3                         2
                                     -------------             --------------             -------------
 Total liabilities                           9,975                     62,872                    19,748
                                     -------------             --------------             -------------
NET ASSETS:
 For contract liabilities              $29,667,108                $92,172,540               $11,943,636
                                     =============             ==============             =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      2,503,110                 11,047,169                 1,789,987
 Minimum unit fair value #*             $11.113375                  $7.832687                 $6.403907
 Maximum unit fair value #*             $17.239024                 $12.933791                $13.514434
 Contract liability                    $29,645,994                $92,119,970               $11,943,636
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          1,738                      6,172                        --
 Minimum unit fair value #*             $12.146519                  $8.301578                        --
 Maximum unit fair value #*             $12.146519                  $8.561039                        --
 Contract liability                        $21,114                    $52,570                        --

                                    INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                     GOVERNMENT                  HIGH                INTERNATIONAL
                                   SECURITIES FUND            YIELD FUND              GROWTH FUND
                                 SUB-ACCOUNT (A)(B)       SUB-ACCOUNT (A)(C)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,737,150                3,323,210                 36,372
                                    =============            =============            ===========
  Cost                                $20,199,915              $17,370,689               $800,200
                                    =============            =============            ===========
  Market value                        $21,523,291              $16,748,982               $948,572
 Due from Sponsor Company                      --                       --                     --
 Receivable from fund shares
  sold                                      2,729                    2,669                    137
 Other assets                                  --                        2                     --
                                    -------------            -------------            -----------
 Total assets                          21,526,020               16,751,653                948,709
                                    -------------            -------------            -----------
LIABILITIES:
 Due to Sponsor Company                     2,729                    2,669                    137
 Payable for fund shares
  purchased                                    --                       --                     --
 Other liabilities                              1                       --                     --
                                    -------------            -------------            -----------
 Total liabilities                          2,730                    2,669                    137
                                    -------------            -------------            -----------
NET ASSETS:
 For contract liabilities             $21,523,290              $16,748,984               $948,572
                                    =============            =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,043,418                1,721,265                107,756
 Minimum unit fair value #*            $10.470217                $9.619164              $8.710644
 Maximum unit fair value #*            $10.582701                $9.737940              $8.811351
 Contract liability                   $21,523,290              $16,692,748               $948,572
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                    5,779                     --
 Minimum unit fair value #*                    --                $9.722541                     --
 Maximum unit fair value #*                    --                $9.737940                     --
 Contract liability                            --                  $56,236                     --

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     INVESCO V.I.            AMERICAN FUNDS
                                       DIVIDEND                  GLOBAL
                                      GROWTH FUND              GROWTH FUND
                                  SUB-ACCOUNT (A)(D)           SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,560,729                1,972,528
                                     =============            =============
  Cost                                 $69,321,201              $31,136,057
                                     =============            =============
  Market value                         $63,991,763              $38,050,063
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      34,049                   20,505
 Other assets                                    2                       --
                                     -------------            -------------
 Total assets                           64,025,814               38,070,568
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     34,049                   20,505
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                        1
                                     -------------            -------------
 Total liabilities                          34,049                   20,506
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $63,991,765              $38,050,062
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           6,523,095                3,393,901
 Minimum unit fair value #*              $9.574800                $1.600797
 Maximum unit fair value #*              $9.712980               $15.180024
 Contract liability                    $63,221,226              $38,032,425
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              79,399                    1,308
 Minimum unit fair value #*              $9.677797                $1.600797
 Maximum unit fair value #*              $9.712980               $15.180024
 Contract liability                       $770,539                  $17,637

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(a)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND       INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,862,500                 5,421,298                4,718,118
                                    ==============            ==============            =============
  Cost                                $181,344,753              $174,863,441              $68,359,572
                                    ==============            ==============            =============
  Market value                        $199,614,008              $179,282,341              $71,526,670
 Due from Sponsor Company                       --                        --                       --
 Receivable from fund shares
  sold                                      49,794                   100,358                    7,479
 Other assets                                   --                         3                        1
                                    --------------            --------------            -------------
 Total assets                          199,663,802               179,382,702               71,534,150
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                     49,794                   100,358                    7,479
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                               3                        --                       --
                                    --------------            --------------            -------------
 Total liabilities                          49,797                   100,358                    7,479
                                    --------------            --------------            -------------
NET ASSETS:
 For contract liabilities             $199,614,005              $179,282,344              $71,526,671
                                    ==============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     20,340,269                15,720,326                6,955,623
 Minimum unit fair value #*              $1.302357                 $1.173261                $1.534576
 Maximum unit fair value #*             $15.158607                $13.662527               $14.056288
 Contract liability                   $199,519,403              $179,022,863              $71,449,523
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          8,074                    21,038                    5,858
 Minimum unit fair value #*              $9.249298                $12.242827                $9.664876
 Maximum unit fair value #*             $13.431021                $12.384928               $14.056288
 Contract liability                        $94,602                  $259,481                  $77,148

                                                             WELLS FARGO
                                   AMERICAN FUNDS            ADVANTAGE VT        FIDELITY VIP
                                    GLOBAL SMALL                OMEGA           EQUITY-INCOME
                                 CAPITALIZATION FUND         GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,201,857                 112,799            5,237,430
                                    =============            ============       ==============
  Cost                                $16,774,527              $2,155,125         $131,503,716
                                    =============            ============       ==============
  Market value                        $20,479,655              $2,535,732          $96,421,078
 Due from Sponsor Company                      --                      --                   58
 Receivable from fund shares
  sold                                     14,665                     456                   --
 Other assets                                  --                      --                   --
                                    -------------            ------------       --------------
 Total assets                          20,494,320               2,536,188           96,421,136
                                    -------------            ------------       --------------
LIABILITIES:
 Due to Sponsor Company                    14,665                     456                   --
 Payable for fund shares
  purchased                                    --                      --                   58
 Other liabilities                              2                      --                    1
                                    -------------            ------------       --------------
 Total liabilities                         14,667                     456                   59
                                    -------------            ------------       --------------
NET ASSETS:
 For contract liabilities             $20,479,653              $2,535,732          $96,421,077
                                    =============            ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,532,174                 216,524            9,747,738
 Minimum unit fair value #*             $1.741965              $11.576024            $9.282099
 Maximum unit fair value #*            $17.841863              $11.788274           $14.732208
 Contract liability                   $20,472,114              $2,535,732          $96,374,673
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           423                      --                4,599
 Minimum unit fair value #*            $17.841863                      --            $9.837898
 Maximum unit fair value #*            $17.841863                      --           $10.145504
 Contract liability                        $7,539                      --              $46,404

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP    FIDELITY VIP
                                   GROWTH        CONTRAFUND
                                  PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    974,238      18,366,410
                                =============  ==============
  Cost                            $33,238,272    $575,967,985
                                =============  ==============
  Market value                    $35,588,925    $415,815,517
 Due from Sponsor Company              25,230              --
 Receivable from fund shares
  sold                                     --          40,032
 Other assets                              --               2
                                -------------  --------------
 Total assets                      35,614,155     415,855,551
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                    --          40,032
 Payable for fund shares
  purchased                            25,230              --
 Other liabilities                          1              --
                                -------------  --------------
 Total liabilities                     25,231          40,032
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $35,588,924    $415,815,519
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      3,256,411      34,761,299
 Minimum unit fair value #*        $10.264743       $8.837770
 Maximum unit fair value #*        $15.273402      $15.049689
 Contract liability               $35,580,990    $415,723,700
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            707           7,559
 Minimum unit fair value #*        $11.219365      $11.862527
 Maximum unit fair value #*        $11.219365      $12.572635
 Contract liability                    $7,934         $91,819

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             FIDELITY VIP
                                FIDELITY VIP        FIDELITY VIP           DYNAMIC CAPITAL
                                  MID CAP         VALUE STRATEGIES           APPRECIATION
                                 PORTFOLIO            PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  3,950,859           1,182,570                 288,445
                               ==============       =============            ============
  Cost                           $129,836,346         $14,347,365              $2,251,861
                               ==============       =============            ============
  Market value                   $112,915,565         $10,442,094              $2,330,638
 Due from Sponsor Company              44,213                  --                   1,921
 Receivable from fund shares
  sold                                     --              87,175                      --
 Other assets                              --                   1                      --
                               --------------       -------------            ------------
 Total assets                     112,959,778          10,529,270               2,332,559
                               --------------       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                    --              87,175                      --
 Payable for fund shares
  purchased                            44,213                  --                   1,921
 Other liabilities                          4                  --                       1
                               --------------       -------------            ------------
 Total liabilities                     44,217              87,175                   1,922
                               --------------       -------------            ------------
NET ASSETS:
 For contract liabilities        $112,915,561         $10,442,095              $2,330,637
                               ==============       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 8,849,479           1,019,981                 282,667
 Minimum unit fair value #*         $9.326694           $9.593403               $7.907296
 Maximum unit fair value #*        $16.087812          $18.561713              $15.320443
 Contract liability              $112,848,484         $10,442,095              $2,330,637
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     5,035                  --                      --
 Minimum unit fair value #*        $12.732618                  --                      --
 Maximum unit fair value #*        $13.494815                  --                      --
 Contract liability                   $67,077                  --                      --

                                                              FRANKLIN                 FRANKLIN
                                      FRANKLIN              SMALL-MID CAP             SMALL CAP
                                       INCOME                  GROWTH                   VALUE
                                  SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       251,908                1,221,410                  42,043
                                    ============            =============            ============
  Cost                                $3,144,869              $21,515,335                $489,021
                                    ============            =============            ============
  Market value                        $3,662,745              $25,026,693                $660,492
 Due from Sponsor Company                     --                       --                     978
 Receivable from fund shares
  sold                                       319                    7,711                      --
 Other assets                                 --                       --                      --
                                    ------------            -------------            ------------
 Total assets                          3,663,064               25,034,404                 661,470
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      319                    7,711                      --
 Payable for fund shares
  purchased                                   --                       --                     978
 Other liabilities                             1                       --                      --
                                    ------------            -------------            ------------
 Total liabilities                           320                    7,711                     978
                                    ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $3,662,744              $25,026,693                $660,492
                                    ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      331,984                2,768,289                  60,993
 Minimum unit fair value #*           $10.880501                $1.239954              $10.715206
 Maximum unit fair value #*           $11.006459               $16.238937              $10.839361
 Contract liability                   $3,644,683              $25,018,149                $660,492
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        1,641                      871                      --
 Minimum unit fair value #*           $11.006459                $8.015250                      --
 Maximum unit fair value #*           $11.006459               $14.100493                      --
 Contract liability                      $18,061                   $8,544                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       STRATEGIC
                                        INCOME                MUTUAL SHARES
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,064,597                4,321,992
                                     =============            =============
  Cost                                 $81,937,063              $61,888,303
                                     =============            =============
  Market value                         $88,660,689              $66,483,630
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                       6,409                   52,765
 Other assets                                   --                        2
                                     -------------            -------------
 Total assets                           88,667,098               66,536,397
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                      6,409                   52,765
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                               1                       --
                                     -------------            -------------
 Total liabilities                           6,410                   52,765
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $88,660,688              $66,483,632
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           5,095,109                4,946,922
 Minimum unit fair value #*              $1.819437                $1.265635
 Maximum unit fair value #*             $19.767850               $14.741569
 Contract liability                    $88,591,342              $66,164,979
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               3,508                   21,634
 Minimum unit fair value #*             $19.767850               $14.472101
 Maximum unit fair value #*             $19.767850               $14.741569
 Contract liability                        $69,346                 $318,653

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                MUTUAL
                                       MARKETS                  GROWTH             GLOBAL DISCOVERY
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,769,000                2,043,812                 19,457
                                    =============            =============            ===========
  Cost                                $14,724,702              $22,789,745               $339,310
                                    =============            =============            ===========
  Market value                        $16,805,497              $20,669,683               $379,213
 Due from Sponsor Company                      --                       --                  2,301
 Receivable from fund shares
  sold                                      2,162                    2,611                     --
 Other assets                                  --                       --                     --
                                    -------------            -------------            -----------
 Total assets                          16,807,659               20,672,294                381,514
                                    -------------            -------------            -----------
LIABILITIES:
 Due to Sponsor Company                     2,162                    2,611                     --
 Payable for fund shares
  purchased                                    --                       --                  2,301
 Other liabilities                             --                        1                     --
                                    -------------            -------------            -----------
 Total liabilities                          2,162                    2,612                  2,301
                                    -------------            -------------            -----------
NET ASSETS:
 For contract liabilities             $16,805,497              $20,669,682               $379,213
                                    =============            =============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       854,061                2,060,921                 38,572
 Minimum unit fair value #*             $2.646401                $1.091963              $9.723818
 Maximum unit fair value #*            $22.122585               $12.889144              $9.836390
 Contract liability                   $16,770,097              $20,641,294               $379,213
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         1,751                    2,465                     --
 Minimum unit fair value #*            $20.216961               $11.517065                     --
 Maximum unit fair value #*            $20.216961               $11.517065                     --
 Contract liability                       $35,400                  $28,388                     --

                                                                         HARTFORD
                                     TEMPLETON           HARTFORD         TOTAL
                                    GLOBAL BOND          ADVISERS      RETURN BOND
                                  SECURITIES FUND        HLS FUND        HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        81,635           2,401,251      54,583,885
                                    ============       =============  ==============
  Cost                                $1,424,718         $53,897,814    $621,617,284
                                    ============       =============  ==============
  Market value                        $1,505,343         $46,438,961    $634,968,655
 Due from Sponsor Company                     --                  --              --
 Receivable from fund shares
  sold                                     2,405              21,545       1,021,390
 Other assets                                 --                   5              55
                                    ------------       -------------  --------------
 Total assets                          1,507,748          46,460,511     635,990,100
                                    ------------       -------------  --------------
LIABILITIES:
 Due to Sponsor Company                    2,405              21,545       1,021,390
 Payable for fund shares
  purchased                                   --                  --              --
 Other liabilities                            --                  --              --
                                    ------------       -------------  --------------
 Total liabilities                         2,405              21,545       1,021,390
                                    ------------       -------------  --------------
NET ASSETS:
 For contract liabilities             $1,505,343         $46,438,966    $634,968,710
                                    ============       =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      116,598          30,102,836     283,189,162
 Minimum unit fair value #*           $12.803269           $1.121215       $1.610737
 Maximum unit fair value #*           $12.951447          $14.748542      $15.640080
 Contract liability                   $1,505,343         $46,410,375    $634,059,081
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --              23,400         474,163
 Minimum unit fair value #*                   --           $1.221833       $1.825436
 Maximum unit fair value #*                   --           $1.221833       $3.747943
 Contract liability                           --             $28,591        $909,629

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD        HARTFORD
                                   CAPITAL        DIVIDEND
                                APPRECIATION     AND GROWTH
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,346,426      22,033,625
                                =============  ==============
  Cost                            $67,579,313    $495,116,633
                                =============  ==============
  Market value                    $87,279,645    $426,049,884
 Due from Sponsor Company               7,323         789,342
 Receivable from fund shares
  sold                                     --              --
 Other assets                               1              --
                                -------------  --------------
 Total assets                      87,286,969     426,839,226
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                    --              --
 Payable for fund shares
  purchased                             7,323         789,342
 Other liabilities                         --             110
                                -------------  --------------
 Total liabilities                      7,323         789,452
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $87,279,646    $426,049,774
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      8,456,307     223,504,289
 Minimum unit fair value #*         $8.444238       $1.398089
 Maximum unit fair value #*        $15.020625      $14.148864
 Contract liability               $87,212,464    $425,887,263
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          6,621          91,488
 Minimum unit fair value #*         $8.542044       $1.613034
 Maximum unit fair value #*        $10.881142       $3.687588
 Contract liability                   $67,182        $162,511

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       139,202                  726,828           22,570,830
                                    ============            =============       ==============
  Cost                                $1,081,855              $14,285,408         $289,356,567
                                    ============            =============       ==============
  Market value                        $1,255,420               $9,773,916         $265,972,584
 Due from Sponsor Company                     --                       --                   --
 Receivable from fund shares
  sold                                       102                   14,084              132,384
 Other assets                                 --                       --                    2
                                    ------------            -------------       --------------
 Total assets                          1,255,522                9,788,000          266,104,970
                                    ------------            -------------       --------------
LIABILITIES:
 Due to Sponsor Company                      102                   14,084              132,384
 Payable for fund shares
  purchased                                   --                       --                   --
 Other liabilities                            --                       --                   --
                                    ------------            -------------       --------------
 Total liabilities                           102                   14,084              132,384
                                    ------------            -------------       --------------
NET ASSETS:
 For contract liabilities             $1,255,420               $9,773,916         $265,972,586
                                    ============            =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      141,878                7,307,243          222,879,565
 Minimum unit fair value #*            $8.502933                $0.979038            $1.009108
 Maximum unit fair value #*           $14.995966               $13.454016           $14.457899
 Contract liability                   $1,255,420               $9,769,204         $265,780,356
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    3,118              171,420
 Minimum unit fair value #*                   --                $1.511208            $1.090270
 Maximum unit fair value #*                   --                $1.511208            $1.266709
 Contract liability                           --                   $4,712             $192,230

                                                 HARTFORD
                                 HARTFORD         GROWTH        HARTFORD
                                  GROWTH      OPPORTUNITIES    HIGH YIELD
                                 HLS FUND        HLS FUND       HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
-----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                 2,773,179       3,791,835      9,800,525
                               =============  ==============  =============
  Cost                           $33,888,418    $119,411,539    $82,529,207
                               =============  ==============  =============
  Market value                   $30,287,109     $89,363,587    $85,293,322
 Due from Sponsor Company                 --              --      1,021,702
 Receivable from fund shares
  sold                                18,235          27,492             --
 Other assets                             --              --             --
                               -------------  --------------  -------------
 Total assets                     30,305,344      89,391,079     86,315,024
                               -------------  --------------  -------------
LIABILITIES:
 Due to Sponsor Company               18,235          27,492             --
 Payable for fund shares
  purchased                               --              --      1,021,702
 Other liabilities                        12              21              9
                               -------------  --------------  -------------
 Total liabilities                    18,247          27,513      1,021,711
                               -------------  --------------  -------------
NET ASSETS:
 For contract liabilities        $30,287,097     $89,363,566    $85,293,313
                               =============  ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               24,721,117      58,000,948     45,064,751
 Minimum unit fair value #*        $1.130457       $1.332989      $1.681231
 Maximum unit fair value #*       $14.521777      $14.288128     $18.181166
 Contract liability              $30,262,112     $89,353,541    $85,274,777
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                   20,690           6,899         10,256
 Minimum unit fair value #*        $1.203245       $1.425559      $1.804129
 Maximum unit fair value #*        $1.256749       $1.538976      $1.816307
 Contract liability                  $24,985         $10,025        $18,536

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  HARTFORD
                                  HARTFORD     INTERNATIONAL
                                    INDEX      OPPORTUNITIES
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    638,970      14,877,201
                                =============  ==============
  Cost                            $19,725,160    $207,422,091
                                =============  ==============
  Market value                    $16,741,488    $159,414,146
 Due from Sponsor Company                  --              --
 Receivable from fund shares
  sold                                 15,531          45,630
 Other assets                               3              --
                                -------------  --------------
 Total assets                      16,757,022     159,459,776
                                -------------  --------------
LIABILITIES:
 Due to Sponsor Company                15,531          45,630
 Payable for fund shares
  purchased                                --              --
 Other liabilities                         --              46
                                -------------  --------------
 Total liabilities                     15,531          45,676
                                -------------  --------------
NET ASSETS:
 For contract liabilities         $16,741,491    $159,414,100
                                =============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     11,085,431     109,669,244
 Minimum unit fair value #*         $0.977451       $1.179262
 Maximum unit fair value #*        $13.974161      $13.452685
 Contract liability               $16,714,774    $159,353,261
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          5,632          45,931
 Minimum unit fair value #*         $4.744019       $1.256038
 Maximum unit fair value #*         $4.744019       $2.245810
 Contract liability                   $26,717         $60,839

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP              HARTFORD            HARTFORD
                                       EQUITY                MIDCAP VALUE        MONEY MARKET
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,240,537                 645,595          170,183,495
                                    =============            ============       ==============
  Cost                                 $9,117,499              $5,748,012         $170,183,495
                                    =============            ============       ==============
  Market value                        $11,079,465              $6,093,144         $170,183,495
 Due from Sponsor Company                      --                  20,701                   --
 Receivable from fund shares
  sold                                      3,711                      --               97,302
 Other assets                                  --                      --                   56
                                    -------------            ------------       --------------
 Total assets                          11,083,176               6,113,845          170,280,853
                                    -------------            ------------       --------------
LIABILITIES:
 Due to Sponsor Company                     3,711                      --               97,302
 Payable for fund shares
  purchased                                    --                  20,701                   --
 Other liabilities                             --                      --                   --
                                    -------------            ------------       --------------
 Total liabilities                          3,711                  20,701               97,302
                                    -------------            ------------       --------------
NET ASSETS:
 For contract liabilities             $11,079,465              $6,093,144         $170,183,551
                                    =============            ============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,221,788                 551,078          128,579,583
 Minimum unit fair value #*             $8.671491              $10.876518            $0.962599
 Maximum unit fair value #*            $18.146523              $11.195539            $9.965816
 Contract liability                   $11,079,465              $6,093,144         $170,143,496
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --               33,353
 Minimum unit fair value #*                    --                      --            $1.157377
 Maximum unit fair value #*                    --                      --            $1.929104
 Contract liability                            --                      --              $40,055


                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,060,940                1,772,917             753,722
                                    =============            =============       =============
  Cost                                $59,611,807              $37,687,928         $36,424,152
                                    =============            =============       =============
  Market value                        $52,247,485              $38,423,965         $30,109,824
 Due from Sponsor Company                      --                  781,489                  --
 Receivable from fund shares
  sold                                     80,939                       --               4,419
 Other assets                                  10                        5                  --
                                    -------------            -------------       -------------
 Total assets                          52,328,434               39,205,459          30,114,243
                                    -------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                    80,939                       --               4,419
 Payable for fund shares
  purchased                                    --                  781,489                  --
 Other liabilities                             --                       --                   8
                                    -------------            -------------       -------------
 Total liabilities                         80,939                  781,489               4,427
                                    -------------            -------------       -------------
NET ASSETS:
 For contract liabilities             $52,247,495              $38,423,970         $30,109,816
                                    =============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    28,086,161               23,134,931          25,278,389
 Minimum unit fair value #*             $1.291320                $1.395157           $0.932511
 Maximum unit fair value #*            $15.183090               $19.100179          $15.473395
 Contract liability                   $52,230,624              $38,409,288         $30,094,024
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        10,781                    9,565               2,689
 Minimum unit fair value #*             $1.564928                $1.492105           $5.872222
 Maximum unit fair value #*             $1.564928                $1.558538           $5.872222
 Contract liability                       $16,871                  $14,682             $15,792

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT          HARTFORD
                                       SECURITIES             VALUE
                                        HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       22,257,870           11,772,132
                                     ==============       ==============
  Cost                                 $245,739,765         $136,469,107
                                     ==============       ==============
  Market value                         $237,619,475         $122,070,384
 Due from Sponsor Company                        --                   --
 Receivable from fund shares
  sold                                      573,055               76,208
 Other assets                                    --                   36
                                     --------------       --------------
 Total assets                           238,192,530          122,146,628
                                     --------------       --------------
LIABILITIES:
 Due to Sponsor Company                     573,055               76,208
 Payable for fund shares
  purchased                                      --                   --
 Other liabilities                               12                   --
                                     --------------       --------------
 Total liabilities                          573,067               76,208
                                     --------------       --------------
NET ASSETS:
 For contract liabilities              $237,619,463         $122,070,420
                                     ==============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          197,454,441           96,733,536
 Minimum unit fair value #*               $1.113184            $1.159549
 Maximum unit fair value #*              $10.795759           $13.790638
 Contract liability                    $237,386,961         $122,041,694
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              188,492               22,078
 Minimum unit fair value #*               $1.190504            $1.301127
 Maximum unit fair value #*               $1.285166            $1.301127
 Contract liability                        $232,502              $28,726

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                        BOND               GLOBAL GROWTH         CAPITALIZATION
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       499,601                 35,864                122,314
                                    ============            ===========            ===========
  Cost                                $4,730,861               $276,358               $842,376
                                    ============            ===========            ===========
  Market value                        $5,257,314               $313,351               $957,494
 Due from Sponsor Company                     --                     --                     --
 Receivable from fund shares
  sold                                       505                     18                     57
 Other assets                                 --                     --                     --
                                    ------------            -----------            -----------
 Total assets                          5,257,819                313,369                957,551
                                    ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                      505                     18                     57
 Payable for fund shares
  purchased                                   --                     --                     --
 Other liabilities                            --                     --                     --
                                    ------------            -----------            -----------
 Total liabilities                           505                     18                     57
                                    ------------            -----------            -----------
NET ASSETS:
 For contract liabilities             $5,257,314               $313,351               $957,494
                                    ============            ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      482,654                 35,428                123,638
 Minimum unit fair value #*           $10.794991              $8.758795              $7.684986
 Maximum unit fair value #*           $10.914436              $8.855800              $7.770109
 Contract liability                   $5,257,314               $313,351               $957,494
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                     --
 Minimum unit fair value #*                   --                     --                     --
 Maximum unit fair value #*                   --                     --                     --
 Contract liability                           --                     --                     --


                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       461,290                 265,409                 423,171
                                    ============            ============            ============
  Cost                                $3,130,592              $1,893,841              $3,145,328
                                    ============            ============            ============
  Market value                        $4,127,666              $2,338,851              $3,192,531
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                       345                     139                     261
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          4,128,011               2,338,990               3,192,792
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      345                     139                     261
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                           345                     139                     261
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $4,127,666              $2,338,851              $3,192,531
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      464,674                 263,046                 416,524
 Minimum unit fair value #*            $8.804850               $8.821638               $7.600899
 Maximum unit fair value #*            $8.902363               $8.919354               $7.685124
 Contract liability                   $4,127,666              $2,338,851              $3,192,531
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 LORD ABBETT         LORD ABBETT
                                 FUNDAMENTAL           CAPITAL
                                 EQUITY FUND       STRUCTURE FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,989,418           1,855,768
                                =============       =============
  Cost                            $30,930,441         $27,280,696
                                =============       =============
  Market value                    $32,347,936         $24,180,654
 Due from Sponsor Company                  --                  --
 Receivable from fund shares
  sold                                  6,806               6,210
 Other assets                               1                   1
                                -------------       -------------
 Total assets                      32,354,743          24,186,865
                                -------------       -------------
LIABILITIES:
 Due to Sponsor Company                 6,806               6,210
 Payable for fund shares
  purchased                                --                  --
 Other liabilities                         --                  --
                                -------------       -------------
 Total liabilities                      6,806               6,210
                                -------------       -------------
NET ASSETS:
 For contract liabilities         $32,347,937         $24,180,655
                                =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,655,912           2,044,588
 Minimum unit fair value #*        $11.288900          $10.870684
 Maximum unit fair value #*        $14.243775          $14.138989
 Contract liability               $32,322,656         $24,154,910
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          1,998               2,124
 Minimum unit fair value #*        $12.338426          $11.840758
 Maximum unit fair value #*        $12.680534          $12.169054
 Contract liability                   $25,281             $25,745

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT          LORD ABBETT     LORD ABBETT
                                         BOND              GROWTH AND       CLASSIC
                                    DEBENTURE FUND        INCOME FUND     STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       9,351,878            8,079,554      1,404,816
                                    ==============       ==============  =============
  Cost                                $110,631,856         $233,031,382    $15,802,905
                                    ==============       ==============  =============
  Market value                        $108,855,860         $178,962,117    $15,747,985
 Due from Sponsor Company                    1,964                   --             --
 Receivable from fund shares
  sold                                          --               42,606         26,037
 Other assets                                   --                   --             --
                                    --------------       --------------  -------------
 Total assets                          108,857,824          179,004,723     15,774,022
                                    --------------       --------------  -------------
LIABILITIES:
 Due to Sponsor Company                         --               42,606         26,037
 Payable for fund shares
  purchased                                  1,964                   --             --
 Other liabilities                              --                   --              1
                                    --------------       --------------  -------------
 Total liabilities                           1,964               42,606         26,038
                                    --------------       --------------  -------------
NET ASSETS:
 For contract liabilities             $108,855,860         $178,962,117    $15,747,984
                                    ==============       ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      7,899,601           18,822,319      1,432,538
 Minimum unit fair value #*             $12.852313            $7.732432     $10.261310
 Maximum unit fair value #*             $15.825278           $12.974098     $12.742691
 Contract liability                   $108,840,923         $178,900,616    $15,727,486
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          1,092                6,299          1,784
 Minimum unit fair value #*             $13.621314            $9.661448     $11.492642
 Maximum unit fair value #*             $14.046854            $9.929407     $11.492642
 Contract liability                        $14,937              $61,501        $20,498

                                                                MFS INVESTORS
                                 MFS CORE      MFS GROWTH           GROWTH
                               EQUITY SERIES     SERIES          STOCK SERIES
                                SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  270,304        200,597            308,857
                               ============   ============       ============
  Cost                           $4,249,105     $4,354,972         $3,154,932
                               ============   ============       ============
  Market value                   $4,143,777     $4,926,664         $3,400,525
 Due from Sponsor Company                --             --                 --
 Receivable from fund shares
  sold                                  427          1,248                359
 Other assets                             1             --                  1
                               ------------   ------------       ------------
 Total assets                     4,144,205      4,927,912          3,400,885
                               ------------   ------------       ------------
LIABILITIES:
 Due to Sponsor Company                 427          1,248                359
 Payable for fund shares
  purchased                              --             --                 --
 Other liabilities                       --              3                 --
                               ------------   ------------       ------------
 Total liabilities                      427          1,251                359
                               ------------   ------------       ------------
NET ASSETS:
 For contract liabilities        $4,143,778     $4,926,661         $3,400,526
                               ============   ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 566,308        750,766            479,398
 Minimum unit fair value #*       $1.079719      $1.282234          $6.198971
 Maximum unit fair value #*      $14.752865     $14.806189         $14.751351
 Contract liability              $4,138,766     $4,924,703         $3,400,526
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                     543            308                 --
 Minimum unit fair value #*       $9.222312      $6.354927                 --
 Maximum unit fair value #*       $9.222312      $6.354927                 --
 Contract liability                  $5,012         $1,958                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   MFS INVESTORS        MFS TOTAL
                                    TRUST SERIES      RETURN SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      494,197          5,395,773
                                     ==========       ============
  Cost                               $8,742,400       $101,591,377
                                     ==========       ============
  Market value                       $9,592,377        $99,974,896
 Due from Sponsor Company                    --                 --
 Receivable from fund shares
  sold                                   12,194             51,775
 Other assets                                 1                  1
                                     ----------       ------------
 Total assets                         9,604,572        100,026,672
                                     ----------       ------------
LIABILITIES:
 Due to Sponsor Company                  12,194             51,775
 Payable for fund shares
  purchased                                  --                 --
 Other liabilities                           --                 --
                                     ----------       ------------
 Total liabilities                       12,194             51,775
                                     ----------       ------------
NET ASSETS:
 For contract liabilities            $9,592,378        $99,974,897
                                     ==========       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,079,612          7,509,015
 Minimum unit fair value #*           $1.166272          $1.298094
 Maximum unit fair value #*          $13.055771         $14.438572
 Contract liability                  $9,588,753        $99,562,661
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              388             28,587
 Minimum unit fair value #*           $9.327768         $14.343613
 Maximum unit fair value #*           $9.378926         $14.438572
 Contract liability                      $3,625           $412,236

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO
                                                        VAN KAMPEN V.I.     UIF CORE PLUS
                                    MFS VALUE             EQUITY AND        FIXED INCOME
                                      SERIES              INCOME FUND         PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT (E)      SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     142,764              2,573,355          7,319,677
                                    ==========            ===========        ===========
  Cost                              $1,482,207            $35,513,001        $81,288,135
                                    ==========            ===========        ===========
  Market value                      $1,790,260            $35,086,755        $74,587,509
 Due from Sponsor Company                   --                     --                 --
 Receivable from fund shares
  sold                                     210                 20,026             28,620
 Other assets                               --                     --                  2
                                    ----------            -----------        -----------
 Total assets                        1,790,470             35,106,781         74,616,131
                                    ----------            -----------        -----------
LIABILITIES:
 Due to Sponsor Company                    210                 20,026             28,620
 Payable for fund shares
  purchased                                 --                     --                 --
 Other liabilities                           1                     --                 --
                                    ----------            -----------        -----------
 Total liabilities                         211                 20,026             28,620
                                    ----------            -----------        -----------
NET ASSETS:
 For contract liabilities           $1,790,259            $35,086,755        $74,587,511
                                    ==========            ===========        ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    186,833              2,990,730          5,322,385
 Minimum unit fair value #*          $9.482867              $9.506624          $1.311877
 Maximum unit fair value #*          $9.592508             $15.020704         $15.387068
 Contract liability                 $1,790,259            $34,946,335        $74,473,829
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                 14,295              7,430
 Minimum unit fair value #*                 --              $9.574651         $14.635839
 Maximum unit fair value #*                 --             $15.020704         $15.387068
 Contract liability                         --               $140,420           $113,682


                                   UIF EMERGING          UIF EMERGING       UIF MID CAP
                                   MARKETS DEBT         MARKETS EQUITY        GROWTH
                                    PORTFOLIO              PORTFOLIO         PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   1,098,127              5,244,928         3,538,084
                                    ==========            ===========       ===========
  Cost                              $8,632,475            $88,975,231       $42,977,309
                                    ==========            ===========       ===========
  Market value                      $9,125,440            $65,587,961       $39,343,495
 Due from Sponsor Company                   --                     --                --
 Receivable from fund shares
  sold                                  12,705                170,415           632,278
 Other assets                               --                     --                --
                                    ----------            -----------       -----------
 Total assets                        9,138,145             65,758,376        39,975,773
                                    ----------            -----------       -----------
LIABILITIES:
 Due to Sponsor Company                 12,705                170,415           632,278
 Payable for fund shares
  purchased                                 --                     --                --
 Other liabilities                          --                      1                --
                                    ----------            -----------       -----------
 Total liabilities                      12,705                170,416           632,278
                                    ----------            -----------       -----------
NET ASSETS:
 For contract liabilities           $9,125,440            $65,587,960       $39,343,495
                                    ==========            ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    377,871              4,181,893         2,658,330
 Minimum unit fair value #*          $2.203209              $2.436710        $13.828691
 Maximum unit fair value #*         $28.458494             $21.517337        $19.006104
 Contract liability                 $9,105,931            $65,450,087       $39,312,110
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        825                  7,814             2,040
 Minimum unit fair value #*         $23.657009             $15.097958        $14.656100
 Maximum unit fair value #*         $23.657009             $21.517337        $15.532996
 Contract liability                    $19,509               $137,873           $31,385

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.         MORGAN STANLEY --
                                        MID CAP               FOCUS GROWTH
                                      VALUE FUND                PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,768,321                3,015,948
                                     =============            =============
  Cost                                 $59,955,756              $45,544,142
                                     =============            =============
  Market value                         $48,137,706              $63,450,167
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      21,826                   52,462
 Other assets                                    1                       --
                                     -------------            -------------
 Total assets                           48,159,533               63,502,629
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     21,826                   52,462
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                          21,826                   52,462
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $48,137,707              $63,450,167
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,178,245                4,754,251
 Minimum unit fair value #*              $1.501204                $1.250227
 Maximum unit fair value #*             $20.037901               $32.593755
 Contract liability                    $47,967,129              $62,618,804
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               9,688                   33,529
 Minimum unit fair value #*             $14.518601                $1.268623
 Maximum unit fair value #*             $18.685402               $32.593755
 Contract liability                       $170,578                 $831,363

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                      MULTI CAP                 MID CAP             MORGAN STANLEY --
                                       GROWTH                   GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (F)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        820,080                  727,362                3,401,834
                                    =============            =============            =============
  Cost                                 $9,605,883              $11,629,165              $28,984,966
                                    =============            =============            =============
  Market value                        $12,374,504              $23,702,093              $20,576,677
 Due from Sponsor Company                  13,287                       --                       --
 Receivable from fund shares
  sold                                         --                    4,260                   19,331
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total assets                          12,387,791               23,706,353               20,596,008
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                        --                    4,260                   19,331
 Payable for fund shares
  purchased                                13,287                       --                       --
 Other liabilities                              1                        1                       --
                                    -------------            -------------            -------------
 Total liabilities                         13,288                    4,261                   19,331
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $12,374,503              $23,702,092              $20,576,677
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,726,377                1,424,080                1,928,105
 Minimum unit fair value #*             $1.453005                $1.870945                $1.419803
 Maximum unit fair value #*            $18.104224               $39.580983               $15.017927
 Contract liability                   $12,270,608              $23,600,299              $20,403,733
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         7,848                    9,898                   15,715
 Minimum unit fair value #*             $5.140472                $1.898469                $1.419803
 Maximum unit fair value #*            $13.727159               $39.580983               $15.017927
 Contract liability                      $103,895                 $101,793                 $172,944

                                                                                    MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --             GLOBAL
                                       GROWTH                MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (G)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        926,125               76,314,587                1,070,414
                                    =============            =============            =============
  Cost                                $13,152,314              $76,314,587              $15,589,974
                                    =============            =============            =============
  Market value                        $20,599,329              $76,314,587              $25,377,955
 Due from Sponsor Company                   8,948                       --                       --
 Receivable from fund shares
  sold                                         --                  418,185                   20,203
 Other assets                                   1                        1                       --
                                    -------------            -------------            -------------
 Total assets                          20,608,278               76,732,773               25,398,158
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Sponsor Company                        --                  418,185                   20,203
 Payable for fund shares
  purchased                                 8,948                       --                       --
 Other liabilities                             --                       --                       --
                                    -------------            -------------            -------------
 Total liabilities                          8,948                  418,185                   20,203
                                    -------------            -------------            -------------
NET ASSETS:
 For contract liabilities             $20,599,330              $76,314,588              $25,377,955
                                    =============            =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,175,870                7,573,430                1,479,417
 Minimum unit fair value #*             $1.331531                $1.042742                $1.771790
 Maximum unit fair value #*            $23.652660               $13.399340               $35.231446
 Contract liability                   $20,453,300              $75,794,326              $25,114,818
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         6,763                   38,873                   14,120
 Minimum unit fair value #*             $8.290594               $10.453608                $1.771790
 Maximum unit fair value #*            $23.652660               $13.399340               $35.231446
 Contract liability                      $146,030                 $520,262                 $263,137

(f) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(g) Formerly Morgan Stanley -- Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT
                                      DIMENSIONS               UIF SMALL
                                   EQUALLY WEIGHTED          COMPANY GROWTH
                                     S&P 500 FUND              PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,804,700                 596,263
                                     =============            ============
  Cost                                 $64,442,963              $9,239,151
                                     =============            ============
  Market value                         $69,235,147              $8,830,655
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                      10,222                   4,065
 Other assets                                    3                      --
                                     -------------            ------------
 Total assets                           69,245,372               8,834,720
                                     -------------            ------------
LIABILITIES:
 Due to Sponsor Company                     10,223                   4,065
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                              --                       1
                                     -------------            ------------
 Total liabilities                          10,223                   4,066
                                     -------------            ------------
NET ASSETS:
 For contract liabilities              $69,235,149              $8,830,654
                                     =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,451,119                 688,501
 Minimum unit fair value #*              $1.482445              $12.190696
 Maximum unit fair value #*             $36.553258              $16.359515
 Contract liability                    $68,857,796              $8,830,654
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              14,230                      --
 Minimum unit fair value #*              $1.504281                      --
 Maximum unit fair value #*             $36.553258                      --
 Contract liability                       $377,353                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       OPPENHEIMER
                                UIF GLOBAL         OPPENHEIMER           CAPITAL
                                 FRANCHISE       SMALL- & MID-CAP     APPRECIATION
                                 PORTFOLIO        GROWTH FUND/VA         FUND/VA
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,135,995            201,747           2,052,711
                               =============       ============       =============
  Cost                           $15,160,107         $9,669,820         $82,704,681
                               =============       ============       =============
  Market value                   $17,926,006         $9,248,078         $80,876,825
 Due from Sponsor Company                 --                 --                  --
 Receivable from fund shares
  sold                                76,324             39,129              88,320
 Other assets                             --                 --                   1
                               -------------       ------------       -------------
 Total assets                     18,002,330          9,287,207          80,965,146
                               -------------       ------------       -------------
LIABILITIES:
 Due to Sponsor Company               76,324             39,129              88,320
 Payable for fund shares
  purchased                               --                 --                  --
 Other liabilities                        --                 --                  --
                               -------------       ------------       -------------
 Total liabilities                    76,324             39,129              88,320
                               -------------       ------------       -------------
NET ASSETS:
 For contract liabilities        $17,926,006         $9,248,078         $80,876,826
                               =============       ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  910,607            979,561           8,124,050
 Minimum unit fair value #*       $15.420912          $8.914241           $9.330709
 Maximum unit fair value #*       $20.927961         $16.364224          $15.239442
 Contract liability              $17,926,006         $9,248,078         $80,813,464
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                 --               6,227
 Minimum unit fair value #*               --                 --           $9.889210
 Maximum unit fair value #*               --                 --          $10.198291
 Contract liability                       --                 --             $63,362

                                                                              OPPENHEIMER
                                     OPPENHEIMER          OPPENHEIMER         MAIN STREET
                                  GLOBAL SECURITIES       MAIN STREET       SMALL- & MID-CAP
                                       FUND/VA              FUND/VA             FUND/VA
                                     SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (H)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       8,398,737             598,531            7,045,489
                                    ==============       =============       ==============
  Cost                                $288,120,115         $12,773,272         $125,080,502
                                    ==============       =============       ==============
  Market value                        $228,529,627         $12,287,835         $119,914,220
 Due from Sponsor Company                       --                  --                   --
 Receivable from fund shares
  sold                                      23,990                 136               46,520
 Other assets                                   --                  --                    4
                                    --------------       -------------       --------------
 Total assets                          228,553,617          12,287,971          119,960,744
                                    --------------       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                     23,990                 136               46,520
 Payable for fund shares
  purchased                                     --                  --                   --
 Other liabilities                               4                  --                   --
                                    --------------       -------------       --------------
 Total liabilities                          23,994                 136               46,520
                                    --------------       -------------       --------------
NET ASSETS:
 For contract liabilities             $228,529,623         $12,287,835         $119,914,224
                                    ==============       =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     19,859,640           1,234,565           10,472,344
 Minimum unit fair value #*              $8.140979           $8.355527           $10.762200
 Maximum unit fair value #*             $15.026230          $14.710581           $16.987432
 Contract liability                   $228,431,993         $12,287,835         $119,850,204
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          8,192                  --                5,484
 Minimum unit fair value #*             $11.748431                  --           $11.406295
 Maximum unit fair value #*             $12.074238                  --           $11.762744
 Contract liability                        $97,630                  --              $64,020

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  PUTNAM VT           PUTNAM VT
                                 DIVERSIFIED        GLOBAL ASSET
                                 INCOME FUND       ALLOCATION FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 12,149,501           1,266,180
                                =============       =============
  Cost                            $97,182,680         $19,529,368
                                =============       =============
  Market value                    $83,588,568         $17,979,748
 Due from Sponsor Company               7,013               9,138
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --                  --
                                -------------       -------------
 Total assets                      83,595,581          17,988,886
                                -------------       -------------
LIABILITIES:
 Due to Sponsor Company                    --                  --
 Payable for fund shares
  purchased                             7,013               9,138
 Other liabilities                          3                   1
                                -------------       -------------
 Total liabilities                      7,016               9,139
                                -------------       -------------
NET ASSETS:
 For contract liabilities         $83,588,565         $17,979,747
                                =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      4,527,392             812,082
 Minimum unit fair value #*        $11.348975           $9.416984
 Maximum unit fair value #*        $21.468467          $38.438002
 Contract liability               $83,578,246         $17,881,680
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            506               2,551
 Minimum unit fair value #*        $19.919664          $38.438002
 Maximum unit fair value #*        $21.468467          $38.438002
 Contract liability                   $10,319             $98,067

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                PUTNAM VT      PUTNAM VT      PUTNAM VT
                               GROWTH AND    INTERNATIONAL  INTERNATIONAL
                               INCOME FUND    VALUE FUND     EQUITY FUND
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  405,162       133,843        9,199,571
                              =============  ============   ==============
  Cost                          $10,528,269    $1,616,863     $156,875,622
                              =============  ============   ==============
  Market value                   $6,198,989    $1,053,346      $87,303,926
 Due from Sponsor Company                --            --               --
 Receivable from fund shares
  sold                                  665            88           42,579
 Other assets                            --            --               --
                              -------------  ------------   --------------
 Total assets                     6,199,654     1,053,434       87,346,505
                              -------------  ------------   --------------
LIABILITIES:
 Due to Sponsor Company                 665            88           42,579
 Payable for fund shares
  purchased                              --            --               --
 Other liabilities                        1            --               --
                              -------------  ------------   --------------
 Total liabilities                      666            88           42,579
                              -------------  ------------   --------------
NET ASSETS:
 For contract liabilities        $6,198,988    $1,053,346      $87,303,926
                              =============  ============   ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 257,648       181,095        7,445,969
 Minimum unit fair value #*       $8.786996     $5.558518        $5.944599
 Maximum unit fair value #*      $46.910392    $11.981845       $16.521763
 Contract liability              $6,198,988    $1,053,346      $87,259,126
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --            --            2,821
 Minimum unit fair value #*              --            --       $15.328996
 Maximum unit fair value #*              --            --       $15.992958
 Contract liability                      --            --          $44,800

                                                        PUTNAM VT      PUTNAM VT
                                     PUTNAM VT          MULTI-CAP      SMALL CAP
                                  INVESTORS FUND       GROWTH FUND     VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     6,040,110            119,382       4,982,268
                                   =============       ============  ==============
  Cost                               $68,060,976         $2,156,309    $113,183,253
                                   =============       ============  ==============
  Market value                       $60,461,502         $2,300,503     $65,118,244
 Due from Sponsor Company                     --                 --              --
 Receivable from fund shares
  sold                                    84,690            449,747          16,855
 Other assets                                 --                 --              --
                                   -------------       ------------  --------------
 Total assets                         60,546,192          2,750,250      65,135,099
                                   -------------       ------------  --------------
LIABILITIES:
 Due to Sponsor Company                   84,690            449,747          16,855
 Payable for fund shares
  purchased                                   --                 --              --
 Other liabilities                             4                 --              --
                                   -------------       ------------  --------------
 Total liabilities                        84,694            449,747          16,855
                                   -------------       ------------  --------------
NET ASSETS:
 For contract liabilities            $60,461,498         $2,300,503     $65,118,244
                                   =============       ============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    7,539,043            198,720       3,286,029
 Minimum unit fair value #*            $5.658603         $11.438389      $15.604936
 Maximum unit fair value #*           $14.213948         $11.695236      $21.779803
 Contract liability                  $60,430,450         $2,300,503     $65,091,696
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        3,468                 --           1,270
 Minimum unit fair value #*            $8.952903                 --      $20.207601
 Maximum unit fair value #*            $8.952903                 --      $21.082774
 Contract liability                      $31,048                 --         $26,548

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 PUTNAM VT
                                               GEORGE PUTNAM         PUTNAM VT
                                               BALANCED FUND       VOYAGER FUND
                                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 1,759,517             449,692
                                               =============       =============
  Cost                                           $19,629,006         $14,149,122
                                               =============       =============
  Market value                                   $12,703,714         $14,282,237
 Due from Sponsor Company                                 --              43,524
 Receivable from fund shares sold                      1,853                  --
 Other assets                                             --                  --
                                               -------------       -------------
 Total assets                                     12,705,567          14,325,761
                                               -------------       -------------
LIABILITIES:
 Due to Sponsor Company                                1,853                  --
 Payable for fund shares purchased                        --              43,524
 Other liabilities                                         2                   1
                                               -------------       -------------
 Total liabilities                                     1,855              43,525
                                               -------------       -------------
NET ASSETS:
 For contract liabilities                        $12,703,712         $14,282,236
                                               =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,179,610             804,490
 Minimum unit fair value #*                        $9.482857           $5.200350
 Maximum unit fair value #*                       $14.154682          $57.958951
 Contract liability                              $12,701,839         $14,282,236
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           170                  --
 Minimum unit fair value #*                       $11.021221                  --
 Maximum unit fair value #*                       $11.021221                  --
 Contract liability                                   $1,873                  --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      INVESCO
                                 PUTNAM VT        VAN KAMPEN V.I.               INVESCO
                                  EQUITY             GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND         INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,568,790            6,844,275                11,239,189
                               =============       ==============            ==============
  Cost                           $15,399,560         $127,856,464              $145,732,059
                               =============       ==============            ==============
  Market value                   $21,131,607         $121,436,205              $126,778,058
 Due from Sponsor Company                 --                   --                        --
 Receivable from fund shares
  sold                                15,281              119,844                    30,528
 Other assets                              1                   --                        --
                               -------------       --------------            --------------
 Total assets                     21,146,889          121,556,049               126,808,586
                               -------------       --------------            --------------
LIABILITIES:
 Due to Sponsor Company               15,281              119,844                    30,528
 Payable for fund shares
  purchased                               --                   --                        --
 Other liabilities                        --                    4                         3
                               -------------       --------------            --------------
 Total liabilities                    15,281              119,848                    30,531
                               -------------       --------------            --------------
NET ASSETS:
 For contract liabilities        $21,131,608         $121,436,201              $126,778,055
                               =============       ==============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,436,624            8,706,422                 8,975,949
 Minimum unit fair value #*       $14.174572            $1.292737                $13.073495
 Maximum unit fair value #*       $14.940621           $15.382082                $14.891253
 Contract liability              $21,123,236         $121,269,267              $126,655,699
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      560               11,301                     8,398
 Minimum unit fair value #*       $14.940621           $14.529668                $14.243401
 Maximum unit fair value #*       $14.940621           $15.382082                $14.891253
 Contract liability                   $8,372             $166,934                  $122,356

                                      INVESCO                 INVESCO               WELLS FARGO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT
                                      CAPITAL                 MID CAP               INDEX ASSET
                                    GROWTH FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        70,849                 286,732                 28,044
                                    ============            ============            ===========
  Cost                                $1,698,683              $1,173,361               $370,052
                                    ============            ============            ===========
  Market value                        $2,221,125              $1,055,175               $339,048
 Due from Sponsor Company                     --                      --                     --
 Receivable from fund shares
  sold                                       326                     120                    511
 Other assets                                 --                      --                      1
                                    ------------            ------------            -----------
 Total assets                          2,221,451               1,055,295                339,560
                                    ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                      326                     120                    511
 Payable for fund shares
  purchased                                   --                      --                     --
 Other liabilities                            --                      --                     --
                                    ------------            ------------            -----------
 Total liabilities                           326                     120                    511
                                    ------------            ------------            -----------
NET ASSETS:
 For contract liabilities             $2,221,125              $1,055,175               $339,049
                                    ============            ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      169,552                  85,540                271,996
 Minimum unit fair value #*           $12.405145              $11.713370              $1.202759
 Maximum unit fair value #*           $17.256793              $17.177595              $1.336704
 Contract liability                   $2,221,125              $1,055,175               $339,049
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                     --
 Minimum unit fair value #*                   --                      --                     --
 Maximum unit fair value #*                   --                      --                     --
 Contract liability                           --                      --                     --

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        268,579                 117,991
                                     ============            ============
  Cost                                 $2,726,566              $1,356,163
                                     ============            ============
  Market value                         $2,830,827              $1,465,445
 Due from Sponsor Company                   2,882                      --
 Receivable from fund shares
  sold                                         --                     144
 Other assets                                  29                      --
                                     ------------            ------------
 Total assets                           2,833,738               1,465,589
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                     144
 Payable for fund shares
  purchased                                 2,882                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                          2,882                     145
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,830,856              $1,465,444
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,871,552               1,320,456
 Minimum unit fair value #*             $1.437219               $1.024177
 Maximum unit fair value #*             $1.597306               $1.138271
 Contract liability                    $2,830,856              $1,465,444
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                   INTERNATIONAL             SMALL CAP              ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        33,734                 290,591                  18,346
                                    ============            ============            ============
  Cost                                  $176,692              $2,636,406                $322,136
                                    ============            ============            ============
  Market value                          $161,247              $2,231,737                $392,067
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                        18                   1,086                   1,138
 Other assets                                 --                       1                      --
                                    ------------            ------------            ------------
 Total assets                            161,265               2,232,824                 393,205
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       18                   1,086                   1,138
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                            18                   1,086                   1,138
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $161,247              $2,231,738                $392,067
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       15,548               1,389,107                  25,605
 Minimum unit fair value #*           $10.318134               $1.485504              $14.723461
 Maximum unit fair value #*           $10.508483              $18.550844              $15.673820
 Contract liability                     $161,247              $2,231,738                $392,067
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

                                    WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT
                                     VALUE FUND           OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (I)
-----------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                        10,476                  35,638
                                    ============            ============
  Cost                                  $131,132                $743,329
                                    ============            ============
  Market value                           $87,164                $619,394
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                         8                     572
 Other assets                                 --                      --
                                    ------------            ------------
 Total assets                             87,172                 619,966
                                    ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        8                     572
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                    ------------            ------------
 Total liabilities                             8                     572
                                    ------------            ------------
NET ASSETS:
 For contract liabilities                $87,164                $619,394
                                    ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        7,173                  50,600
 Minimum unit fair value #*           $11.788796              $11.796167
 Maximum unit fair value #*           $12.549726              $12.557748
 Contract liability                      $87,164                $619,394
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

(i) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,837,142                 $7,580,977
                                      -------------             --------------
EXPENSES:
 Administrative charges                    (161,140)                  (387,293)
 Mortality and expense risk
  charges                                (1,087,465)                (2,646,487)
                                      -------------             --------------
  Total expenses                         (1,248,605)                (3,033,780)
                                      -------------             --------------
  Net investment income (loss)              588,537                  4,547,197
                                      -------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,311,074)                (9,914,835)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,712,598)               (35,890,986)
                                      -------------             --------------
  Net gain (loss) on
   investments                           (4,023,672)               (45,805,821)
                                      -------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(3,435,135)              $(41,258,624)
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $96,477                 $1,190,838                   $430,036
                                     -------------              -------------              -------------
EXPENSES:
 Administrative charges                    (70,676)                  (199,422)                        --
 Mortality and expense risk
  charges                                 (490,183)                (1,370,949)                  (235,721)
                                     -------------              -------------              -------------
  Total expenses                          (560,859)                (1,570,371)                  (235,721)
                                     -------------              -------------              -------------
  Net investment income
   (loss)                                 (464,382)                  (379,533)                   194,315
                                     -------------              -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (269,350)                (5,489,209)                   264,190
 Net realized gain on
  distributions                                 --                         --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,988,430)                 1,090,298                 (3,110,944)
                                     -------------              -------------              -------------
  Net gain (loss) on
   investments                          (3,257,780)                (4,398,911)                (2,846,754)
                                     -------------              -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(3,722,162)               $(4,778,444)               $(2,652,439)
                                     =============              =============              =============

                                    INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                     GOVERNMENT                 HIGH               INTERNATIONAL
                                  SECURITIES FUND            YIELD FUND             GROWTH FUND
                                 SUB-ACCOUNT (A)(B)      SUB-ACCOUNT (A)(C)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,027,382               $2,127,045              $11,576
                                    ------------            -------------            ---------
EXPENSES:
 Administrative charges                       --                   (8,238)                  --
 Mortality and expense risk
  charges                               (498,937)                (325,803)             (10,293)
                                    ------------            -------------            ---------
  Total expenses                        (498,937)                (334,041)             (10,293)
                                    ------------            -------------            ---------
  Net investment income
   (loss)                                528,445                1,793,004                1,283
                                    ------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (951,232)              (6,786,226)              10,001
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,696,651                4,922,686              (85,694)
                                    ------------            -------------            ---------
  Net gain (loss) on
   investments                           745,419               (1,863,540)             (75,693)
                                    ------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,273,864                 $(70,536)            $(74,410)
                                    ============            =============            =========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.            AMERICAN FUNDS
                                        DIVIDEND                  GLOBAL
                                      GROWTH FUND               GROWTH FUND
                                   SUB-ACCOUNT (A)(D)           SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,638,358                 $563,197
                                     --------------            -------------
EXPENSES:
 Administrative charges                     (38,603)                 (60,508)
 Mortality and expense risk
  charges                                (1,049,849)                (832,431)
                                     --------------            -------------
  Total expenses                         (1,088,452)                (892,939)
                                     --------------            -------------
  Net investment income (loss)              549,906                 (329,742)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  16,902,342                2,503,642
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,265,536)              (6,926,748)
                                     --------------            -------------
  Net gain (loss) on
   investments                           (1,363,194)              (4,423,106)
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(813,288)             $(4,752,848)
                                     ==============            =============

(a)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS             AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND         INTERNATIONAL FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,385,437                $2,957,133                 $1,458,461
                                    --------------             -------------             --------------
EXPENSES:
 Administrative charges                   (300,082)                 (265,919)                  (108,557)
 Mortality and expense risk
  charges                               (4,364,596)               (3,719,617)                (1,659,932)
                                    --------------             -------------             --------------
  Total expenses                        (4,664,678)               (3,985,536)                (1,768,489)
                                    --------------             -------------             --------------
  Net investment income
   (loss)                               (3,279,241)               (1,028,403)                  (310,028)
                                    --------------             -------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 11,289,888                 2,685,359                  3,837,903
 Net realized gain on
  distributions                                 --                        --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,699,876)               (8,712,412)               (17,285,032)
                                    --------------             -------------             --------------
  Net gain (loss) on
   investments                          (9,409,988)               (6,027,053)               (13,447,129)
                                    --------------             -------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(12,689,229)              $(7,055,456)              $(13,757,157)
                                    ==============             =============             ==============

                                                             WELLS FARGO
                                   AMERICAN FUNDS           ADVANTAGE VT            FIDELITY VIP
                                    GLOBAL SMALL                OMEGA               EQUITY-INCOME
                                 CAPITALIZATION FUND         GROWTH FUND              PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $371,492                    $48               $2,296,871
                                    -------------            -----------            -------------
EXPENSES:
 Administrative charges                   (34,842)                    --                 (205,363)
 Mortality and expense risk
  charges                                (515,139)               (44,378)              (1,406,468)
                                    -------------            -----------            -------------
  Total expenses                         (549,981)               (44,378)              (1,611,831)
                                    -------------            -----------            -------------
  Net investment income
   (loss)                                (178,489)               (44,330)                 685,040
                                    -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,832,072                190,534               (4,542,239)
 Net realized gain on
  distributions                                --                 23,477                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (7,582,297)              (325,873)               3,194,706
                                    -------------            -----------            -------------
  Net gain (loss) on
   investments                         (5,750,225)              (111,862)              (1,347,533)
                                    -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,928,714)             $(156,192)               $(662,493)
                                    =============            ===========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FIDELITY VIP        FIDELITY VIP
                                       GROWTH            CONTRAFUND
                                      PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $47,747           $3,478,361
                                     -----------       --------------
EXPENSES:
 Administrative charges                  (76,870)            (938,617)
 Mortality and expense risk
  charges                               (532,523)          (6,083,599)
                                     -----------       --------------
  Total expenses                        (609,393)          (7,022,216)
                                     -----------       --------------
  Net investment income (loss)          (561,646)          (3,543,855)
                                     -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  264,193          (23,212,235)
 Net realized gain on
  distributions                          133,981                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (399,791)           8,809,098
                                     -----------       --------------
  Net gain (loss) on
   investments                            (1,617)         (14,403,137)
                                     -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(563,263)        $(17,946,992)
                                     ===========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                FIDELITY VIP
                                FIDELITY VIP             FIDELITY VIP          DYNAMIC CAPITAL
                                  MID CAP              VALUE STRATEGIES         APPRECIATION
                                 PORTFOLIO                 PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $27,776                  $88,136                 $ --
                               --------------            -------------            ---------
EXPENSES:
 Administrative charges              (271,650)                 (28,326)                  --
 Mortality and expense risk
  charges                          (1,879,564)                (204,493)             (36,212)
                               --------------            -------------            ---------
  Total expenses                   (2,151,214)                (232,819)             (36,212)
                               --------------            -------------            ---------
  Net investment income
   (loss)                          (2,123,438)                (144,683)             (36,212)
                               --------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (89,198)                 (93,225)              34,107
 Net realized gain on
  distributions                       218,238                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (14,783,711)              (1,231,470)             (94,448)
                               --------------            -------------            ---------
  Net gain (loss) on
   investments                    (14,654,671)              (1,324,695)             (60,341)
                               --------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(16,778,109)             $(1,469,378)            $(96,553)
                               ==============            =============            =========

                                                             FRANKLIN               FRANKLIN
                                     FRANKLIN              SMALL-MID CAP            SMALL CAP
                                      INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $215,009                     $ --               $3,691
                                    -----------            -------------            ---------
EXPENSES:
 Administrative charges                      --                  (37,649)                  --
 Mortality and expense risk
  charges                               (41,023)                (539,784)              (6,588)
                                    -----------            -------------            ---------
  Total expenses                        (41,023)                (577,433)              (6,588)
                                    -----------            -------------            ---------
  Net investment income
   (loss)                               173,986                 (577,433)              (2,897)
                                    -----------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  24,582                1,562,843               16,383
 Net realized gain on
  distributions                              --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (148,758)              (2,722,887)             (42,717)
                                    -----------            -------------            ---------
  Net gain (loss) on
   investments                         (124,176)              (1,160,044)             (26,334)
                                    -----------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $49,810              $(1,737,477)            $(29,231)
                                    ===========            =============            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                      STRATEGIC
                                       INCOME              MUTUAL SHARES
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,043,644             $1,732,194
                                     -----------            -----------
EXPENSES:
 Administrative charges                 (118,729)               (95,448)
 Mortality and expense risk
  charges                             (1,826,875)            (1,379,775)
                                     -----------            -----------
  Total expenses                      (1,945,604)            (1,475,223)
                                     -----------            -----------
  Net investment income (loss)         4,098,040                256,971
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,364,617              1,854,622
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (4,343,305)            (4,049,073)
                                     -----------            -----------
  Net gain (loss) on
   investments                        (2,978,688)            (2,194,451)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,119,352            $(1,937,480)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON
                                    DEVELOPING              TEMPLETON              MUTUAL
                                      MARKETS                GROWTH           GLOBAL DISCOVERY
                                  SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $260,131               $340,774              $9,043
                                    -----------            -----------            --------
EXPENSES:
 Administrative charges                 (26,026)               (31,244)                 --
 Mortality and expense risk
  charges                              (395,139)              (459,024)             (4,158)
                                    -----------            -----------            --------
  Total expenses                       (421,165)              (490,268)             (4,158)
                                    -----------            -----------            --------
  Net investment income
   (loss)                              (161,034)              (149,494)              4,885
                                    -----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               1,538,607               (160,704)              4,675
 Net realized gain on
  distributions                              --                     --               8,304
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (5,262,527)            (1,688,443)            (40,160)
                                    -----------            -----------            --------
  Net gain (loss) on
   investments                       (3,723,920)            (1,849,147)            (27,181)
                                    -----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,884,954)           $(1,998,641)           $(22,296)
                                    ===========            ===========            ========

                                                                           HARTFORD
                                    TEMPLETON            HARTFORD           TOTAL
                                   GLOBAL BOND           ADVISERS        RETURN BOND
                                 SECURITIES FUND         HLS FUND          HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $88,686             $800,085         $1,417,691
                                    ---------            ---------       ------------
EXPENSES:
 Administrative charges                    --              (98,529)        (1,291,215)
 Mortality and expense risk
  charges                             (17,448)            (684,239)        (8,775,368)
                                    ---------            ---------       ------------
  Total expenses                      (17,448)            (782,768)       (10,066,583)
                                    ---------            ---------       ------------
  Net investment income
   (loss)                              71,238               17,317         (8,648,892)
                                    ---------            ---------       ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 3,451              131,817          2,104,123
 Net realized gain on
  distributions                        10,502                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (112,466)              (2,414)        41,121,714
                                    ---------            ---------       ------------
  Net gain (loss) on
   investments                        (98,513)             129,403         43,225,837
                                    ---------            ---------       ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,275)            $146,720        $34,576,945
                                    =========            =========       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD
                                   CAPITAL             DIVIDEND
                                 APPRECIATION         AND GROWTH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $763,582          $8,973,412
                                --------------       -------------
EXPENSES:
 Administrative charges                     --            (884,507)
 Mortality and expense risk
  charges                           (1,562,243)         (5,791,216)
                                --------------       -------------
  Total expenses                    (1,562,243)         (6,675,723)
                                --------------       -------------
  Net investment income (loss)        (798,661)          2,297,689
                                --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              1,977,478          (8,351,894)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (14,465,425)          5,563,263
                                --------------       -------------
  Net gain (loss) on
   investments                     (12,487,947)         (2,788,631)
                                --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(13,286,608)          $(490,942)
                                ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                     HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH          GLOBAL GROWTH          EQUITY
                                     HLS FUND                HLS FUND            HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $225                   $4,239          $3,248,637
                                    -----------            -------------       -------------
EXPENSES:
 Administrative charges                      --                  (24,067)           (588,582)
 Mortality and expense risk
  charges                               (25,974)                (163,086)         (4,138,502)
                                    -----------            -------------       -------------
  Total expenses                        (25,974)                (187,153)         (4,727,084)
                                    -----------            -------------       -------------
  Net investment income
   (loss)                               (25,749)                (182,914)         (1,478,447)
                                    -----------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  31,491                 (666,308)         (6,858,926)
 Net realized gain on
  distributions                              --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (185,068)              (1,009,053)          9,018,156
                                    -----------            -------------       -------------
  Net gain (loss) on
   investments                         (153,577)              (1,675,361)          2,159,230
                                    -----------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(179,326)             $(1,858,275)           $680,783
                                    ===========            =============       =============

                                                      HARTFORD
                                 HARTFORD              GROWTH             HARTFORD
                                  GROWTH           OPPORTUNITIES         HIGH YIELD
                                 HLS FUND             HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $56,633                 $ --          $7,424,037
                               -------------       --------------       -------------
EXPENSES:
 Administrative charges              (71,971)            (207,277)           (171,927)
 Mortality and expense risk
  charges                           (494,465)          (1,462,248)         (1,188,156)
                               -------------       --------------       -------------
  Total expenses                    (566,436)          (1,669,525)         (1,360,083)
                               -------------       --------------       -------------
  Net investment income
   (loss)                           (509,803)          (1,669,525)          6,063,954
                               -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              624,258           (4,804,076)          1,798,176
 Net realized gain on
  distributions                           --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (3,603,075)          (3,838,984)         (5,227,319)
                               -------------       --------------       -------------
  Net gain (loss) on
   investments                    (2,978,817)          (8,643,060)         (3,429,143)
                               -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(3,488,620)        $(10,312,585)         $2,634,811
                               =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD         INTERNATIONAL
                                        INDEX          OPPORTUNITIES
                                      HLS FUND            HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $294,818              $82,866
                                     -----------       --------------
EXPENSES:
 Administrative charges                  (37,814)            (372,491)
 Mortality and expense risk
  charges                               (274,772)          (2,568,746)
                                     -----------       --------------
  Total expenses                        (312,586)          (2,941,237)
                                     -----------       --------------
  Net investment income (loss)           (17,768)          (2,858,371)
                                     -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   43,255            1,190,780
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            118,585          (27,646,998)
                                     -----------       --------------
  Net gain (loss) on
   investments                           161,840          (26,456,218)
                                     -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $144,072         $(29,314,589)
                                     ===========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP             HARTFORD                HARTFORD
                                       EQUITY               MIDCAP VALUE            MONEY MARKET
                                      HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $629                     $ --
                                    -------------            -----------            -------------
EXPENSES:
 Administrative charges                        --                     --                 (346,064)
 Mortality and expense risk
  charges                                (212,712)              (105,499)              (2,464,807)
                                    -------------            -----------            -------------
  Total expenses                         (212,712)              (105,499)              (2,810,871)
                                    -------------            -----------            -------------
  Net investment income
   (loss)                                (212,712)              (104,870)              (2,810,871)
                                    -------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   383,338                  4,534                       --
 Net realized gain on
  distributions                           927,301                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,628,881)              (713,647)                      --
                                    -------------            -----------            -------------
  Net gain (loss) on
   investments                           (318,242)              (709,113)                      --
                                    -------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(530,954)             $(813,983)             $(2,810,871)
                                    =============            ===========            =============


                                      HARTFORD                HARTFORD           HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH         STOCK
                                      HLS FUND                HLS FUND           HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $ --            $434,069
                                    -------------            -----------       -------------
EXPENSES:
 Administrative charges                        --                (83,786)            (67,426)
 Mortality and expense risk
  charges                                (915,515)              (604,263)           (464,051)
                                    -------------            -----------       -------------
  Total expenses                         (915,515)              (688,049)           (531,477)
                                    -------------            -----------       -------------
  Net investment income
   (loss)                                (915,515)              (688,049)            (97,408)
                                    -------------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,218,384                570,592          (1,771,788)
 Net realized gain on
  distributions                                --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,624,124)               181,552             976,661
                                    -------------            -----------       -------------
  Net gain (loss) on
   investments                         (1,405,740)               752,144            (795,127)
                                    -------------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,321,255)               $64,095           $(892,535)
                                    =============            ===========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      HARTFORD
                                   U.S. GOVERNMENT      HARTFORD
                                     SECURITIES           VALUE
                                      HLS FUND          HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $7,070,400        $2,206,855
                                     -----------       -----------
EXPENSES:
 Administrative charges                 (521,156)         (266,615)
 Mortality and expense risk
  charges                             (3,567,873)       (1,737,569)
                                     -----------       -----------
  Total expenses                      (4,089,029)       (2,004,184)
                                     -----------       -----------
  Net investment income (loss)         2,981,371           202,671
                                     -----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,740,479)        2,002,537
 Net realized gain on
  distributions                               --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,032,733        (6,389,423)
                                     -----------       -----------
  Net gain (loss) on
   investments                         5,292,254        (4,386,886)
                                     -----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,273,625       $(4,184,215)
                                     ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                 AMERICAN FUNDS      AMERICAN FUNDS       GLOBAL SMALL
                                      BOND           GLOBAL GROWTH       CAPITALIZATION
                                    HLS FUND            HLS FUND            HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $150,506              $3,847              $14,278
                                    --------            --------            ---------
EXPENSES:
 Administrative charges                   --                  --                   --
 Mortality and expense risk
  charges                            (61,599)             (3,634)             (11,472)
                                    --------            --------            ---------
  Total expenses                     (61,599)             (3,634)             (11,472)
                                    --------            --------            ---------
  Net investment income
   (loss)                             88,907                 213                2,806
                                    --------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                5,316               1,989                4,551
 Net realized gain on
  distributions                        1,675                  --                5,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year        167,469             (36,882)            (240,713)
                                    --------            --------            ---------
  Net gain (loss) on
   investments                       174,460             (34,893)            (230,225)
                                    --------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $263,367            $(34,680)           $(227,419)
                                    ========            ========            =========


                                 AMERICAN FUNDS       AMERICAN FUNDS      AMERICAN FUNDS
                                     GROWTH           GROWTH-INCOME        INTERNATIONAL
                                    HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $127                 $28              $56,959
                                    ---------            --------            ---------
EXPENSES:
 Administrative charges                    --                  --                   --
 Mortality and expense risk
  charges                             (46,498)            (26,969)             (36,544)
                                    ---------            --------            ---------
  Total expenses                      (46,498)            (26,969)             (36,544)
                                    ---------            --------            ---------
  Net investment income
   (loss)                             (46,371)            (26,941)              20,415
                                    ---------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                79,683              10,317               10,275
 Net realized gain on
  distributions                            --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (257,708)            (68,048)            (554,756)
                                    ---------            --------            ---------
  Net gain (loss) on
   investments                       (178,025)            (57,731)            (544,481)
                                    ---------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(224,396)           $(84,672)           $(524,066)
                                    =========            ========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 LORD ABBETT             LORD ABBETT
                                 FUNDAMENTAL               CAPITAL
                                 EQUITY FUND           STRUCTURE FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $67,215               $692,738
                                -------------            -----------
EXPENSES:
 Administrative charges               (70,349)               (51,936)
 Mortality and expense risk
  charges                            (408,660)              (261,815)
                                -------------            -----------
  Total expenses                     (479,009)              (313,751)
                                -------------            -----------
  Net investment income (loss)       (411,794)               378,987
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               153,020               (184,472)
 Net realized gain on
  distributions                     1,092,191                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,932,946)              (473,483)
                                -------------            -----------
  Net gain (loss) on
   investments                     (1,687,735)              (657,955)
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(2,099,529)             $(278,968)
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT         LORD ABBETT          LORD ABBETT
                                        BOND              GROWTH AND            CLASSIC
                                   DEBENTURE FUND        INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,287,529           $1,395,425            $120,952
                                    -------------       --------------       -------------
EXPENSES:
 Administrative charges                  (217,144)            (406,106)            (34,629)
 Mortality and expense risk
  charges                              (1,385,158)          (2,444,159)           (218,092)
                                    -------------       --------------       -------------
  Total expenses                       (1,602,302)          (2,850,265)           (252,721)
                                    -------------       --------------       -------------
  Net investment income
   (loss)                               4,685,227           (1,454,840)           (131,769)
                                    -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   752,998           (8,814,054)            247,767
 Net realized gain on
  distributions                           784,891                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,224,355)          (4,461,244)         (1,828,840)
                                    -------------       --------------       -------------
  Net gain (loss) on
   investments                         (1,686,466)         (13,275,298)         (1,581,073)
                                    -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,998,761         $(14,730,138)        $(1,712,842)
                                    =============       ==============       =============

                                                                                 MFS INVESTORS
                                     MFS CORE              MFS GROWTH               GROWTH
                                   EQUITY SERIES             SERIES              STOCK SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $43,891                $10,464                $21,438
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                  (6,372)                (7,589)                (5,206)
 Mortality and expense risk
  charges                               (82,435)              (103,654)               (71,773)
                                    -----------            -----------            -----------
  Total expenses                        (88,807)              (111,243)               (76,979)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                               (44,916)              (100,779)               (55,541)
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 153,590                329,960                183,166
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (223,629)              (317,841)              (163,408)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                          (70,039)                12,119                 19,758
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(114,955)              $(88,660)              $(35,783)
                                    ===========            ===========            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                      MFS INVESTORS             MFS TOTAL
                                      TRUST SERIES            RETURN SERIES
                                       SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $102,227               $2,852,908
                                       -----------            -------------
EXPENSES:
 Administrative charges                    (14,639)                (147,913)
 Mortality and expense risk
  charges                                 (210,841)              (2,050,552)
                                       -----------            -------------
  Total expenses                          (225,480)              (2,198,465)
                                       -----------            -------------
  Net investment income (loss)            (123,253)                 654,443
                                       -----------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    531,216                 (412,109)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (794,684)                (170,479)
                                       -----------            -------------
  Net gain (loss) on investments          (263,468)                (582,588)
                                       -----------            -------------
  Net increase (decrease) in net
   assets resulting from
   operations                            $(386,721)                 $71,855
                                       ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            INVESCO
                                                        VAN KAMPEN V.I.           UIF CORE PLUS
                                    MFS VALUE             EQUITY AND              FIXED INCOME
                                     SERIES               INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT (E)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $22,924               $1,022,443               $2,944,988
                                    ---------            -------------            -------------
EXPENSES:
 Administrative charges                    --                  (42,068)                (105,487)
 Mortality and expense risk
  charges                             (18,795)                (684,510)              (1,433,992)
                                    ---------            -------------            -------------
  Total expenses                      (18,795)                (726,578)              (1,539,479)
                                    ---------            -------------            -------------
  Net investment income
   (loss)                               4,129                  295,865                1,405,509
                                    ---------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                28,610                3,704,141               (1,693,934)
 Net realized gain on
  distributions                         7,284                   22,507                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (60,320)              (5,353,389)               3,295,633
                                    ---------            -------------            -------------
  Net gain (loss) on
   investments                        (24,426)              (1,626,741)               1,601,699
                                    ---------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(20,297)             $(1,330,876)              $3,007,208
                                    =========            =============            =============


                                   UIF EMERGING             UIF EMERGING         UIF MID CAP
                                   MARKETS DEBT            MARKETS EQUITY          GROWTH
                                     PORTFOLIO               PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $367,962                  $319,129            $115,647
                                    -----------            --------------       -------------
EXPENSES:
 Administrative charges                 (12,456)                 (159,027)            (92,572)
 Mortality and expense risk
  charges                              (181,170)               (1,249,938)           (629,916)
                                    -----------            --------------       -------------
  Total expenses                       (193,626)               (1,408,965)           (722,488)
                                    -----------            --------------       -------------
  Net investment income
   (loss)                               174,336                (1,089,836)           (606,841)
                                    -----------            --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  42,347                 1,135,996           1,249,417
 Net realized gain on
  distributions                         114,620                        --              19,485
 Net unrealized appreciation
  (depreciation) of
  investments during the year           155,476               (17,659,144)         (4,632,568)
                                    -----------            --------------       -------------
  Net gain (loss) on
   investments                          312,443               (16,523,148)         (3,363,666)
                                    -----------            --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $486,779              $(17,612,984)        $(3,970,507)
                                    ===========            ==============       =============

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  INVESCO
                                              VAN KAMPEN V.I.         MORGAN STANLEY --
                                                  MID CAP               FOCUS GROWTH
                                                VALUE FUND                PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $343,131                     $ --
                                               -------------            -------------
EXPENSES:
 Administrative charges                              (83,688)                (112,472)
 Mortality and expense risk charges                 (838,626)              (1,036,963)
                                               -------------            -------------
  Total expenses                                    (922,314)              (1,149,435)
                                               -------------            -------------
  Net investment income (loss)                      (579,183)              (1,149,435)
                                               -------------            -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,147,191)               6,060,067
 Net realized gain on distributions                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,411,780               (9,404,633)
                                               -------------            -------------
  Net gain (loss) on investments                     264,589               (3,344,566)
                                               -------------            -------------
  Net increase (decrease) in net assets
   resulting from operations                       $(314,594)             $(4,494,001)
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          MORGAN STANLEY --      MORGAN STANLEY --
                                              MULTI CAP               MID CAP          MORGAN STANLEY --
                                               GROWTH                 GROWTH            FLEXIBLE INCOME
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (F)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $86,556            $1,411,214
                                            -------------          -------------          ------------
EXPENSES:
 Administrative charges                           (22,161)               (42,277)              (31,692)
 Mortality and expense risk charges              (228,364)              (420,289)             (344,837)
                                            -------------          -------------          ------------
  Total expenses                                 (250,525)              (462,566)             (376,529)
                                            -------------          -------------          ------------
  Net investment income (loss)                   (250,525)              (376,010)            1,034,685
                                            -------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,259,524              2,893,450              (978,769)
 Net realized gain on distributions                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,258,765)            (4,573,523)              530,232
                                            -------------          -------------          ------------
  Net gain (loss) on investments                 (999,241)            (1,680,073)             (448,537)
                                            -------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(1,249,766)           $(2,056,083)             $586,148
                                            =============          =============          ============

                                                                                       MORGAN STANLEY --
                                          MORGAN STANLEY --      MORGAN STANLEY --           GLOBAL
                                               GROWTH              MONEY MARKET          INFRASTRUCTURE
                                              PORTFOLIO              PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT (G)          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                 $8,546              $717,187
                                            -------------          -------------          ------------
EXPENSES:
 Administrative charges                           (31,628)              (114,904)              (38,776)
 Mortality and expense risk charges              (406,382)            (1,448,817)             (358,773)
                                            -------------          -------------          ------------
  Total expenses                                 (438,010)            (1,563,721)             (397,549)
                                            -------------          -------------          ------------
  Net investment income (loss)                   (438,010)            (1,555,175)              319,638
                                            -------------          -------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  2,687,086                     --             1,685,574
 Net realized gain on distributions                    --                     --             1,614,703
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (3,168,942)                    --              (160,911)
                                            -------------          -------------          ------------
  Net gain (loss) on investments                 (481,856)                    --             3,139,366
                                            -------------          -------------          ------------
  Net increase (decrease) in net
   assets resulting from operations             $(919,866)           $(1,555,175)           $3,459,004
                                            =============          =============          ============

(f) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(g) Formerly Morgan Stanley -- Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  INVESCO V.I. SELECT
                                      DIMENSIONS                UIF SMALL
                                   EQUALLY WEIGHTED          COMPANY GROWTH
                                     S&P 500 FUND               PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,224,634                 $418,601
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (108,169)                      --
 Mortality and expense risk
  charges                               (1,268,968)                (210,707)
                                     -------------            -------------
  Total expenses                        (1,377,137)                (210,707)
                                     -------------            -------------
  Net investment income (loss)            (152,503)                 207,894
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    683,852                  (32,900)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,862,267)              (1,218,027)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (1,178,415)              (1,250,927)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,330,918)             $(1,043,033)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    OPPENHEIMER
                                     UIF GLOBAL             OPPENHEIMER               CAPITAL
                                     FRANCHISE           SMALL- & MID-CAP          APPRECIATION
                                     PORTFOLIO            GROWTH FUND/VA              FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $660,489                   $ --                 $101,820
                                    ------------            -----------            -------------
EXPENSES:
 Administrative charges                  (23,610)               (18,698)                (178,386)
 Mortality and expense risk
  charges                               (392,877)              (132,762)              (1,212,815)
                                    ------------            -----------            -------------
  Total expenses                        (416,487)              (151,460)              (1,391,201)
                                    ------------            -----------            -------------
  Net investment income
   (loss)                                244,002               (151,460)              (1,289,381)
                                    ------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  795,481               (136,494)                (687,261)
 Net realized gain on
  distributions                               --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            424,995               (159,014)                (259,712)
                                    ------------            -----------            -------------
  Net gain (loss) on
   investments                         1,220,476               (295,508)                (946,973)
                                    ------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,464,478              $(446,968)             $(2,236,354)
                                    ============            ===========            =============

                                                                                      OPPENHEIMER
                                     OPPENHEIMER              OPPENHEIMER             MAIN STREET
                                  GLOBAL SECURITIES           MAIN STREET          SMALL- & MID-CAP
                                       FUND/VA                  FUND/VA                 FUND/VA
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (H)
-----------------------------  ------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,002,333                $80,674                 $523,917
                                    --------------            -----------            -------------
EXPENSES:
 Administrative charges                   (543,061)               (22,314)                (256,539)
 Mortality and expense risk
  charges                               (3,467,522)              (170,632)              (1,790,865)
                                    --------------            -----------            -------------
  Total expenses                        (4,010,583)              (192,946)              (2,047,404)
                                    --------------            -----------            -------------
  Net investment income
   (loss)                               (1,008,250)              (112,272)              (1,523,487)
                                    --------------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (9,167,816)              (350,766)              (1,161,736)
 Net realized gain on
  distributions                                 --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,094,802)               197,675               (1,260,820)
                                    --------------            -----------            -------------
  Net gain (loss) on
   investments                         (24,262,618)              (153,091)              (2,422,556)
                                    --------------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(25,270,868)             $(265,363)             $(3,946,043)
                                    ==============            ===========            =============

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT                PUTNAM VT
                                           DIVERSIFIED             GLOBAL ASSET
                                           INCOME FUND            ALLOCATION FUND
                                           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $9,160,994               $804,458
                                          --------------            -----------
EXPENSES:
 Administrative charges                         (178,446)               (37,162)
 Mortality and expense risk charges           (1,214,023)              (249,250)
                                          --------------            -----------
  Total expenses                              (1,392,469)              (286,412)
                                          --------------            -----------
  Net investment income (loss)                 7,768,525                518,046
                                          --------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (237,849)               (72,589)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (11,717,944)              (813,232)
                                          --------------            -----------
  Net gain (loss) on investments             (11,955,793)              (885,821)
                                          --------------            -----------
  Net increase (decrease) in net assets
   resulting from operations                 $(4,187,268)             $(367,775)
                                          ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT          PUTNAM VT
                                             GROWTH AND            INTERNATIONAL      INTERNATIONAL
                                             INCOME FUND            VALUE FUND         EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $87,082                $32,658           $3,356,203
                                             -----------            -----------       --------------
EXPENSES:
 Administrative charges                          (13,648)                    --             (202,037)
 Mortality and expense risk charges              (90,102)               (18,740)          (1,395,953)
                                             -----------            -----------       --------------
  Total expenses                                (103,750)               (18,740)          (1,597,990)
                                             -----------            -----------       --------------
  Net investment income (loss)                   (16,668)                13,918            1,758,213
                                             -----------            -----------       --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (270,634)               (17,656)          (5,251,518)
 Net realized gain on distributions                   --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (108,330)              (191,394)         (14,640,817)
                                             -----------            -----------       --------------
  Net gain (loss) on investments                (378,964)              (209,050)         (19,892,335)
                                             -----------            -----------       --------------
  Net increase (decrease) in net
   assets resulting from operations            $(395,632)             $(195,132)        $(18,134,122)
                                             ===========            ===========       ==============

                                                                     PUTNAM VT          PUTNAM VT
                                              PUTNAM VT              MULTI-CAP          SMALL CAP
                                           INVESTORS FUND           GROWTH FUND        VALUE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $728,767                 $7,812            $358,962
                                             -----------            -----------       -------------
EXPENSES:
 Administrative charges                         (128,458)                    --            (140,931)
 Mortality and expense risk charges             (848,936)               (48,010)           (976,835)
                                             -----------            -----------       -------------
  Total expenses                                (977,394)               (48,010)         (1,117,766)
                                             -----------            -----------       -------------
  Net investment income (loss)                  (248,627)               (40,198)           (758,804)
                                             -----------            -----------       -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   266,751                   (878)         (9,106,547)
 Net realized gain on distributions                   --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (661,759)              (218,739)          5,888,802
                                             -----------            -----------       -------------
  Net gain (loss) on investments                (395,008)              (219,617)         (3,217,745)
                                             -----------            -----------       -------------
  Net increase (decrease) in net
   assets resulting from operations            $(643,635)             $(259,815)        $(3,976,549)
                                             ===========            ===========       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    GEORGE PUTNAM             PUTNAM VT
                                    BALANCED FUND           VOYAGER FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $262,843                     $ --
                                     -----------            -------------
EXPENSES:
 Administrative charges                  (25,154)                 (33,642)
 Mortality and expense risk
  charges                               (158,042)                (247,219)
                                     -----------            -------------
  Total expenses                        (183,196)                (280,861)
                                     -----------            -------------
  Net investment income (loss)            79,647                 (280,861)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (739,868)                (645,753)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            855,908               (3,298,196)
                                     -----------            -------------
  Net gain (loss) on
   investments                           116,040               (3,943,949)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $195,687              $(4,224,810)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              INVESCO
                                     PUTNAM VT            VAN KAMPEN V.I.              INVESCO
                                      EQUITY                GROWTH AND             VAN KAMPEN V.I.
                                    INCOME FUND             INCOME FUND             COMSTOCK FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $348,102               $1,387,769               $1,994,882
                                    -----------            -------------            -------------
EXPENSES:
 Administrative charges                      --                 (231,527)                (246,342)
 Mortality and expense risk
  charges                              (250,308)              (1,909,403)              (2,147,729)
                                    -----------            -------------            -------------
  Total expenses                       (250,308)              (2,140,930)              (2,394,071)
                                    -----------            -------------            -------------
  Net investment income
   (loss)                                97,794                 (753,161)                (399,189)
                                    -----------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 652,921                   93,159               (4,207,095)
 Net realized gain on
  distributions                              --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (545,732)              (4,024,565)                (200,745)
                                    -----------            -------------            -------------
  Net gain (loss) on
   investments                          107,189               (3,931,406)              (4,407,840)
                                    -----------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $204,983              $(4,684,567)             $(4,807,029)
                                    ===========            =============            =============

                                      INVESCO                INVESCO             WELLS FARGO
                                  VAN KAMPEN V.I.        VAN KAMPEN V.I.        ADVANTAGE VT
                                      CAPITAL                MID CAP             INDEX ASSET
                                    GROWTH FUND            GROWTH FUND         ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --              $11,165
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                  (3,879)                    --                 (796)
 Mortality and expense risk
  charges                               (56,812)               (29,849)              (6,769)
                                    -----------            -----------            ---------
  Total expenses                        (60,691)               (29,849)              (7,565)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                               (60,691)               (29,849)               3,600
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 205,933                109,879               (8,501)
 Net realized gain on
  distributions                              --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (389,248)              (216,180)              25,382
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (183,315)              (106,301)              16,881
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(244,006)             $(136,150)             $20,481
                                    ===========            ===========            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                    ADVANTAGE VT         ADVANTAGE VT
                                    TOTAL RETURN           INTRINSIC
                                     BOND FUND            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $54,738               $8,498
                                     ----------            ---------
EXPENSES:
 Administrative charges                  (4,127)              (3,265)
 Mortality and expense risk
  charges                               (31,123)             (20,022)
                                     ----------            ---------
  Total expenses                        (35,250)             (23,287)
                                     ----------            ---------
  Net investment income (loss)           19,488              (14,789)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   8,421               38,002
 Net realized gain on
  distributions                          75,069                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            21,691              (68,066)
                                     ----------            ---------
  Net gain (loss) on
   investments                          105,181              (30,064)
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $124,669             $(44,853)
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT          ADVANTAGE VT          WELLS FARGO
                                  INTERNATIONAL           SMALL CAP           ADVANTAGE VT
                                   EQUITY FUND           GROWTH FUND         DISCOVERY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $525                   $ --                $ --
                                    ---------            -----------            --------
EXPENSES:
 Administrative charges                    --                 (4,878)                 --
 Mortality and expense risk
  charges                              (3,542)               (33,842)             (5,136)
                                    ---------            -----------            --------
  Total expenses                       (3,542)               (38,720)             (5,136)
                                    ---------            -----------            --------
  Net investment income
   (loss)                              (3,017)               (38,720)             (5,136)
                                    ---------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                17,126                (46,622)              8,184
 Net realized gain on
  distributions                         8,039                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (49,165)               (54,192)             (3,733)
                                    ---------            -----------            --------
  Net gain (loss) on
   investments                        (24,000)              (100,814)              4,451
                                    ---------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,017)             $(139,534)              $(685)
                                    =========            ===========            ========

                                  WELLS FARGO
                                  ADVANTAGE VT          WELLS FARGO
                                   SMALL CAP           ADVANTAGE VT
                                   VALUE FUND        OPPORTUNITY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                              $650                $2,909
                                    --------             ---------
EXPENSES:
 Administrative charges                   --                    --
 Mortality and expense risk
  charges                             (1,588)              (11,856)
                                    --------             ---------
  Total expenses                      (1,588)              (11,856)
                                    --------             ---------
  Net investment income
   (loss)                               (938)               (8,947)
                                    --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (3,892)              (72,559)
 Net realized gain on
  distributions                           --                72,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (4,117)              (53,526)
                                    --------             ---------
  Net gain (loss) on
   investments                        (8,009)              (53,368)
                                    --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(8,947)             $(62,315)
                                    ========             =========

(i) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $588,537                $4,547,197
 Net realized gain (loss) on
  security transactions                  (2,311,074)               (9,914,835)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,712,598)              (35,890,986)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,435,135)              (41,258,624)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  300,026                 1,073,481
 Net transfers                           (1,595,257)               12,139,376
 Surrenders for benefit
  payments and fees                     (12,593,296)              (20,617,026)
 Other transactions                            (146)                    1,355
 Death benefits                          (2,155,163)               (2,904,611)
 Net annuity transactions                        --                     1,254
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,043,836)              (10,306,171)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (19,478,971)              (51,564,795)
NET ASSETS:
 Beginning of year                       91,243,586               215,349,686
                                     --------------            --------------
 End of year                            $71,764,615              $163,784,891
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(464,382)                 $(379,533)                 $194,315
 Net realized gain (loss) on
  security transactions                   (269,350)                (5,489,209)                  264,190
 Net realized gain on
  distributions                                 --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,988,430)                 1,090,298                (3,110,944)
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (3,722,162)                (4,778,444)               (2,652,439)
                                     -------------             --------------             -------------
UNIT TRANSACTIONS:
 Purchases                                 183,127                    515,749                   120,403
 Net transfers                          (1,204,755)                (2,935,909)               (1,068,826)
 Surrenders for benefit
  payments and fees                     (4,417,395)               (10,423,194)               (1,979,345)
 Other transactions                          1,074                        826                    (1,087)
 Death benefits                           (253,059)                (1,641,325)                 (205,139)
 Net annuity transactions                   (2,369)                     4,315                        --
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,693,377)               (14,479,538)               (3,133,994)
                                     -------------             --------------             -------------
 Net increase (decrease) in
  net assets                            (9,415,539)               (19,257,982)               (5,786,433)
NET ASSETS:
 Beginning of year                      39,082,647                111,430,522                17,730,069
                                     -------------             --------------             -------------
 End of year                           $29,667,108                $92,172,540               $11,943,636
                                     =============             ==============             =============

                                    INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                     GOVERNMENT                  HIGH                INTERNATIONAL
                                   SECURITIES FUND            YIELD FUND              GROWTH FUND
                                 SUB-ACCOUNT (A)(B)       SUB-ACCOUNT (A)(C)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $528,445               $1,793,004                  $1,283
 Net realized gain (loss) on
  security transactions                  (951,232)              (6,786,226)                 10,001
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,696,651                4,922,686                 (85,694)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,273,864                  (70,536)                (74,410)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 20,815                  178,292                   5,356
 Net transfers                            162,324                1,748,328                  36,883
 Surrenders for benefit
  payments and fees                    (5,101,386)              (3,510,478)                (50,855)
 Other transactions                            (8)                      81                      --
 Death benefits                          (583,809)                (668,316)                (12,171)
 Net annuity transactions                      --                   16,945                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,502,064)              (2,235,148)                (20,787)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (4,228,200)              (2,305,684)                (95,197)
NET ASSETS:
 Beginning of year                     25,751,490               19,054,668               1,043,769
                                    -------------            -------------            ------------
 End of year                          $21,523,290              $16,748,984                $948,572
                                    =============            =============            ============

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.             AMERICAN FUNDS
                                        DIVIDEND                   GLOBAL
                                      GROWTH FUND               GROWTH FUND
                                   SUB-ACCOUNT (A)(D)           SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $549,906                 $(329,742)
 Net realized gain (loss) on
  security transactions                  16,902,342                 2,503,642
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,265,536)               (6,926,748)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (813,288)               (4,752,848)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  511,434                   154,750
 Net transfers                           (2,598,969)               (1,288,119)
 Surrenders for benefit
  payments and fees                      (9,452,010)               (7,795,434)
 Other transactions                            (973)                      778
 Death benefits                          (3,370,222)               (1,188,378)
 Net annuity transactions                    64,318                   (24,134)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (14,846,422)              (10,140,537)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (15,659,710)              (14,893,385)
NET ASSETS:
 Beginning of year                       79,651,475                52,943,447
                                     --------------            --------------
 End of year                            $63,991,765               $38,050,062
                                     ==============            ==============

(a)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND        INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,279,241)              $(1,028,403)                $(310,028)
 Net realized gain (loss) on
  security transactions                 11,289,888                 2,685,359                 3,837,903
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (20,699,876)               (8,712,412)              (17,285,032)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (12,689,229)               (7,055,456)              (13,757,157)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 814,783                   840,225                   293,121
 Net transfers                         (13,989,812)               (9,616,716)               (3,053,844)
 Surrenders for benefit
  payments and fees                    (42,510,675)              (34,540,889)              (16,564,873)
 Other transactions                         (3,565)                    1,400                    (6,972)
 Death benefits                         (3,816,549)               (4,048,781)               (1,718,387)
 Net annuity transactions                    3,942                    89,504                   (11,901)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (59,501,876)              (47,275,257)              (21,062,856)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           (72,191,105)              (54,330,713)              (34,820,013)
NET ASSETS:
 Beginning of year                     271,805,110               233,613,057               106,346,684
                                    --------------            --------------            --------------
 End of year                          $199,614,005              $179,282,344               $71,526,671
                                    ==============            ==============            ==============

                                                              WELLS FARGO
                                    AMERICAN FUNDS            ADVANTAGE VT        FIDELITY VIP
                                     GLOBAL SMALL                OMEGA           EQUITY-INCOME
                                 CAPITALIZATION FUND          GROWTH FUND          PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(178,489)               $(44,330)            $685,040
 Net realized gain (loss) on
  security transactions                  1,832,072                 190,534           (4,542,239)
 Net realized gain on
  distributions                                 --                  23,477                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,582,297)               (325,873)           3,194,706
                                    --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,928,714)               (156,192)            (662,493)
                                    --------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 102,769                   6,760              564,268
 Net transfers                          (1,838,814)               (193,941)          (2,133,541)
 Surrenders for benefit
  payments and fees                     (5,976,217)               (386,602)         (10,753,778)
 Other transactions                            280                    (179)               1,453
 Death benefits                           (986,165)                (66,828)          (1,446,538)
 Net annuity transactions                    3,800                      --                2,808
                                    --------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,694,347)               (640,790)         (13,765,328)
                                    --------------            ------------       --------------
 Net increase (decrease) in
  net assets                           (14,623,061)               (796,982)         (14,427,821)
NET ASSETS:
 Beginning of year                      35,102,714               3,332,714          110,848,898
                                    --------------            ------------       --------------
 End of year                           $20,479,653              $2,535,732          $96,421,077
                                    ==============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP         FIDELITY VIP
                                   GROWTH             CONTRAFUND
                                  PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(561,646)          $(3,543,855)
 Net realized gain (loss) on
  security transactions               264,193           (23,212,235)
 Net realized gain on
  distributions                       133,981                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (399,791)            8,809,098
                                -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (563,263)          (17,946,992)
                                -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            290,146             2,544,816
 Net transfers                      1,234,817           (29,097,444)
 Surrenders for benefit
  payments and fees                (4,994,423)          (51,894,352)
 Other transactions                      (341)                2,549
 Death benefits                      (614,297)           (5,275,042)
 Net annuity transactions              (4,980)               25,263
                                -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (4,089,078)          (83,694,210)
                                -------------       ---------------
 Net increase (decrease) in
  net assets                       (4,652,341)         (101,641,202)
NET ASSETS:
 Beginning of year                 40,241,265           517,456,721
                                -------------       ---------------
 End of year                      $35,588,924          $415,815,519
                                =============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  FIDELITY VIP
                                FIDELITY VIP             FIDELITY VIP           DYNAMIC CAPITAL
                                  MID CAP              VALUE STRATEGIES           APPRECIATION
                                 PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,123,438)               $(144,683)               $(36,212)
 Net realized gain (loss) on
  security transactions               (89,198)                 (93,225)                 34,107
 Net realized gain on
  distributions                       218,238                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (14,783,711)              (1,231,470)                (94,448)
                               --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (16,778,109)              (1,469,378)                (96,553)
                               --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                            776,904                   62,515                  44,532
 Net transfers                     (8,955,651)              (2,015,630)                536,350
 Surrenders for benefit
  payments and fees               (15,617,469)              (2,747,250)               (379,152)
 Other transactions                      (599)                     (51)                     36
 Death benefits                    (1,067,128)                (248,161)                (77,076)
 Net annuity transactions              11,791                       --                      --
                               --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (24,852,152)              (4,948,577)                124,690
                               --------------            -------------            ------------
 Net increase (decrease) in
  net assets                      (41,630,261)              (6,417,955)                 28,137
NET ASSETS:
 Beginning of year                154,545,822               16,860,050               2,302,500
                               --------------            -------------            ------------
 End of year                     $112,915,561              $10,442,095              $2,330,637
                               ==============            =============            ============

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $173,986                $(577,433)              $(2,897)
 Net realized gain (loss) on
  security transactions                   24,582                1,562,843                16,383
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (148,758)              (2,722,887)              (42,717)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              49,810               (1,737,477)              (29,231)
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 5,650                   53,101                13,128
 Net transfers                          (266,552)                (701,775)               15,324
 Surrenders for benefit
  payments and fees                     (138,143)              (5,567,856)              (20,581)
 Other transactions                           --                      773                     1
 Death benefits                          (23,561)                (373,186)               (5,226)
 Net annuity transactions                 (1,989)                   2,811                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (424,595)              (6,586,132)                2,646
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                            (374,785)              (8,323,609)              (26,585)
NET ASSETS:
 Beginning of year                     4,037,529               33,350,302               687,077
                                    ------------            -------------            ----------
 End of year                          $3,662,744              $25,026,693              $660,492
                                    ============            =============            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      STRATEGIC
                                        INCOME              MUTUAL SHARES
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $4,098,040                $256,971
 Net realized gain (loss) on
  security transactions                 1,364,617               1,854,622
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,343,305)             (4,049,073)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,119,352              (1,937,480)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                474,078                 182,602
 Net transfers                            203,133              (4,235,534)
 Surrenders for benefit
  payments and fees                   (21,109,230)            (12,994,269)
 Other transactions                         1,155                     232
 Death benefits                        (2,044,829)             (2,103,182)
 Net annuity transactions                   4,759                   7,358
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (22,470,934)            (19,142,793)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                          (21,351,582)            (21,080,273)
NET ASSETS:
 Beginning of year                    110,012,270              87,563,905
                                     ------------            ------------
 End of year                          $88,660,688             $66,483,632
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     TEMPLETON
                                     DEVELOPING              TEMPLETON              MUTUAL
                                      MARKETS                 GROWTH           GLOBAL DISCOVERY
                                  SECURITIES FUND         SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(161,034)             $(149,494)             $4,885
 Net realized gain (loss) on
  security transactions                1,538,607               (160,704)              4,675
 Net realized gain on
  distributions                               --                     --               8,304
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,262,527)            (1,688,443)            (40,160)
                                    ------------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                          (3,884,954)            (1,998,641)            (22,296)
                                    ------------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                36,988                 46,145                 100
 Net transfers                        (1,249,456)            (1,323,474)             44,144
 Surrenders for benefit
  payments and fees                   (4,763,511)            (4,656,254)             (9,418)
 Other transactions                         (182)                  (588)                 (1)
 Death benefits                         (274,952)              (324,602)             (1,516)
 Net annuity transactions                 18,139                 31,323                  --
                                    ------------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (6,232,974)            (6,227,450)             33,309
                                    ------------            -----------            --------
 Net increase (decrease) in
  net assets                         (10,117,928)            (8,226,091)             11,013
NET ASSETS:
 Beginning of year                    26,923,425             28,895,773             368,200
                                    ------------            -----------            --------
 End of year                         $16,805,497            $20,669,682            $379,213
                                    ============            ===========            ========

                                                                         HARTFORD
                                    TEMPLETON         HARTFORD            TOTAL
                                   GLOBAL BOND        ADVISERS         RETURN BOND
                                 SECURITIES FUND      HLS FUND           HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $71,238           $17,317        $(8,648,892)
 Net realized gain (loss) on
  security transactions                  3,451           131,817          2,104,123
 Net realized gain on
  distributions                         10,502                --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (112,466)           (2,414)        41,121,714
                                    ----------       -----------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,275)          146,720         34,576,945
                                    ----------       -----------       ------------
UNIT TRANSACTIONS:
 Purchases                               8,213           216,838          2,954,601
 Net transfers                         195,693        (1,406,747)        14,992,777
 Surrenders for benefit
  payments and fees                    (81,313)       (4,888,628)       (78,891,556)
 Other transactions                         --              (145)              (515)
 Death benefits                        (24,817)         (940,532)       (11,475,090)
 Net annuity transactions                   --            (2,986)          (106,864)
                                    ----------       -----------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     97,776        (7,022,200)       (72,526,647)
                                    ----------       -----------       ------------
 Net increase (decrease) in
  net assets                            70,501        (6,875,480)       (37,949,702)
NET ASSETS:
 Beginning of year                   1,434,842        53,314,446        672,918,412
                                    ----------       -----------       ------------
 End of year                        $1,505,343       $46,438,966       $634,968,710
                                    ==========       ===========       ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                   CAPITAL              DIVIDEND
                                 APPRECIATION          AND GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(798,661)          $2,297,689
 Net realized gain (loss) on
  security transactions              1,977,478           (8,351,894)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (14,465,425)           5,563,263
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (13,286,608)            (490,942)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                             610,783            2,368,547
 Net transfers                      (3,722,481)          (1,138,260)
 Surrenders for benefit
  payments and fees                (10,203,350)         (47,087,882)
 Other transactions                      2,217               (1,051)
 Death benefits                     (1,163,493)          (5,440,378)
 Net annuity transactions               (7,459)              12,735
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (14,483,783)         (51,286,289)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (27,770,391)         (51,777,231)
NET ASSETS:
 Beginning of year                 115,050,037          477,827,005
                                --------------       --------------
 End of year                       $87,279,646         $426,049,774
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                      HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH           GLOBAL GROWTH           EQUITY
                                      HLS FUND                HLS FUND             HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,749)               $(182,914)         $(1,478,447)
 Net realized gain (loss) on
  security transactions                   31,491                 (666,308)          (6,858,926)
 Net realized gain on
  distributions                               --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (185,068)              (1,009,053)           9,018,156
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (179,326)              (1,858,275)             680,783
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 6,230                   96,035            1,349,674
 Net transfers                           (15,297)                (461,817)         (27,886,167)
 Surrenders for benefit
  payments and fees                     (150,530)              (1,046,095)         (32,798,436)
 Other transactions                          492                     (239)              (2,386)
 Death benefits                          (16,758)                 (99,841)          (5,312,792)
 Net annuity transactions                     --                    5,819              (50,891)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (175,863)              (1,506,138)         (64,700,998)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                            (355,189)              (3,364,413)         (64,020,215)
NET ASSETS:
 Beginning of year                     1,610,609               13,138,329          329,992,801
                                    ------------            -------------       --------------
 End of year                          $1,255,420               $9,773,916         $265,972,586
                                    ============            =============       ==============

                                                           HARTFORD
                                      HARTFORD              GROWTH              HARTFORD
                                       GROWTH           OPPORTUNITIES          HIGH YIELD
                                      HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(509,803)         $(1,669,525)          $6,063,954
 Net realized gain (loss) on
  security transactions                   624,258           (4,804,076)           1,798,176
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,603,075)          (3,838,984)          (5,227,319)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,488,620)         (10,312,585)           2,634,811
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                195,990              651,182              397,719
 Net transfers                         (1,721,456)          (6,576,736)           6,369,819
 Surrenders for benefit
  payments and fees                    (4,477,585)         (10,042,239)         (12,143,005)
 Other transactions                           188                1,270                  127
 Death benefits                          (293,583)            (766,640)          (1,061,906)
 Net annuity transactions                  26,368                6,185               12,519
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,270,078)         (16,726,978)          (6,424,727)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (9,758,698)         (27,039,563)          (3,789,916)
NET ASSETS:
 Beginning of year                     40,045,795          116,403,129           89,083,229
                                    -------------       --------------       --------------
 End of year                          $30,287,097          $89,363,566          $85,293,313
                                    =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                       HARTFORD
                                  HARTFORD          INTERNATIONAL
                                    INDEX           OPPORTUNITIES
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(17,768)         $(2,858,371)
 Net realized gain (loss) on
  security transactions                43,255            1,190,780
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         118,585          (27,646,998)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          144,072          (29,314,589)
                                -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             90,885            1,280,097
 Net transfers                     (3,292,942)             295,857
 Surrenders for benefit
  payments and fees                (1,966,383)         (21,099,896)
 Other transactions                        11                  233
 Death benefits                      (344,905)          (2,249,952)
 Net annuity transactions              28,073              (16,700)
                                -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,485,261)         (21,790,361)
                                -------------       --------------
 Net increase (decrease) in
  net assets                       (5,341,189)         (51,104,950)
NET ASSETS:
 Beginning of year                 22,082,680          210,519,050
                                -------------       --------------
 End of year                      $16,741,491         $159,414,100
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP              HARTFORD             HARTFORD
                                       EQUITY                MIDCAP VALUE         MONEY MARKET
                                      HLS FUND                 HLS FUND             HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(212,712)               $(104,870)         $(2,810,871)
 Net realized gain (loss) on
  security transactions                   383,338                    4,534                   --
 Net realized gain on
  distributions                           927,301                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,628,881)                (713,647)                  --
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (530,954)                (813,983)          (2,810,871)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                120,749                   43,029            3,006,513
 Net transfers                         (1,288,228)                  39,280           85,041,699
 Surrenders for benefit
  payments and fees                    (1,434,021)                (698,015)         (83,110,902)
 Other transactions                         1,354                    1,378               (3,429)
 Death benefits                          (260,659)                 (98,822)          (4,992,493)
 Net annuity transactions                      --                       --               (4,219)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,860,805)                (713,150)             (62,831)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                           (3,391,759)              (1,527,133)          (2,873,702)
NET ASSETS:
 Beginning of year                     14,471,224                7,620,277          173,057,253
                                    -------------            -------------       --------------
 End of year                          $11,079,465               $6,093,144         $170,183,551
                                    =============            =============       ==============


                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(915,515)               $(688,049)           $(97,408)
 Net realized gain (loss) on
  security transactions                 1,218,384                  570,592          (1,771,788)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,624,124)                 181,552             976,661
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,321,255)                  64,095            (892,535)
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                455,284                  192,827              88,550
 Net transfers                         (1,817,624)              (2,221,304)         (3,033,950)
 Surrenders for benefit
  payments and fees                    (5,819,961)              (4,448,966)         (2,909,932)
 Other transactions                         1,058                    1,210                (313)
 Death benefits                          (536,404)                (289,730)           (103,224)
 Net annuity transactions                  14,995                   (1,557)             17,120
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,702,652)              (6,767,520)         (5,941,749)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                          (10,023,907)              (6,703,425)         (6,834,284)
NET ASSETS:
 Beginning of year                     62,271,402               45,127,395          36,944,100
                                    -------------            -------------       -------------
 End of year                          $52,247,495              $38,423,970         $30,109,816
                                    =============            =============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT          HARTFORD
                                       SECURITIES             VALUE
                                        HLS FUND             HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,981,371             $202,671
 Net realized gain (loss) on
  security transactions                  (1,740,479)           2,002,537
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,032,733           (6,389,423)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,273,625           (4,184,215)
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                1,729,107              861,299
 Net transfers                           (6,691,087)          (9,152,717)
 Surrenders for benefit
  payments and fees                     (32,184,117)         (13,377,690)
 Other transactions                             523                  845
 Death benefits                          (5,280,434)          (1,535,582)
 Net annuity transactions                   (47,740)              20,610
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (42,473,748)         (23,183,235)
                                     --------------       --------------
 Net increase (decrease) in
  net assets                            (34,200,123)         (27,367,450)
NET ASSETS:
 Beginning of year                      271,819,586          149,437,870
                                     --------------       --------------
 End of year                           $237,619,463         $122,070,420
                                     ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  AMERICAN FUNDS
                                   AMERICAN FUNDS          AMERICAN FUNDS          GLOBAL SMALL
                                        BOND               GLOBAL GROWTH          CAPITALIZATION
                                      HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $88,907                  $213                  $2,806
 Net realized gain (loss) on
  security transactions                     5,316                 1,989                   4,551
 Net realized gain on
  distributions                             1,675                    --                   5,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year             167,469               (36,882)               (240,713)
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              263,367               (34,680)               (227,419)
                                    -------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 36,550                24,342                  14,809
 Net transfers                           (272,093)               11,776                  79,380
 Surrenders for benefit
  payments and fees                      (917,339)              (19,606)                (32,350)
 Other transactions                            (6)                   --                      13
 Death benefits                           (30,405)              (21,768)                   (348)
 Net annuity transactions                      --                    --                      --
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,183,293)               (5,256)                 61,504
                                    -------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (919,926)              (39,936)               (165,915)
NET ASSETS:
 Beginning of year                      6,177,240               353,287               1,123,409
                                    -------------            ----------            ------------
 End of year                           $5,257,314              $313,351                $957,494
                                    =============            ==========            ============


                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(46,371)               $(26,941)                $20,415
 Net realized gain (loss) on
  security transactions                   79,683                  10,317                  10,275
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (257,708)                (68,048)               (554,756)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (224,396)                (84,672)               (524,066)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                19,593                   4,234                   7,397
 Net transfers                          (152,828)                (63,335)                370,187
 Surrenders for benefit
  payments and fees                     (147,935)                (77,257)               (104,532)
 Other transactions                           43                      42                      11
 Death benefits                          (41,858)                (22,492)                (12,894)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (322,985)               (158,808)                260,169
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (547,381)               (243,480)               (263,897)
NET ASSETS:
 Beginning of year                     4,675,047               2,582,331               3,456,428
                                    ------------            ------------            ------------
 End of year                          $4,127,666              $2,338,851              $3,192,531
                                    ============            ============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 LORD ABBETT              LORD ABBETT
                                 FUNDAMENTAL                CAPITAL
                                 EQUITY FUND            STRUCTURE FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(411,794)                $378,987
 Net realized gain (loss) on
  security transactions               153,020                 (184,472)
 Net realized gain on
  distributions                     1,092,191                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,932,946)                (473,483)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (2,099,529)                (278,968)
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            364,655                  128,229
 Net transfers                      2,365,106                  289,088
 Surrenders for benefit
  payments and fees                (3,716,203)              (2,978,039)
 Other transactions                       776                      122
 Death benefits                      (344,265)                (481,219)
 Net annuity transactions              21,144                   20,293
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,308,787)              (3,021,526)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (3,408,316)              (3,300,494)
NET ASSETS:
 Beginning of year                 35,756,253               27,481,149
                                -------------            -------------
 End of year                      $32,347,937              $24,180,655
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT          LORD ABBETT          LORD ABBETT
                                         BOND              GROWTH AND            CLASSIC
                                    DEBENTURE FUND        INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,685,227          $(1,454,840)          $(131,769)
 Net realized gain (loss) on
  security transactions                    752,998           (8,814,054)            247,767
 Net realized gain on
  distributions                            784,891                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,224,355)          (4,461,244)         (1,828,840)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,998,761          (14,730,138)         (1,712,842)
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 460,352              913,350             136,179
 Net transfers                          14,207,534           (8,106,115)           (206,081)
 Surrenders for benefit
  payments and fees                    (14,571,529)         (21,621,732)         (1,727,034)
 Other transactions                           (342)               3,382                 143
 Death benefits                         (1,526,278)          (2,754,161)           (362,640)
 Net annuity transactions                   12,535                8,020              19,607
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,417,728)         (31,557,256)         (2,139,826)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                             1,581,033          (46,287,394)         (3,852,668)
NET ASSETS:
 Beginning of year                     107,274,827          225,249,511          19,600,652
                                    --------------       --------------       -------------
 End of year                          $108,855,860         $178,962,117         $15,747,984
                                    ==============       ==============       =============

                                                                                MFS INVESTORS
                                      MFS CORE          MFS GROWTH                 GROWTH
                                   EQUITY SERIES          SERIES                STOCK SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(44,916)          $(100,779)                $(55,541)
 Net realized gain (loss) on
  security transactions                  153,590             329,960                  183,166
 Net realized gain on
  distributions                               --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (223,629)           (317,841)                (163,408)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (114,955)            (88,660)                 (35,783)
                                    ------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                32,950               7,883                   57,872
 Net transfers                            16,674             199,845                 (266,330)
 Surrenders for benefit
  payments and fees                     (778,759)         (1,698,754)                (804,341)
 Other transactions                         (326)                117                      238
 Death benefits                          (77,604)           (173,664)                 (85,754)
 Net annuity transactions                   (698)               (265)                      --
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (807,763)         (1,664,838)              (1,098,315)
                                    ------------       -------------            -------------
 Net increase (decrease) in
  net assets                            (922,718)         (1,753,498)              (1,134,098)
NET ASSETS:
 Beginning of year                     5,066,496           6,680,159                4,534,624
                                    ------------       -------------            -------------
 End of year                          $4,143,778          $4,926,661               $3,400,526
                                    ============       =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                               MFS INVESTORS         MFS TOTAL
                                               TRUST SERIES        RETURN SERIES
                                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(123,253)            $654,443
 Net realized gain (loss) on security
  transactions                                       531,216             (412,109)
 Net realized gain on distributions                       --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (794,684)            (170,479)
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                         (386,721)              71,855
                                               -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                            40,345              370,362
 Net transfers                                      (602,870)          (4,871,859)
 Surrenders for benefit payments and
  fees                                            (2,355,204)         (23,304,631)
 Other transactions                                     (454)                (852)
 Death benefits                                     (341,980)          (2,927,292)
 Net annuity transactions                              1,762               80,740
                                               -------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (3,258,401)         (30,653,532)
                                               -------------       --------------
 Net increase (decrease) in net assets            (3,645,122)         (30,581,677)
NET ASSETS:
 Beginning of year                                13,237,500          130,556,574
                                               -------------       --------------
 End of year                                      $9,592,378          $99,974,897
                                               =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        INVESCO
                                                                    VAN KAMPEN V.I.       UIF CORE PLUS
                                              MFS VALUE                EQUITY AND         FIXED INCOME
                                                SERIES                INCOME FUND           PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT (E)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $4,129                  $295,865          $1,405,509
 Net realized gain (loss) on security
  transactions                                     28,610                 3,704,141          (1,693,934)
 Net realized gain on distributions                 7,284                    22,507                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (60,320)               (5,353,389)          3,295,633
                                             ------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                       (20,297)               (1,330,876)          3,007,208
                                             ------------            --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                         10,605                   213,331             294,903
 Net transfers                                    (39,123)               (3,010,471)          1,353,767
 Surrenders for benefit payments and
  fees                                            (80,129)               (8,638,047)        (18,036,811)
 Other transactions                                    --                      (274)              1,919
 Death benefits                                   (18,338)               (1,806,381)         (2,354,351)
 Net annuity transactions                              --                  (126,824)              5,615
                                             ------------            --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (126,985)              (13,368,666)        (18,734,958)
                                             ------------            --------------       -------------
 Net increase (decrease) in net assets           (147,282)              (14,699,542)        (15,727,750)
NET ASSETS:
 Beginning of year                              1,937,541                49,786,297          90,315,261
                                             ------------            --------------       -------------
 End of year                                   $1,790,259               $35,086,755         $74,587,511
                                             ============            ==============       =============


                                        UIF EMERGING         UIF EMERGING         UIF MID CAP
                                        MARKETS DEBT        MARKETS EQUITY          GROWTH
                                          PORTFOLIO           PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $174,336          $(1,089,836)          $(606,841)
 Net realized gain (loss) on security
  transactions                                 42,347            1,135,996           1,249,417
 Net realized gain on distributions           114,620                   --              19,485
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    155,476          (17,659,144)         (4,632,568)
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                   486,779          (17,612,984)         (3,970,507)
                                        -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                     16,826              437,346             195,757
 Net transfers                               (100,159)          (9,067,254)          1,306,144
 Surrenders for benefit payments and
  fees                                     (2,200,041)         (11,412,869)         (5,725,852)
 Other transactions                            (1,910)               6,287                 (77)
 Death benefits                              (133,726)            (799,602)           (472,651)
 Net annuity transactions                       2,709               43,211              33,104
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (2,416,301)         (20,792,881)         (4,663,575)
                                        -------------       --------------       -------------
 Net increase (decrease) in net assets     (1,929,522)         (38,405,865)         (8,634,082)
NET ASSETS:
 Beginning of year                         11,054,962          103,993,825          47,977,577
                                        -------------       --------------       -------------
 End of year                               $9,125,440          $65,587,960         $39,343,495
                                        =============       ==============       =============

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  INVESCO
                                              VAN KAMPEN V.I.          MORGAN STANLEY --
                                                  MID CAP                 FOCUS GROWTH
                                                 VALUE FUND                PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(579,183)              $(1,149,435)
 Net realized gain (loss) on security
  transactions                                     (1,147,191)                6,060,067
 Net realized gain on distributions                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          1,411,780                (9,404,633)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                          (314,594)               (4,494,001)
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                            227,057                   569,624
 Net transfers                                     (3,530,359)               (2,067,435)
 Surrenders for benefit payments and
  fees                                             (9,486,957)              (10,007,181)
 Other transactions                                       637                     1,522
 Death benefits                                    (1,055,376)               (3,800,496)
 Net annuity transactions                             107,381                    52,016
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (13,737,617)              (15,251,950)
                                               --------------            --------------
 Net increase (decrease) in net assets            (14,052,211)              (19,745,951)
NET ASSETS:
 Beginning of year                                 62,189,918                83,196,118
                                               --------------            --------------
 End of year                                      $48,137,707               $63,450,167
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --        MORGAN STANLEY --
                                      MULTI CAP                 MID CAP             MORGAN STANLEY --
                                       GROWTH                   GROWTH               FLEXIBLE INCOME
                                      PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (F)            SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(250,525)               $(376,010)              $1,034,685
 Net realized gain (loss) on
  security transactions                 1,259,524                2,893,450                 (978,769)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,258,765)              (4,573,523)                 530,232
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,249,766)              (2,056,083)                 586,148
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 27,888                  141,621                  268,887
 Net transfers                           (870,513)                (701,576)                (167,365)
 Surrenders for benefit
  payments and fees                    (2,175,010)              (4,327,651)              (3,481,062)
 Other transactions                           948                   (1,533)                     612
 Death benefits                          (523,792)                (831,868)                (759,305)
 Net annuity transactions                  29,458                   37,528                   60,525
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,511,021)              (5,683,479)              (4,077,708)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (4,760,787)              (7,739,562)              (3,491,560)
NET ASSETS:
 Beginning of year                     17,135,290               31,441,654               24,068,237
                                    -------------            -------------            -------------
 End of year                          $12,374,503              $23,702,092              $20,576,677
                                    =============            =============            =============

                                                                                     MORGAN STANLEY --
                                  MORGAN STANLEY --        MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                   SUB-ACCOUNT (G)            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(438,010)              $(1,555,175)                $319,638
 Net realized gain (loss) on
  security transactions                 2,687,086                        --                1,685,574
 Net realized gain on
  distributions                                --                        --                1,614,703
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,168,942)                       --                 (160,911)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (919,866)               (1,555,175)               3,459,004
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 96,850                   412,553                  186,878
 Net transfers                         (1,315,499)               47,967,015                 (712,994)
 Surrenders for benefit
  payments and fees                    (3,406,250)              (58,620,176)              (3,545,108)
 Other transactions                            42                       (94)                  (2,847)
 Death benefits                        (1,163,667)               (3,453,339)              (1,822,175)
 Net annuity transactions                  76,890                   350,472                  (85,638)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,711,634)              (13,343,569)              (5,981,884)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           (6,631,500)              (14,898,744)              (2,522,880)
NET ASSETS:
 Beginning of year                     27,230,830                91,213,332               27,900,835
                                    -------------            --------------            -------------
 End of year                          $20,599,330               $76,314,588              $25,377,955
                                    =============            ==============            =============

(f) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(g) Formerly Morgan Stanley -- Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT
                                     DIMENSIONS             UIF SMALL
                                  EQUALLY WEIGHTED        COMPANY GROWTH
                                    S&P 500 FUND            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(152,503)             $207,894
 Net realized gain (loss) on
  security transactions                  683,852               (32,900)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,862,267)           (1,218,027)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,330,918)           (1,043,033)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               349,411                62,546
 Net transfers                        (3,012,785)             (452,306)
 Surrenders for benefit
  payments and fees                  (13,043,330)           (1,956,736)
 Other transactions                         (159)                 (130)
 Death benefits                       (2,821,822)             (124,196)
 Net annuity transactions                180,061                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (18,348,624)           (2,470,822)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                         (19,679,542)           (3,513,855)
NET ASSETS:
 Beginning of year                    88,914,691            12,344,509
                                     -----------            ----------
 End of year                         $69,235,149            $8,830,654
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        OPPENHEIMER
                               UIF GLOBAL             OPPENHEIMER         CAPITAL
                                FRANCHISE          SMALL- & MID-CAP     APPRECIATION
                                PORTFOLIO           GROWTH FUND/VA        FUND/VA
                               SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $244,002              $(151,460)      $(1,289,381)
 Net realized gain (loss) on
  security transactions            795,481               (136,494)         (687,261)
 Net realized gain on
  distributions                         --                     --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      424,995               (159,014)         (259,712)
                               -----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  operations                     1,464,478               (446,968)       (2,236,354)
                               -----------            -----------       -----------
UNIT TRANSACTIONS:
 Purchases                          61,400                 67,856           481,138
 Net transfers                    (808,815)             3,922,512        (5,714,177)
 Surrenders for benefit
  payments and fees             (4,714,141)            (1,135,832)       (9,279,782)
 Other transactions                     39                    383             2,770
 Death benefits                   (391,316)               (54,424)       (1,189,944)
 Net annuity transactions               --                     --             4,628
                               -----------            -----------       -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (5,852,833)             2,800,495       (15,695,367)
                               -----------            -----------       -----------
 Net increase (decrease) in
  net assets                    (4,388,355)             2,353,527       (17,931,721)
NET ASSETS:
 Beginning of year              22,314,361              6,894,551        98,808,547
                               -----------            -----------       -----------
 End of year                   $17,926,006             $9,248,078       $80,876,826
                               ===========            ===========       ===========

                                                                              OPPENHEIMER
                                    OPPENHEIMER        OPPENHEIMER            MAIN STREET
                                 GLOBAL SECURITIES     MAIN STREET          SMALL- & MID-CAP
                                      FUND/VA            FUND/VA                FUND/VA
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (H)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,008,250)        $(112,272)            $(1,523,487)
 Net realized gain (loss) on
  security transactions               (9,167,816)         (350,766)             (1,161,736)
 Net realized gain on
  distributions                               --                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (15,094,802)          197,675              (1,260,820)
                                    ------------       -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (25,270,868)         (265,363)             (3,946,043)
                                    ------------       -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,199,789            59,267                 676,700
 Net transfers                       (12,644,061)         (320,192)             (6,928,184)
 Surrenders for benefit
  payments and fees                  (30,038,944)       (1,467,202)            (13,468,802)
 Other transactions                       (1,622)               (8)                    394
 Death benefits                       (2,847,392)         (187,083)             (1,864,825)
 Net annuity transactions                (11,862)               --                   4,783
                                    ------------       -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (44,344,092)       (1,915,218)            (21,579,934)
                                    ------------       -----------            ------------
 Net increase (decrease) in
  net assets                         (69,614,960)       (2,180,581)            (25,525,977)
NET ASSETS:
 Beginning of year                   298,144,583        14,468,416             145,440,201
                                    ------------       -----------            ------------
 End of year                        $228,529,623       $12,287,835            $119,914,224
                                    ============       ===========            ============

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           PUTNAM VT               PUTNAM VT
                                          DIVERSIFIED            GLOBAL ASSET
                                          INCOME FUND           ALLOCATION FUND
                                          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $7,768,525               $518,046
 Net realized gain (loss) on security
  transactions                                (237,849)               (72,589)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (11,717,944)              (813,232)
                                          ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                 (4,187,268)              (367,775)
                                          ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     559,231                 50,916
 Net transfers                               2,685,404              2,274,775
 Surrenders for benefit payments and
  fees                                     (12,635,623)            (2,103,987)
 Other transactions                                389                    (45)
 Death benefits                             (1,263,191)              (180,884)
 Net annuity transactions                        4,241                 36,376
                                          ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions         (10,649,549)                77,151
                                          ------------            -----------
 Net increase (decrease) in net assets     (14,836,817)              (290,624)
NET ASSETS:
 Beginning of year                          98,425,382             18,270,371
                                          ------------            -----------
 End of year                               $83,588,565            $17,979,747
                                          ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         PUTNAM VT           PUTNAM VT         PUTNAM VT
                                        GROWTH AND         INTERNATIONAL     INTERNATIONAL
                                        INCOME FUND          VALUE FUND       EQUITY FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(16,668)            $13,918        $1,758,213
 Net realized gain (loss) on security
  transactions                             (270,634)            (17,656)       (5,251,518)
 Net realized gain on distributions              --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 (108,330)           (191,394)      (14,640,817)
                                        -----------          ----------      ------------
 Net increase (decrease) in net assets
  resulting from operations                (395,632)           (195,132)      (18,134,122)
                                        -----------          ----------      ------------
UNIT TRANSACTIONS:
 Purchases                                   59,191               3,669           561,705
 Net transfers                               61,784             224,776         6,066,950
 Surrenders for benefit payments and
  fees                                     (757,340)           (121,271)      (10,652,609)
 Other transactions                            (158)                 21            (1,606)
 Death benefits                             (58,122)             (4,751)       (1,529,970)
 Net annuity transactions                        --                  --            (1,544)
                                        -----------          ----------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (694,645)            102,444        (5,557,074)
                                        -----------          ----------      ------------
 Net increase (decrease) in net assets   (1,090,277)            (92,688)      (23,691,196)
NET ASSETS:
 Beginning of year                        7,289,265           1,146,034       110,995,122
                                        -----------          ----------      ------------
 End of year                             $6,198,988          $1,053,346       $87,303,926
                                        ===========          ==========      ============

                                                                PUTNAM VT        PUTNAM VT
                                          PUTNAM VT             MULTI-CAP        SMALL CAP
                                        INVESTORS FUND         GROWTH FUND       VALUE FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(248,627)             $(40,198)        $(758,804)
 Net realized gain (loss) on security
  transactions                               266,751                  (878)       (9,106,547)
 Net realized gain on distributions               --                    --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (661,759)             (218,739)        5,888,802
                                         -----------            ----------      ------------
 Net increase (decrease) in net assets
  resulting from operations                 (643,635)             (259,815)       (3,976,549)
                                         -----------            ----------      ------------
UNIT TRANSACTIONS:
 Purchases                                   376,543                27,514           311,292
 Net transfers                            (3,556,206)             (331,717)       (4,098,262)
 Surrenders for benefit payments and
  fees                                    (5,533,738)             (340,709)       (8,607,886)
 Other transactions                            1,929                    91               (29)
 Death benefits                             (705,660)              (25,677)       (1,049,861)
 Net annuity transactions                     24,683                    --            (8,424)
                                         -----------            ----------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions        (9,392,449)             (670,498)      (13,453,170)
                                         -----------            ----------      ------------
 Net increase (decrease) in net assets   (10,036,084)             (930,313)      (17,429,719)
NET ASSETS:
 Beginning of year                        70,497,582             3,230,816        82,547,963
                                         -----------            ----------      ------------
 End of year                             $60,461,498            $2,300,503       $65,118,244
                                         ===========            ==========      ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND       VOYAGER FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $79,647           $(280,861)
 Net realized gain (loss) on
  security transactions                   (739,868)           (645,753)
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              855,908          (3,298,196)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               195,687          (4,224,810)
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 106,300              54,397
 Net transfers                           1,019,231           7,911,736
 Surrenders for benefit
  payments and fees                     (1,388,558)         (2,533,929)
 Other transactions                           (339)               (487)
 Death benefits                            (95,373)            (45,417)
 Net annuity transactions                     (472)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (359,211)          5,386,300
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (163,524)          1,161,490
NET ASSETS:
 Beginning of year                      12,867,236          13,120,746
                                     -------------       -------------
 End of year                           $12,703,712         $14,282,236
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $97,794                 $(753,161)                $(399,189)
 Net realized gain (loss) on
  security transactions              652,921                    93,159                (4,207,095)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (545,732)               (4,024,565)                 (200,745)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         204,983                (4,684,567)               (4,807,029)
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           387,495                   645,079                   580,392
 Net transfers                     3,923,375                (4,942,695)               (6,473,125)
 Surrenders for benefit
  payments and fees               (2,712,210)              (20,825,207)              (21,621,605)
 Other transactions                      (88)                   (1,353)                    1,063
 Death benefits                     (176,270)               (3,111,028)               (2,241,121)
 Net annuity transactions             (8,872)                   75,269                    81,748
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,413,430               (28,159,935)              (29,672,648)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       1,618,413               (32,844,502)              (34,479,677)
NET ASSETS:
 Beginning of year                19,513,195               154,280,703               161,257,732
                               -------------            --------------            --------------
 End of year                     $21,131,608              $121,436,201              $126,778,055
                               =============            ==============            ==============

                                       INVESCO                 INVESCO               WELLS FARGO
                                   VAN KAMPEN V.I.         VAN KAMPEN V.I.          ADVANTAGE VT
                                       CAPITAL                 MID CAP               INDEX ASSET
                                     GROWTH FUND             GROWTH FUND           ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(60,691)               $(29,849)                $3,600
 Net realized gain (loss) on
  security transactions                   205,933                 109,879                 (8,501)
 Net realized gain on
  distributions                                --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (389,248)               (216,180)                25,382
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (244,006)               (136,150)                20,481
                                    -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  2,918                     400                     --
 Net transfers                           (285,062)               (182,840)                  (964)
 Surrenders for benefit
  payments and fees                      (613,396)               (306,954)              (149,259)
 Other transactions                            (2)                     12                      1
 Death benefits                           (26,490)                     --                (33,615)
 Net annuity transactions                      --                      --                     --
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (922,032)               (489,382)              (183,837)
                                    -------------            ------------            -----------
 Net increase (decrease) in
  net assets                           (1,166,038)               (625,532)              (163,356)
NET ASSETS:
 Beginning of year                      3,387,163               1,680,707                502,405
                                    -------------            ------------            -----------
 End of year                           $2,221,125              $1,055,175               $339,049
                                    =============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                     TOTAL RETURN             INTRINSIC
                                      BOND FUND               VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $19,488                $(14,789)
 Net realized gain (loss) on
  security transactions                     8,421                  38,002
 Net realized gain on
  distributions                            75,069                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              21,691                 (68,066)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              124,669                 (44,853)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     --                     475
 Net transfers                            894,543                 (82,499)
 Surrenders for benefit
  payments and fees                      (213,642)               (180,463)
 Other transactions                           185                     (17)
 Death benefits                                --                 (23,343)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       681,086                (285,847)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              805,755                (330,700)
NET ASSETS:
 Beginning of year                      2,025,101               1,796,144
                                     ------------            ------------
 End of year                           $2,830,856              $1,465,444
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           WELLS FARGO
                                  INTERNATIONAL            SMALL CAP             ADVANTAGE VT
                                   EQUITY FUND            GROWTH FUND           DISCOVERY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,017)               $(38,720)              $(5,136)
 Net realized gain (loss) on
  security transactions                 17,126                 (46,622)                8,184
 Net realized gain on
  distributions                          8,039                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (49,165)                (54,192)               (3,733)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,017)               (139,534)                 (685)
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                   4,497                    --
 Net transfers                           3,029                (341,894)               88,912
 Surrenders for benefit
  payments and fees                     (1,440)               (265,530)              (43,125)
 Other transactions                       (329)                    372                    --
 Death benefits                             --                 (43,737)                   --
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,260                (646,292)               45,787
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           (25,757)               (785,826)               45,102
NET ASSETS:
 Beginning of year                     187,004               3,017,564               346,965
                                    ----------            ------------            ----------
 End of year                          $161,247              $2,231,738              $392,067
                                    ==========            ============            ==========

                                   WELLS FARGO
                                   ADVANTAGE VT           WELLS FARGO
                                    SMALL CAP            ADVANTAGE VT
                                    VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (I)
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(938)               $(8,947)
 Net realized gain (loss) on
  security transactions                 (3,892)               (72,559)
 Net realized gain on
  distributions                             --                 72,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,117)               (53,526)
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,947)               (62,315)
                                    ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 240                     --
 Net transfers                          (3,493)               (36,330)
 Surrenders for benefit
  payments and fees                     (9,282)               (66,564)
 Other transactions                         --                     --
 Death benefits                             --                     --
 Net annuity transactions                   --                     --
                                    ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,535)              (102,894)
                                    ----------            -----------
 Net increase (decrease) in
  net assets                           (21,482)              (165,209)
NET ASSETS:
 Beginning of year                     108,646                784,603
                                    ----------            -----------
 End of year                           $87,164               $619,394
                                    ==========            ===========

(i) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                   BALANCED WEALTH          INTERNATIONAL
                                  STRATEGY PORTFOLIO       VALUE PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $935,702              $2,317,332
 Net realized gain (loss) on
  security transactions                 (2,438,954)             (9,426,748)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,985,798              13,377,021
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,482,546               6,267,605
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 588,630               1,788,560
 Net transfers                          (5,514,617)              2,221,966
 Surrenders for benefit
  payments and fees                     (9,728,809)            (20,372,563)
 Net annuity transactions                       --                 (17,876)
 Other                                          --                      --
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (14,654,796)            (16,379,913)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (7,172,250)            (10,112,308)
NET ASSETS:
 Beginning of year                      98,415,836             225,461,994
                                    --------------          --------------
 End of year                           $91,243,586            $215,349,686
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(445,545)               $168,436                $67,050
 Net realized gain (loss) on
  security transactions                  (91,565)             (3,045,495)                38,425
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,798,598              13,641,994              1,387,709
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,261,488              10,764,935              1,493,184
                                   -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                               277,493                 823,914                180,972
 Net transfers                         5,095,471                 233,168                263,780
 Surrenders for benefit
  payments and fees                   (3,067,209)            (10,444,017)            (1,715,661)
 Net annuity transactions                 (2,064)                 (9,545)                    --
 Other                                        --                      --                     --
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,303,691              (9,396,480)            (1,270,909)
                                   -------------          --------------          -------------
 Net increase (decrease) in
  net assets                           9,565,179               1,368,455                222,275
NET ASSETS:
 Beginning of year                    29,517,468             110,062,067             17,507,794
                                   -------------          --------------          -------------
 End of year                         $39,082,647            $111,430,522            $17,730,069
                                   =============          ==============          =============

                                   INVESCO V.I.         AMERICAN FUNDS
                                  INTERNATIONAL             GLOBAL              AMERICAN FUNDS
                                   GROWTH FUND            GROWTH FUND            GROWTH FUND
                                 SUB-ACCOUNT (1)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,572              $(232,566)            $(3,333,960)
 Net realized gain (loss) on
  security transactions                   3,771              1,487,301               1,043,183
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           104,538              3,309,683              41,941,892
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            116,881              4,564,418              39,651,115
                                   ------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                              101,820                163,734                 751,321
 Net transfers                           85,768                363,089             (11,317,780)
 Surrenders for benefit
  payments and fees                     (38,169)            (6,605,826)            (39,480,802)
 Net annuity transactions                    --                 13,442                 (25,972)
 Other                                       --                     --                      --
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     149,419             (6,065,561)            (50,073,233)
                                   ------------          -------------          --------------
 Net increase (decrease) in
  net assets                            266,300             (1,501,143)            (10,422,118)
NET ASSETS:
 Beginning of year                      777,469             54,444,590             282,227,228
                                   ------------          -------------          --------------
 End of year                         $1,043,769            $52,943,447            $271,805,110
                                   ============          =============          ==============

(1)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    AMERICAN FUNDS          AMERICAN FUNDS
                                  GROWTH-INCOME FUND      INTERNATIONAL FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,228,183)                 $4,017
 Net realized gain (loss) on
  security transactions                (1,915,575)                585,795
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          23,135,173               4,078,958
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           19,991,415               4,668,770
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                522,830                 207,027
 Net transfers                         (7,204,706)             (3,826,866)
 Surrenders for benefit
  payments and fees                   (35,258,681)            (16,257,986)
 Net annuity transactions                  82,813                   3,685
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (41,857,744)            (19,874,140)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                          (21,866,329)            (15,205,370)
NET ASSETS:
 Beginning of year                    255,479,386             121,552,054
                                     ------------            ------------
 End of year                         $233,613,057            $106,346,684
                                     ============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                  AMERICAN FUNDS          ADVANTAGE VT      FIDELITY VIP
                                   GLOBAL SMALL              OMEGA          EQUITY-INCOME
                                CAPITALIZATION FUND       GROWTH FUND         PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (2)(3)    SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(81,709)             $(27,122)           $13,508
 Net realized gain (loss) on
  security transactions                 998,474              (399,222)        (3,799,736)
 Net realized gain on
  distributions                              --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         5,166,314               814,915         17,337,928
                                    -----------            ----------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          6,083,079               388,571         13,551,700
                                    -----------            ----------       ------------
UNIT TRANSACTIONS:
 Purchases                               88,140                11,128            730,010
 Net transfers                         (493,102)             (169,586)        (1,670,207)
 Surrenders for benefit
  payments and fees                  (5,457,120)             (447,546)       (10,220,965)
 Net annuity transactions                 2,728                    --             (7,268)
 Other                                       --                    --                 --
                                    -----------            ----------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (5,859,354)             (606,004)       (11,168,430)
                                    -----------            ----------       ------------
 Net increase (decrease) in
  net assets                            223,725              (217,433)         2,383,270
NET ASSETS:
 Beginning of year                   34,878,989             3,550,147        108,465,628
                                    -----------            ----------       ------------
 End of year                        $35,102,714            $3,332,714       $110,848,898
                                    ===========            ==========       ============


                               FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                  GROWTH           CONTRAFUND          MID CAP
                                PORTFOLIO          PORTFOLIO          PORTFOLIO
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(561,057)        $(2,508,788)       $(1,954,607)
 Net realized gain (loss) on
  security transactions         (1,501,032)        (22,079,088)          (930,916)
 Net realized gain on
  distributions                    123,646             219,026            450,648
 Net unrealized appreciation
  (depreciation) of
  investments during the year    9,289,476          93,654,473         34,800,955
                               -----------        ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                     7,351,033          69,285,623         32,366,080
                               -----------        ------------       ------------
UNIT TRANSACTIONS:
 Purchases                         265,519           2,691,429          1,206,303
 Net transfers                  (1,896,559)        (22,109,837)         5,481,582
 Surrenders for benefit
  payments and fees             (3,234,054)        (43,911,534)       (13,571,333)
 Net annuity transactions           (4,494)            (11,002)            13,481
 Other                                  --                 195                 --
                               -----------        ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (4,869,588)        (63,340,749)        (6,869,967)
                               -----------        ------------       ------------
 Net increase (decrease) in
  net assets                     2,481,445           5,944,874         25,496,113
NET ASSETS:
 Beginning of year              37,759,820         511,511,847        129,049,709
                               -----------        ------------       ------------
 End of year                   $40,241,265        $517,456,721       $154,545,822
                               ===========        ============       ============

(2)  Funded July 16, 2010.

(3) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              FIDELITY VIP
                                     FIDELITY VIP           DYNAMIC CAPITAL
                                   VALUE STRATEGIES           APPRECIATION
                                       PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(208,607)               $(25,119)
 Net realized gain (loss) on
  security transactions                    240,238                 264,509
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,186,931                  61,796
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,218,562                 301,186
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  77,685                  24,684
 Net transfers                           1,096,674                 362,276
 Surrenders for benefit
  payments and fees                     (1,604,757)               (347,366)
 Net annuity transactions                       --                      --
 Other                                          --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (430,398)                 39,594
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             2,788,164                 340,780
NET ASSETS:
 Beginning of year                      14,071,886               1,961,720
                                     -------------            ------------
 End of year                           $16,860,050              $2,302,500
                                     =============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              FRANKLIN                FRANKLIN
                                      FRANKLIN              SMALL-MID CAP            SMALL CAP
                                       INCOME                  GROWTH                  VALUE
                                  SECURITIES FUND          SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $206,924                $(603,099)              $(2,012)
 Net realized gain (loss) on
  security transactions                    9,158                  284,474                 5,888
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            191,483                7,308,552               147,467
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             407,565                6,989,927               151,343
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               162,169                   68,595                45,646
 Net transfers                          (309,226)                (673,256)               45,240
 Surrenders for benefit
  payments and fees                     (144,487)              (4,919,320)              (18,167)
 Net annuity transactions                 18,208                      163                    --
 Other                                        --                       --                    --
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (273,336)              (5,523,818)               72,719
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             134,229                1,466,109               224,062
NET ASSETS:
 Beginning of year                     3,903,300               31,884,193               463,015
                                    ------------            -------------            ----------
 End of year                          $4,037,529              $33,350,302              $687,077
                                    ============            =============            ==========

                                       FRANKLIN                                           TEMPLETON
                                      STRATEGIC                                          DEVELOPING
                                        INCOME                MUTUAL SHARES                MARKETS
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,279,056                 $(330,329)                $(44,273)
 Net realized gain (loss) on
  security transactions                  1,677,888                   (78,342)               1,004,078
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,052,958                 8,022,545                2,612,875
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,009,902                 7,613,874                3,572,680
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 231,426                   416,739                   75,788
 Net transfers                           5,265,309                (2,777,522)                 413,501
 Surrenders for benefit
  payments and fees                    (20,897,878)              (13,986,330)              (3,952,732)
 Net annuity transactions                    7,067                   (24,526)                 (10,581)
 Other                                          --                        --                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (15,394,076)              (16,371,639)              (3,474,024)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (5,384,174)               (8,757,765)                  98,656
NET ASSETS:
 Beginning of year                     115,396,444                96,321,670               26,824,769
                                    --------------            --------------            -------------
 End of year                          $110,012,270               $87,563,905              $26,923,425
                                    ==============            ==============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                MUTUAL
                                        GROWTH             GLOBAL DISCOVERY
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(166,789)                $1,020
 Net realized gain (loss) on
  security transactions                   (647,793)                19,870
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,081,003                 21,135
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,266,421                 42,025
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  73,194                    100
 Net transfers                          (1,527,065)              (104,332)
 Surrenders for benefit
  payments and fees                     (5,098,117)               (13,944)
 Net annuity transactions                      682                     --
 Other                                          --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,551,306)              (118,176)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                            (5,284,885)               (76,151)
NET ASSETS:
 Beginning of year                      34,180,658                444,351
                                     -------------            -----------
 End of year                           $28,895,773               $368,200
                                     =============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     TEMPLETON                HARTFORD              TOTAL
                                    GLOBAL BOND               ADVISERS           RETURN BOND
                                  SECURITIES FUND             HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (4)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,084                 $(32,045)         $17,723,558
 Net realized gain (loss) on
  security transactions                    1,615               (2,785,398)           2,048,455
 Net realized gain on
  distributions                            3,306                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            147,808                7,572,602           19,862,198
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             156,813                4,755,159           39,634,211
                                    ------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                83,228                  392,015            5,140,479
 Net transfers                           268,888               (1,109,291)          26,868,775
 Surrenders for benefit
  payments and fees                      (48,171)              (5,111,226)         (79,026,486)
 Net annuity transactions                     --                   (2,657)              35,591
 Other                                        --                       --                  292
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      303,945               (5,831,159)         (46,981,349)
                                    ------------            -------------       --------------
 Net increase (decrease) in
  net assets                             460,758               (1,076,000)          (7,347,138)
NET ASSETS:
 Beginning of year                       974,084               54,390,446          680,265,550
                                    ------------            -------------       --------------
 End of year                          $1,434,842              $53,314,446         $672,918,412
                                    ============            =============       ==============

                                  HARTFORD             HARTFORD
                                  CAPITAL              DIVIDEND                 HARTFORD
                                APPRECIATION          AND GROWTH            GLOBAL RESEARCH
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (5)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(725,832)          $1,976,395                 $(9,674)
 Net realized gain (loss) on
  security transactions              (440,129)         (10,255,027)                 11,868
 Net realized gain on
  distributions                            --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      14,994,235           57,978,130                 162,600
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       13,828,274           49,699,498                 164,794
                               --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,895,396            3,741,315                   2,953
 Net transfers                     16,611,539           (5,317,095)                (71,666)
 Surrenders for benefit
  payments and fees                (9,835,273)         (39,573,371)               (225,512)
 Net annuity transactions              39,207              (15,404)                     --
 Other                                     --                   --                      --
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 8,710,869          (41,164,555)               (294,225)
                               --------------       --------------            ------------
 Net increase (decrease) in
  net assets                       22,539,143            8,534,943                (129,431)
NET ASSETS:
 Beginning of year                 92,510,894          469,292,062               1,740,040
                               --------------       --------------            ------------
 End of year                     $115,050,037         $477,827,005              $1,610,609
                               ==============       ==============            ============

(4) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(5)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED
                                     GLOBAL GROWTH           EQUITY
                                       HLS FUND             HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(160,505)         $(1,021,199)
 Net realized gain (loss) on
  security transactions                 (1,522,231)         (12,910,891)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,018,788           51,465,827
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,336,052           37,533,737
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  99,719            2,248,043
 Net transfers                            (866,581)         (14,543,164)
 Surrenders for benefit
  payments and fees                     (1,021,487)         (33,584,140)
 Net annuity transactions                       --              (47,394)
 Other                                          --                   --
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,788,349)         (45,926,655)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                              (452,297)          (8,392,918)
NET ASSETS:
 Beginning of year                      13,590,626          338,385,719
                                     -------------       --------------
 End of year                           $13,138,329         $329,992,801
                                     =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                      HARTFORD              GROWTH             HARTFORD
                                       GROWTH           OPPORTUNITIES         HIGH YIELD
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (6)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(493,115)         $(1,679,288)          $(724,699)
 Net realized gain (loss) on
  security transactions                  (902,370)          (7,692,139)            590,555
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,935,187           25,266,414          10,733,627
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,539,702           15,894,987          10,599,483
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                221,868            1,167,419             440,961
 Net transfers                          3,805,221           (7,805,275)         16,283,135
 Surrenders for benefit
  payments and fees                    (3,080,083)          (9,187,168)        (10,192,364)
 Net annuity transactions                    (548)              (3,218)               (717)
 Other                                         --                   --                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       946,458          (15,828,242)          6,531,015
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            6,486,160               66,745          17,130,498
NET ASSETS:
 Beginning of year                     33,559,635          116,336,384          71,952,731
                                    -------------       --------------       -------------
 End of year                          $40,045,795         $116,403,129         $89,083,229
                                    =============       ==============       =============

                                                           HARTFORD                 HARTFORD
                                 HARTFORD               INTERNATIONAL             SMALL/MID CAP
                                   INDEX                OPPORTUNITIES                EQUITY
                                 HLS FUND                  HLS FUND                 HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT (7)(8)         SUB-ACCOUNT (9)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $15,460                 $(328,556)               $(107,193)
 Net realized gain (loss) on
  security transactions              216,319               (55,241,252)                  91,843
 Net realized gain on
  distributions                           --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,416,937                78,824,937                2,442,749
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,648,716                23,255,129                2,427,399
                               -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           142,982                 1,698,083                   64,378
 Net transfers                       580,850               (11,136,086)                 667,399
 Surrenders for benefit
  payments and fees               (2,598,415)              (19,429,122)              (1,227,282)
 Net annuity transactions                 --                   (17,250)                      --
 Other                                    --                        --                       --
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,874,583)              (28,884,375)                (495,505)
                               -------------            --------------            -------------
 Net increase (decrease) in
  net assets                         774,133                (5,629,246)               1,931,894
NET ASSETS:
 Beginning of year                21,308,547               216,148,296               12,539,330
                               -------------            --------------            -------------
 End of year                     $22,082,680              $210,519,050              $14,471,224
                               =============            ==============            =============

(6) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(7) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(8) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(9)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD             HARTFORD
                                      MIDCAP VALUE         MONEY MARKET
                                        HLS FUND             HLS FUND
                                  SUB-ACCOUNT (10)(11)     SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,170)          $(3,401,435)
 Net realized gain (loss) on
  security transactions                    196,861                    --
 Net realized gain on
  distributions                                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              895,088                    --
                                      ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,072,779            (3,401,435)
                                      ------------        --------------
UNIT TRANSACTIONS:
 Purchases                                  26,913             4,984,706
 Net transfers                           3,604,773              (747,981)
 Surrenders for benefit
  payments and fees                       (363,529)          (74,440,998)
 Net annuity transactions                       --              (259,902)
 Other                                          --                16,690
                                      ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,268,157           (70,447,485)
                                      ------------        --------------
 Net increase (decrease) in
  net assets                             4,340,936           (73,848,920)
NET ASSETS:
 Beginning of year                       3,279,341           246,906,173
                                      ------------        --------------
 End of year                            $7,620,277          $173,057,253
                                      ============        ==============

(10) Funded June 24, 2010.

(11) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD            HARTFORD
                                    SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                      HLS FUND                 HLS FUND            HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(844,637)               $(552,804)          $(153,228)
 Net realized gain (loss) on
  security transactions                  (508,084)                (694,460)         (1,832,067)
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,881,054               11,847,121           6,195,619
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,528,333               10,599,857           4,210,324
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                578,172                  209,006             228,715
 Net transfers                            671,693                5,707,649          (2,055,649)
 Surrenders for benefit
  payments and fees                    (4,254,132)              (3,556,057)         (3,061,072)
 Net annuity transactions                    (913)                  (1,259)                 --
 Other                                         --                       --                  --
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,005,180)               2,359,339          (4,888,006)
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            8,523,153               12,959,196            (677,682)
NET ASSETS:
 Beginning of year                     53,748,249               32,168,199          37,621,782
                                    -------------            -------------       -------------
 End of year                          $62,271,402              $45,127,395         $36,944,100
                                    =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT               HARTFORD              AMERICAN FUNDS
                                      SECURITIES                  VALUE                     BOND
                                       HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (12)(13)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,954,226                 $(121,476)                $61,863
 Net realized gain (loss) on
  security transactions                    226,347               (21,558,973)                 10,530
 Net realized gain on
  distributions                                 --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,520,141)               38,767,595                 165,024
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,660,432                17,087,146                 237,417
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,183,144                 1,060,840                 528,239
 Net transfers                          11,307,128                (2,059,766)              1,300,400
 Surrenders for benefit
  payments and fees                    (38,031,743)              (11,989,240)               (187,450)
 Net annuity transactions                  (64,735)                   (2,037)                     --
 Other                                          --                        --                      --
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,606,206)              (12,990,203)              1,641,189
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           (17,945,774)                4,096,943               1,878,606
NET ASSETS:
 Beginning of year                     289,765,360               145,340,927               4,298,634
                                    --------------            --------------            ------------
 End of year                          $271,819,586              $149,437,870              $6,177,240
                                    ==============            ==============            ============

(12) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(13) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL SMALL
                                   GLOBAL GROWTH          CAPITALIZATION
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(533)               $(10,797)
 Net realized gain (loss) on
  security transactions                   3,022                   7,915
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            29,461                 202,078
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             31,950                 199,196
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  150                  68,299
 Net transfers                           14,662                 (39,815)
 Surrenders for benefit
  payments and fees                      (7,416)                (54,788)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       7,396                 (26,304)
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             39,346                 172,892
NET ASSETS:
 Beginning of year                      313,941                 950,517
                                     ----------            ------------
 End of year                           $353,287              $1,123,409
                                     ==========            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                       GROWTH              GROWTH-INCOME           INTERNATIONAL
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(24,005)                 $4,465                 $(2,221)
 Net realized gain (loss) on
  security transactions                   17,554                     648                  24,667
 Net realized gain on
  distributions                               --                      --                  10,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year            709,680                 229,922                 195,460
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             703,229                 235,035                 228,651
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               376,414                 179,436                 330,081
 Net transfers                            28,122                 (25,560)                235,513
 Surrenders for benefit
  payments and fees                     (126,946)                (51,332)               (118,712)
 Net annuity transactions                     --                      --                      --
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      277,590                 102,544                 446,882
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             980,819                 337,579                 675,533
NET ASSETS:
 Beginning of year                     3,694,228               2,244,752               2,780,895
                                    ------------            ------------            ------------
 End of year                          $4,675,047              $2,582,331              $3,456,428
                                    ============            ============            ============

                                     LORD ABBETT              LORD ABBETT              LORD ABBETT
                                     FUNDAMENTAL                CAPITAL                    BOND
                                     EQUITY FUND            STRUCTURE FUND            DEBENTURE FUND
                                  SUB-ACCOUNT (14)         SUB-ACCOUNT (15)            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(329,756)                $426,958                $4,739,310
 Net realized gain (loss) on
  security transactions                  (131,089)                (227,888)                  549,062
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,698,089                3,105,665                 5,310,018
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,237,244                3,304,735                10,598,390
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                126,354                  151,111                   378,393
 Net transfers                          1,836,100                 (870,491)                9,708,235
 Surrenders for benefit
  payments and fees                    (3,088,814)              (2,189,017)              (12,382,966)
 Net annuity transactions                    (582)                    (886)                     (504)
 Other                                        195                       --                       292
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,126,747)              (2,909,283)               (2,296,550)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            4,110,497                  395,452                 8,301,840
NET ASSETS:
 Beginning of year                     31,645,756               27,085,697                98,972,987
                                    -------------            -------------            --------------
 End of year                          $35,756,253              $27,481,149              $107,274,827
                                    =============            =============            ==============

(14) Formerly Lord Abbett All Value Portfolio. Change effective May 1, 2010.

(15) Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT             LORD ABBETT
                                  GROWTH AND               CLASSIC
                                 INCOME FUND             STOCK FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (16)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,867,895)             $(184,609)
 Net realized gain (loss) on
  security transactions             (9,800,609)                93,689
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       43,252,201              2,284,477
                                --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        31,583,697              2,193,557
                                --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           1,006,902                148,085
 Net transfers                      (8,406,801)               563,538
 Surrenders for benefit
  payments and fees                (18,770,518)            (1,818,606)
 Net annuity transactions              (10,505)                    --
 Other                                      --                     --
                                --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (26,180,922)            (1,106,983)
                                --------------          -------------
 Net increase (decrease) in
  net assets                         5,402,775              1,086,574
NET ASSETS:
 Beginning of year                 219,846,736             18,514,078
                                --------------          -------------
 End of year                      $225,249,511            $19,600,652
                                ==============          =============

(16) Formerly Lord Abbett Large Cap Core Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           MFS INVESTORS
                                     MFS CORE         MFS GROWTH               GROWTH
                                  EQUITY SERIES         SERIES              STOCK SERIES
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(37,398)         $(121,767)             $(66,425)
 Net realized gain (loss) on
  security transactions                  (8,127)            74,457                59,487
 Net realized gain on
  distributions                              --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           689,282            838,202               432,299
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            643,757            790,892               425,361
                                   ------------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               13,061             23,940                27,608
 Net transfers                         (101,613)          (687,768)              (90,964)
 Surrenders for benefit
  payments and fees                    (522,337)          (904,435)             (642,557)
 Net annuity transactions                 5,391              2,562                    --
 Other                                       --                 --                    --
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (605,498)        (1,565,701)             (705,913)
                                   ------------      -------------          ------------
 Net increase (decrease) in
  net assets                             38,259           (774,809)             (280,552)
NET ASSETS:
 Beginning of year                    5,028,237          7,454,968             4,815,176
                                   ------------      -------------          ------------
 End of year                         $5,066,496         $6,680,159            $4,534,624
                                   ============      =============          ============


                                   MFS INVESTORS        MFS TOTAL              MFS VALUE
                                   TRUST SERIES       RETURN SERIES              SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(97,081)         $1,212,314                $3,921
 Net realized gain (loss) on
  security transactions                  252,539          (1,786,997)                2,247
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            946,148          10,526,386               183,774
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,101,606           9,951,703               189,942
                                   -------------      --------------          ------------
UNIT TRANSACTIONS:
 Purchases                                68,410             314,293               193,674
 Net transfers                          (871,054)         (1,292,836)              239,018
 Surrenders for benefit
  payments and fees                   (2,339,342)        (21,663,121)              (71,756)
 Net annuity transactions                  1,699              (1,800)                   --
 Other                                        --                  --                    --
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,140,287)        (22,643,464)              360,936
                                   -------------      --------------          ------------
 Net increase (decrease) in
  net assets                          (2,038,681)        (12,691,761)              550,878
NET ASSETS:
 Beginning of year                    15,276,181         143,248,335             1,386,663
                                   -------------      --------------          ------------
 End of year                         $13,237,500        $130,556,574            $1,937,541
                                   =============      ==============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        INVESCO
                                    VAN KAMPEN V.I.           UIF CORE PLUS
                                      EQUITY AND               FIXED INCOME
                                      INCOME FUND               PORTFOLIO
                                   SUB-ACCOUNT (17)          SUB-ACCOUNT (18)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,650                $3,940,573
 Net realized gain (loss) on
  security transactions                    432,158                  (816,775)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,115,278                 1,888,214
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,550,086                 5,012,012
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  54,278                   130,276
 Net transfers                            (595,606)                3,057,986
 Surrenders for benefit
  payments and fees                     (3,518,093)              (20,169,458)
 Net annuity transactions                       --                    22,835
 Other                                          --                        --
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,059,421)              (16,958,361)
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            (2,509,335)              (11,946,349)
NET ASSETS:
 Beginning of year                      18,766,528               102,261,610
                                     -------------            --------------
 End of year                           $16,257,193               $90,315,261
                                     =============            ==============

(17) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

(18) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       INVESCO
                                    UIF EMERGING            UIF EMERGING           VAN KAMPEN V.I.
                                    MARKETS DEBT           MARKETS EQUITY                HIGH
                                     PORTFOLIO                PORTFOLIO               YIELD FUND
                                  SUB-ACCOUNT (19)        SUB-ACCOUNT (20)         SUB-ACCOUNT (21)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $229,293              $(1,009,076)             $1,603,760
 Net realized gain (loss) on
  security transactions                   92,173                  768,020                  41,681
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            442,854               14,740,628                 177,656
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             764,320               14,499,572               1,823,097
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                18,383                  711,639                  88,731
 Net transfers                         1,958,791                4,442,170                 548,369
 Surrenders for benefit
  payments and fees                   (2,050,876)              (8,879,473)             (3,576,831)
 Net annuity transactions                (36,483)                 (22,405)                 (7,612)
 Other                                        --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (110,185)              (3,748,069)             (2,947,343)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             654,135               10,751,503              (1,124,246)
NET ASSETS:
 Beginning of year                    10,400,827               93,242,322              20,178,914
                                    ------------            -------------            ------------
 End of year                         $11,054,962             $103,993,825             $19,054,668
                                    ============            =============            ============

                                                              INVESCO
                                    UIF MID CAP           VAN KAMPEN V.I.         MORGAN STANLEY --
                                       GROWTH                 MID CAP               FOCUS GROWTH
                                     PORTFOLIO               VALUE FUND               PORTFOLIO
                                  SUB-ACCOUNT (22)        SUB-ACCOUNT (23)           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(623,946)              $(481,533)             $(1,151,970)
 Net realized gain (loss) on
  security transactions                  476,287              (1,482,306)               3,403,321
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,107,221              12,925,477               15,749,682
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          10,959,562              10,961,638               18,001,033
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               431,127                 197,008                  759,030
 Net transfers                         2,241,092                (490,713)              (3,252,809)
 Surrenders for benefit
  payments and fees                   (3,532,895)             (7,774,606)             (12,470,630)
 Net annuity transactions                     --                  30,551                   38,122
 Other                                        --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (860,676)             (8,037,760)             (14,926,287)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                          10,098,886               2,923,878                3,074,746
NET ASSETS:
 Beginning of year                    37,878,691              59,266,040               80,121,372
                                    ------------            ------------            -------------
 End of year                         $47,977,577             $62,189,918              $83,196,118
                                    ============            ============            =============

(19) Formerly Van Kampen -- UIF Emerging Markets Debt Portfolio. Change effective June 1, 2010.

(20) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(21) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(22) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(23) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            MORGAN STANLEY --
                                  INVESCO V.I. SELECT            CAPITAL
                                      DIMENSIONS              OPPORTUNITIES
                                     BALANCED FUND              PORTFOLIO
                                   SUB-ACCOUNT (24)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $142,548                $(257,905)
 Net realized gain (loss) on
  security transactions                   (104,336)                 575,708
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,742,411                3,185,241
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,780,623                3,503,044
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 137,400                   88,470
 Net transfers                            (648,894)                (510,097)
 Surrenders for benefit
  payments and fees                     (6,090,451)              (2,193,904)
 Net annuity transactions                   36,290                    9,137
 Other                                          --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,565,655)              (2,606,394)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,785,032)                 896,650
NET ASSETS:
 Beginning of year                      37,314,136               16,238,640
                                     -------------            -------------
 End of year                           $33,529,104              $17,135,290
                                     =============            =============

(24) Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --                                INVESCO V.I. SELECT
                                       MID CAP             MORGAN STANLEY --            DIMENSIONS
                                       GROWTH               FLEXIBLE INCOME              DIVIDEND
                                      PORTFOLIO                PORTFOLIO             GROWTH PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (25)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(402,312)              $1,129,695                  $126,249
 Net realized gain (loss) on
  security transactions                 1,836,550                 (533,161)                1,163,963
 Net realized gain on
  distributions                                --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,169,308                1,177,658                 5,484,504
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,603,546                1,774,192                 6,774,716
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 65,653                  146,752                   348,578
 Net transfers                          1,373,734                 (121,845)               (2,585,233)
 Surrenders for benefit
  payments and fees                    (3,853,508)              (4,245,850)              (12,781,684)
 Net annuity transactions                  (3,307)                 (18,699)                  (91,231)
 Other                                         --                       --                        --
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,417,428)              (4,239,642)              (15,109,570)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            5,186,118               (2,465,450)               (8,334,854)
NET ASSETS:
 Beginning of year                     26,255,536               26,533,687                87,986,329
                                    -------------            -------------            --------------
 End of year                          $31,441,654              $24,068,237               $79,651,475
                                    =============            =============            ==============

                                  MORGAN STANLEY --                                  MORGAN STANLEY --
                                       CAPITAL             MORGAN STANLEY --              GLOBAL
                                       GROWTH                 MONEY MARKET            INFRASTRUCTURE
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(465,491)              $(1,994,555)                $236,938
 Net realized gain (loss) on
  security transactions                 1,704,254                        --                  790,918
 Net realized gain on
  distributions                                --                        --                1,268,209
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,848,658                        --                 (992,686)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,087,421                (1,994,555)               1,303,379
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 63,190                   592,423                  242,042
 Net transfers                         (1,716,998)               17,661,774                 (849,134)
 Surrenders for benefit
  payments and fees                    (3,695,796)              (55,172,658)              (4,603,353)
 Net annuity transactions                  12,354                   (44,393)                 (82,701)
 Other                                         --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,337,250)              (36,962,854)              (5,293,146)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                             (249,829)              (38,957,409)              (3,989,767)
NET ASSETS:
 Beginning of year                     27,480,659               130,170,741               31,890,602
                                    -------------            --------------            -------------
 End of year                          $27,230,830               $91,213,332              $27,900,835
                                    =============            ==============            =============

(25) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I. SELECT
                                      DIMENSIONS              UIF SMALL
                                   EQUALLY-WEIGHTED        COMPANY GROWTH
                                     S&P 500 FUND             PORTFOLIO
                                   SUB-ACCOUNT (26)       SUB-ACCOUNT (27)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(315,507)             $(227,030)
 Net realized gain (loss) on
  security transactions                  (901,252)              (552,587)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,513,955              3,229,853
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           15,297,196              2,450,236
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                278,515                 23,216
 Net transfers                         (4,365,085)              (199,995)
 Surrenders for benefit
  payments and fees                   (12,990,453)            (1,493,597)
 Net annuity transactions                (109,741)                    --
 Other                                         --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (17,186,764)            (1,670,376)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                           (1,889,568)               779,860
NET ASSETS:
 Beginning of year                     90,804,259             11,564,649
                                     ------------            -----------
 End of year                          $88,914,691            $12,344,509
                                     ============            ===========

(26) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

(27) Formerly Van Kampen -- UIF Small Company Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UIF GLOBAL            OPPENHEIMER            OPPENHEIMER
                                     FRANCHISE          SMALL- & MID-CAP           CAPITAL
                                     PORTFOLIO           GROWTH FUND/VA      APPRECIATION FUND/VA
                                 SUB-ACCOUNT (28)       SUB-ACCOUNT (29)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(333,279)             $(67,165)            $(1,462,002)
 Net realized gain (loss) on
  security transactions                 125,084               (16,041)             (1,842,378)
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         2,661,875             1,160,128              10,397,782
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          2,453,680             1,076,922               7,093,402
                                    -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               62,023                24,416                 660,241
 Net transfers                          470,946             2,339,389              (2,306,772)
 Surrenders for benefit
  payments and fees                  (3,702,516)             (347,402)             (8,350,516)
 Net annuity transactions                    --                    --                  (9,045)
 Other                                       --                    --                      --
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (3,169,547)            2,016,403             (10,006,092)
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets                           (715,867)            3,093,325              (2,912,690)
NET ASSETS:
 Beginning of year                   23,030,228             3,801,226             101,721,237
                                    -----------            ----------            ------------
 End of year                        $22,314,361            $6,894,551             $98,808,547
                                    ===========            ==========            ============

                                    OPPENHEIMER                                    OPPENHEIMER
                                       GLOBAL               OPPENHEIMER            MAIN STREET
                                 SECURITIES FUND/VA     MAIN STREET FUND/VA     SMALL CAP FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(669,961)              $(77,375)            $(1,572,534)
 Net realized gain (loss) on
  security transactions               (7,633,420)              (349,524)             (4,284,545)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         45,272,956              2,258,488              32,960,282
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          36,969,575              1,831,589              27,103,203
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,336,088                324,158               1,018,492
 Net transfers                        (8,181,152)              (163,036)             (8,700,302)
 Surrenders for benefit
  payments and fees                  (24,147,281)            (1,084,415)            (12,219,132)
 Net annuity transactions                 15,261                     --                 (13,583)
 Other                                        --                     --                      --
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (30,977,084)              (923,293)            (19,914,525)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                           5,992,491                908,296               7,188,678
NET ASSETS:
 Beginning of year                   292,152,092             13,560,120             138,251,523
                                    ------------            -----------            ------------
 End of year                        $298,144,583            $14,468,416            $145,440,201
                                    ============            ===========            ============

(28) Formerly Van Kampen -- UIF Global Franchise Portfolio. Change effective June 1, 2010.

(29) Formerly Oppenheimer MidCap Fund/VA. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT                 PUTNAM VT
                                 DIVERSIFIED              GLOBAL ASSET
                                 INCOME FUND             ALLOCATION FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $12,737,221                 $647,624
 Net realized gain (loss) on
  security transactions                757,826                   26,181
 Net realized gain on
  distributions                             --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,813,253)               1,309,828
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        10,681,794                1,983,633
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                           1,688,051                  117,161
 Net transfers                        (207,623)               1,631,260
 Surrenders for benefit
  payments and fees                (11,588,107)              (1,425,796)
 Net annuity transactions               (3,834)                 (20,780)
 Other                                      --                       --
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (10,111,513)                 301,845
                                --------------            -------------
 Net increase (decrease) in
  net assets                           570,281                2,285,478
NET ASSETS:
 Beginning of year                  97,855,101               15,984,893
                                --------------            -------------
 End of year                       $98,425,382              $18,270,371
                                ==============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT               PUTNAM VT           PUTNAM VT
                                     GROWTH AND            INTERNATIONAL       INTERNATIONAL
                                    INCOME FUND              VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (30)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,239                 $14,542           $2,027,623
 Net realized gain (loss) on
  security transactions                 (289,859)                 (5,805)          (3,881,335)
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,121,742                  50,490           10,537,564
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             833,122                  59,227            8,683,852
                                    ------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                               138,545                  10,608              820,480
 Net transfers                          (214,585)                282,805             (618,241)
 Surrenders for benefit
  payments and fees                     (598,966)                (52,066)         (11,109,676)
 Net annuity transactions                     --                      --              (10,643)
 Other                                        --                      --                   --
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (675,006)                241,347          (10,918,080)
                                    ------------            ------------       --------------
 Net increase (decrease) in
  net assets                             158,116                 300,574           (2,234,228)
NET ASSETS:
 Beginning of year                     7,131,149                 845,460          113,229,350
                                    ------------            ------------       --------------
 End of year                          $7,289,265              $1,146,034         $110,995,122
                                    ============            ============       ==============

                                                               PUTNAM VT            PUTNAM VT
                                      PUTNAM VT                MULTI-CAP            SMALL CAP
                                   INVESTORS FUND             GROWTH FUND           VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (31)(32)     SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(197,427)                $(37,359)            $(969,760)
 Net realized gain (loss) on
  security transactions                  (423,903)                 (81,770)           (6,525,333)
 Net realized gain on
  distributions                                --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,683,524                  690,477            24,452,059
                                    -------------             ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,062,194                  571,348            16,956,966
                                    -------------             ------------        --------------
UNIT TRANSACTIONS:
 Purchases                                539,487                   22,928               618,355
 Net transfers                            958,029                1,339,921            (3,911,646)
 Surrenders for benefit
  payments and fees                    (4,915,882)                (274,253)           (7,966,452)
 Net annuity transactions                  (1,685)                      --                (7,872)
 Other                                         --                       --                    --
                                    -------------             ------------        --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,420,051)               1,088,596           (11,267,615)
                                    -------------             ------------        --------------
 Net increase (decrease) in
  net assets                            4,642,143                1,659,944             5,689,351
NET ASSETS:
 Beginning of year                     65,855,439                1,570,872            76,858,612
                                    -------------             ------------        --------------
 End of year                          $70,497,582               $3,230,816           $82,547,963
                                    =============             ============        ==============

(30) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

(31) Funded September 24, 2010.

(32) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       PUTNAM VT
                                     GEORGE PUTNAM         PUTNAM VT
                                     BALANCED FUND       VOYAGER FUND
                                   SUB-ACCOUNT (33)       SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $474,167             $(7,923)
 Net realized gain (loss) on
  security transactions                   (544,031)          1,182,967
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,187,162             983,115
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,117,298           2,158,159
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                  57,153             127,985
 Net transfers                            (489,307)         (2,951,009)
 Surrenders for benefit
  payments and fees                       (859,991)         (1,331,190)
 Net annuity transactions                     (464)                 --
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,292,609)         (4,154,214)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                              (175,311)         (1,996,055)
NET ASSETS:
 Beginning of year                      13,042,547          15,116,801
                                     -------------       -------------
 End of year                           $12,867,236         $13,120,746
                                     =============       =============

(33) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO
                                 PUTNAM VT             VAN KAMPEN V.I.               INVESCO
                                  EQUITY                  GROWTH AND             VAN KAMPEN V.I.
                                INCOME FUND              INCOME FUND              COMSTOCK FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (34)          SUB-ACCOUNT (35)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $130,193               $(2,255,956)              $(2,426,112)
 Net realized gain (loss) on
  security transactions              373,914                (1,974,172)               (7,124,217)
 Net realized gain on
  distributions                           --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,505,927                19,266,543                29,789,701
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,010,034                15,036,415                20,239,372
                               -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           117,088                   534,381                   861,788
 Net transfers                       739,634                (5,332,553)               (4,671,759)
 Surrenders for benefit
  payments and fees               (2,027,200)              (17,588,334)              (19,945,639)
 Net annuity transactions             (9,301)                    4,481                    (6,880)
 Other                                    --                        --                        --
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,179,779)              (22,382,025)              (23,762,490)
                               -------------            --------------            --------------
 Net increase (decrease) in
  net assets                         830,255                (7,345,610)               (3,523,118)
NET ASSETS:
 Beginning of year                18,682,940               161,626,313               164,780,850
                               -------------            --------------            --------------
 End of year                     $19,513,195              $154,280,703              $161,257,732
                               =============            ==============            ==============

                                      INVESCO                 INVESCO
                                  VAN KAMPEN V.I.         VAN KAMPEN V.I.              INVESCO
                                      CAPITAL                 MID CAP              VAN KAMPEN V.I.
                                    GROWTH FUND             GROWTH FUND            GOVERNMENT FUND
                                  SUB-ACCOUNT (36)        SUB-ACCOUNT (37)        SUB-ACCOUNT (38)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(63,047)               $(30,052)               $(522,299)
 Net realized gain (loss) on
  security transactions                  143,439                  68,032                   31,309
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            422,335                 289,282                1,271,606
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             502,727                 327,262                  780,616
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 2,230                   4,538                   20,028
 Net transfers                           272,444                 237,700                  852,109
 Surrenders for benefit
  payments and fees                     (464,512)               (270,228)              (4,475,085)
 Net annuity transactions                     --                      --                       --
 Other                                        --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (189,838)                (27,990)              (3,602,948)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             312,889                 299,272               (2,822,332)
NET ASSETS:
 Beginning of year                     3,074,274               1,381,435               28,573,822
                                    ------------            ------------            -------------
 End of year                          $3,387,163              $1,680,707              $25,751,490
                                    ============            ============            =============

(34) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(36) Formerly Van Kampen LIT Capital Growth Portfolio. Change effective June 1, 2010.

(37) Formerly Van Kampen LIT Mid Cap Growth Portfolio. Change effective June 1, 2010.

(38) Formerly Van Kampen LIT Government Portfolio. Change effective June 1,
     2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET            TOTAL RETURN
                                  ALLOCATION FUND           BOND FUND
                                  SUB-ACCOUNT (39)         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(776)                $30,467
 Net realized gain (loss) on
  security transactions                 (20,143)                 20,926
 Net realized gain on
  distributions                              --                  46,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year            69,362                 (14,873)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             48,443                  82,635
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   2,620
 Net transfers                           52,094                 440,621
 Surrenders for benefit
  payments and fees                     (94,628)               (251,705)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (42,534)                191,536
                                     ----------            ------------
 Net increase (decrease) in
  net assets                              5,909                 274,171
NET ASSETS:
 Beginning of year                      496,496               1,750,930
                                     ----------            ------------
 End of year                           $502,405              $2,025,101
                                     ==========            ============

(39) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC              INTERNATIONAL               MONEY
                                      VALUE FUND              EQUITY FUND             MARKET FUND
                                 SUB-ACCOUNT (40)(41)      SUB-ACCOUNT (42)        SUB-ACCOUNT (43)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(11,348)                $(2,364)                $(27,852)
 Net realized gain (loss) on
  security transactions                  (301,061)               (137,699)                      --
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             511,856                 165,242                       --
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              199,447                  25,179                  (27,852)
                                     ------------             -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                    471                      --                       --
 Net transfers                             10,070                     539               (3,820,749)
 Surrenders for benefit
  payments and fees                      (161,589)                (37,485)                (859,384)
 Net annuity transactions                      --                      --                       --
 Other                                         --                      --                       --
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (151,048)                (36,946)              (4,680,133)
                                     ------------             -----------            -------------
 Net increase (decrease) in
  net assets                               48,399                 (11,767)              (4,707,985)
NET ASSETS:
 Beginning of year                      1,747,745                 198,771                4,707,985
                                     ------------             -----------            -------------
 End of year                           $1,796,144                $187,004                     $ --
                                     ============             ===========            =============

                                    WELLS FARGO                                  WELLS FARGO
                                    ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT
                                     SMALL CAP             ADVANTAGE VT           SMALL CAP
                                    GROWTH FUND           DISCOVERY FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (44)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,967)              $(3,692)                $(231)
 Net realized gain (loss) on
  security transactions                   10,587                 1,668                  (477)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            669,486                82,493                15,321
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             637,106                80,469                14,613
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 6,838                    --                   240
 Net transfers                          (127,357)              122,180               (19,064)
 Surrenders for benefit
  payments and fees                     (246,041)              (40,716)               (6,379)
 Net annuity transactions                     --                    --                    --
 Other                                        --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (366,560)               81,464               (25,203)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             270,546               161,933               (10,590)
NET ASSETS:
 Beginning of year                     2,747,018               185,032               119,236
                                    ------------            ----------            ----------
 End of year                          $3,017,564              $346,965              $108,646
                                    ============            ==========            ==========

(40) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(41) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Intrinsic Value Fund.

(42) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(43) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(44) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT
                                    ADVANTAGE VT                CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (45)(46)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,167)                   $438
 Net realized gain (loss) on
  security transactions                   4,501                 (23,007)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            96,803                  58,262
                                     ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             97,137                  35,693
                                     ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                   --                      --
 Net transfers                          (38,251)                210,123
 Surrenders for benefit
  payments and fees                     (22,738)                (24,743)
 Net annuity transactions                    --                      --
 Other                                       --                      --
                                     ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (60,989)                185,380
                                     ----------              ----------
 Net increase (decrease) in
  net assets                             36,148                 221,073
NET ASSETS:
 Beginning of year                      493,355                  34,027
                                     ----------              ----------
 End of year                           $529,503                $255,100
                                     ==========              ==========

(45) Funded July 16, 2010.

(46) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund (merged with Invesco Van Kampen V.I. Government Fund), Invesco V.I. High Yield Fund (merged with Invesco Van Kampen V.I. High Yield Fund), Invesco V.I. International Growth Fund, Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS Core Equity Series, MFS Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, MFS Value Series, Invesco Van Kampen V.I. Equity and Income Fund (merged with Invesco V.I. Select Dimensions Balanced Fund), UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Growth Portfolio (formerly Morgan Stanley -- Capital Growth Portfolio), Morgan Stanley -- Money Market Portfolio, Morgan Stanley -- Global Infrastructure Portfolio, Invesco V.I. Select Dimensions Equally Weighted S&P 500 Fund, UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Oppenheimer Small- & Mid-Cap Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Mid Cap Growth Fund, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund (formerly Wells Fargo Advantage VT Core Equity Fund).

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    During 2010 the following Sub-Account was liquidated: Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

-------------------------------------------------------------------------------

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                            $7,107,179     $22,562,480
AllianceBernstein VPS International Value
 Portfolio                                            33,041,832      38,800,807
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                             5,726,352      11,884,112
AllianceBernstein VPS Value Portfolio                  7,882,304      22,741,367
AllianceBernstein VPS International Growth
 Portfolio                                             2,783,042       5,722,717
Invesco V.I. Government Securities Fund*              30,272,547      35,246,165
Invesco V.I. High Yield Fund*                         25,141,488      25,583,633
Invesco V.I. International Growth Fund                   124,563         144,067
Invesco V.I. Dividend Growth Fund*                    82,472,085      96,768,602
American Funds Global Growth Fund                      3,920,977      14,391,255
American Funds Growth Fund                            11,432,779      74,205,732
American Funds Growth-Income Fund                     10,098,760      58,402,428
American Funds International Fund                      7,173,358      28,537,677
American Funds Global Small Capitalization Fund        2,582,014      11,454,848
Wells Fargo Advantage VT Omega Growth Fund               268,316         929,959
Fidelity VIP Equity-Income Portfolio                   9,800,766      22,881,052
Fidelity VIP Growth Portfolio                          8,560,009      13,076,751
Fidelity VIP Contrafund Portfolio                     15,285,504     102,523,566
Fidelity VIP Mid Cap Portfolio                        10,651,959      37,409,308
Fidelity VIP Value Strategies Portfolio                3,067,199       8,160,461
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                             1,253,141       1,164,663
Franklin Income Securities Fund                          300,550         551,158
Franklin Small-Mid Cap Growth Securities Fund          3,244,226      10,407,791
Franklin Small Cap Value Securities Fund                 120,368         120,619
Franklin Strategic Income Securities Fund             15,295,016      33,667,911
Mutual Shares Securities Fund                          4,362,703      23,248,527
Templeton Developing Markets Securities Fund           3,133,599       9,527,607
Templeton Growth Securities Fund                       1,746,736       8,123,679
Mutual Global Discovery Securities Fund                   91,103          44,605
Templeton Global Bond Securities Fund                    423,584         244,068
Hartford Advisers HLS Fund                             5,957,646      12,962,525
Hartford Total Return Bond HLS Fund                   80,558,646     161,734,292
Hartford Capital Appreciation HLS Fund                21,496,092      36,778,539
Hartford Dividend and Growth HLS Fund                 32,064,215      81,052,620
Hartford Global Research HLS Fund                        686,507         888,119
Hartford Global Growth HLS Fund                        1,622,342       3,311,394
Hartford Disciplined Equity HLS Fund                   9,580,115      75,759,648
Hartford Growth HLS Fund                               4,581,282      11,361,155
Hartford Growth Opportunities HLS Fund                 9,234,533      27,631,006
Hartford High Yield HLS Fund                          36,182,209      36,542,977
Hartford Index HLS Fund                                3,526,346       9,029,383
Hartford International Opportunities HLS Fund         17,589,466      42,238,176
Hartford Small/Mid Cap Equity HLS Fund                 5,262,932       7,409,148
Hartford MidCap Value HLS Fund                         4,418,036       5,236,056
Hartford Money Market HLS Fund                       156,857,345     159,731,141
Hartford Small Company HLS Fund                       11,185,182      19,803,369
Hartford SmallCap Growth HLS Fund                     11,476,640      18,932,213
Hartford Stock HLS Fund                                2,884,956       8,924,102
Hartford U.S. Government Securities HLS Fund          55,771,515      95,263,778
Hartford Value HLS Fund                                9,674,150      32,654,747
American Funds Bond HLS Fund                             868,118       1,960,829
American Funds Global Growth HLS Fund                     40,544          45,587
American Funds Global Small Capitalization HLS
 Fund                                                    131,159          60,912
American Funds Growth HLS Fund                           249,491         618,847
American Funds Growth-Income HLS Fund                     59,707         245,456

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Funds International HLS Fund                   $522,721        $242,137
Lord Abbett Fundamental Equity Fund                    7,542,963       8,171,354
Lord Abbett Capital Structure Fund                     3,709,261       6,351,801
Lord Abbett Bond Debenture Fund                       32,651,535      28,599,146
Lord Abbett Growth and Income Fund                     5,577,235      38,589,331
Lord Abbett Classic Stock Fund                         2,297,578       4,569,172
MFS Core Equity Series                                   760,268       1,612,948
MFS Growth Series                                        769,116       2,534,730
MFS Investors Growth Stock Series                        500,584       1,654,441
MFS Investors Trust Series                               755,673       4,137,328
MFS Total Return Series                                9,483,810      39,482,902
MFS Value Series                                         192,561         308,132
Invesco Van Kampen V.I. Equity and Income Fund*       35,868,380      48,918,673
UIF Core Plus Fixed Income Portfolio                  13,165,943      30,495,395
UIF Emerging Markets Debt Portfolio                    2,070,955       4,198,300
UIF Emerging Markets Equity Portfolio                  9,224,679      31,107,396
UIF Mid Cap Growth Portfolio                          12,360,043      17,610,974
Invesco Van Kampen V.I. Mid Cap Value Fund             4,926,337      19,243,139
Morgan Stanley -- Focus Growth Portfolio               2,284,539      18,685,923
Morgan Stanley -- Multi Cap Growth Portfolio*            918,943       4,680,488
Morgan Stanley -- Mid Cap Growth Portfolio             2,830,967       8,890,454
Morgan Stanley -- Flexible Income Portfolio            3,372,004       6,415,026
Morgan Stanley -- Growth Portfolio*                    2,052,743       8,202,387
Morgan Stanley -- Money Market Portfolio              65,549,966      80,448,711
Morgan Stanley -- Global Infrastructure
 Portfolio                                             3,309,834       7,357,377
Invesco V.I. Select Dimensions Equally Weighted
 S&P 500 Fund                                          5,471,449      23,972,578
UIF Small Company Growth Portfolio                     1,799,757       4,062,683
UIF Global Franchise Portfolio                         3,267,595       8,876,427
Oppenheimer Small- & Mid-Cap Growth Fund/VA            7,951,079       5,302,044
Oppenheimer Capital Appreciation Fund/VA               3,120,605      20,105,357
Oppenheimer Global Securities Fund/VA                  8,463,425      53,815,750
Oppenheimer Main Street Fund/VA                        1,538,532       3,566,022
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                             11,775,516      34,878,940
Putnam VT Diversified Income Fund                     29,643,551      32,524,570
Putnam VT Global Asset Allocation Fund                 5,201,547       4,606,348
Putnam VT Growth and Income Fund                         587,238       1,298,550
Putnam VT International Value Fund                       647,451         531,090
Putnam VT International Equity Fund                   15,399,533      19,198,394
Putnam VT Investors Fund                               4,572,288      14,213,358
Putnam VT Multi-Cap Growth Fund                        1,447,403       2,158,114
Putnam VT Small Cap Value Fund                         7,433,981      21,645,957
Putnam VT George Putnam Balanced Fund                  2,267,001       2,546,563
Putnam VT Voyager Fund                                14,998,726       9,893,286
Putnam VT Equity Income Fund                           7,138,075       5,626,853
Invesco Van Kampen V.I. Growth and Income Fund         7,979,624      36,892,717
Invesco Van Kampen V.I. Comstock Fund                  8,275,301      38,347,140
Invesco Van Kampen V.I. Capital Growth Fund              652,876       1,635,599
Invesco Van Kampen V.I. Mid Cap Growth Fund              257,877         777,108
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                     15,693         195,931
Wells Fargo Advantage VT Total Return Bond Fund        1,453,299         677,561
Wells Fargo Advantage VT Intrinsic Value Fund             69,940         370,575
Wells Fargo Advantage VT International Equity
 Fund                                                     96,669          90,369
Wells Fargo Advantage VT Small Cap Growth Fund           223,693         908,705
Wells Fargo Advantage VT Discovery Fund                  100,729          60,078
Wells Fargo Advantage VT Small Cap Value Fund                967          14,440
Wells Fargo Advantage VT Opportunity Fund*               377,311         416,436

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            475,880      1,920,949     (1,445,069)
AllianceBernstein VPS
 International Value
 Portfolio                          3,029,691      3,995,862       (966,171)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                            426,422        899,005       (472,583)
AllianceBernstein VPS Value
 Portfolio                            791,964      2,422,196     (1,630,232)
AllianceBernstein VPS
 International Growth
 Portfolio                            308,109        726,229       (418,120)
Invesco V.I. Government
 Securities Fund*                   2,901,159      3,236,027       (334,868)
Invesco V.I. High Yield Fund*       2,249,937      2,019,100        230,837
Invesco V.I. International
 Growth Fund                           12,623         14,032         (1,409)
Invesco V.I. Dividend Growth
 Fund*                              7,690,594      7,634,175         56,419
American Funds Global Growth
 Fund                                 274,567      1,127,021       (852,454)
American Funds Growth Fund            902,194      6,663,467     (5,761,273)
American Funds Growth-Income
 Fund                                 618,465      4,706,553     (4,088,088)
American Funds International
 Fund                                 492,771      2,264,788     (1,772,017)
American Funds Global Small
 Capitalization Fund                  137,817        677,327       (539,510)
Wells Fargo Advantage VT Omega
 Growth Fund                           21,328         69,340        (48,012)
Fidelity VIP Equity-Income
 Portfolio                            753,518      2,138,027     (1,384,509)
Fidelity VIP Growth Portfolio         731,298      1,110,992       (379,694)
Fidelity VIP Contrafund
 Portfolio                            975,485      7,703,545     (6,728,060)
Fidelity VIP Mid Cap Portfolio        744,116      2,542,149     (1,798,033)
Fidelity VIP Value Strategies
 Portfolio                            254,586        721,696       (467,110)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               146,358        127,165         19,193
Franklin Income Securities
 Fund                                   8,109         46,633        (38,524)
Franklin Small-Mid Cap Growth
 Securities Fund                      328,035      1,003,731       (675,696)
Franklin Small Cap Value
 Securities Fund                       10,703         10,085            618
Franklin Strategic Income
 Securities Fund                      536,245      1,799,639     (1,263,394)
Mutual Shares Securities Fund         200,318      1,631,207     (1,430,889)
Templeton Developing Markets
 Securities Fund                      131,360        413,920       (282,560)
Templeton Growth Securities
 Fund                                 123,322        668,842       (545,520)
Mutual Global Discovery
 Securities Fund                        7,050          4,440          2,610
Templeton Global Bond
 Securities Fund                       24,683         17,056          7,627
Hartford Advisers HLS Fund          3,195,034      8,159,797     (4,964,763)
Hartford Total Return Bond HLS
 Fund                              33,016,644     71,392,039    (38,375,395)
Hartford Capital Appreciation
 HLS Fund                           1,787,444      3,043,002     (1,255,558)
Hartford Dividend and Growth
 HLS Fund                          11,550,258     38,807,241    (27,256,983)
Hartford Global Research HLS
 Fund                                  67,465         89,745        (22,280)
Hartford Global Growth HLS
 Fund                                 947,599      1,947,705     (1,000,106)
Hartford Disciplined Equity
 HLS Fund                           3,469,672     58,241,019    (54,771,347)
Hartford Growth HLS Fund            3,049,992      7,918,537     (4,868,545)
Hartford Growth Opportunities
 HLS Fund                           4,024,641     15,276,548    (11,251,907)
Hartford High Yield HLS Fund       14,925,121     18,916,179     (3,991,058)
Hartford Index HLS Fund             2,211,557      6,930,256     (4,718,699)
Hartford International
 Opportunities HLS Fund            10,858,801     24,279,647    (13,420,846)
Hartford Small/Mid Cap Equity
 HLS Fund                             442,401        783,556       (341,155)
Hartford MidCap Value HLS Fund        366,697        436,173        (69,476)
Hartford Money Market HLS Fund    116,840,768    120,033,517     (3,192,749)
Hartford Small Company HLS
 Fund                               5,328,873      9,085,598     (3,756,725)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
 Fund                               6,028,905     10,871,193     (4,842,288)
Hartford Stock HLS Fund             1,616,784      5,906,791     (4,290,007)
Hartford U.S. Government
 Securities HLS Fund               41,423,335     78,254,147    (36,830,812)
Hartford Value HLS Fund             5,669,185     23,686,064    (18,016,879)
American Funds Bond HLS Fund           69,418        181,143       (111,725)
American Funds Global Growth
 HLS Fund                               4,118          4,614           (496)
American Funds Global Small
 Capitalization HLS Fund               13,597          5,604          7,993
American Funds Growth HLS Fund         28,082         60,392        (32,310)
American Funds Growth-Income
 HLS Fund                               6,816         24,995        (18,179)
American Funds International
 HLS Fund                              57,301         23,436         33,865
Lord Abbett Fundamental Equity
 Fund                                 498,559        608,375       (109,816)
Lord Abbett Capital Structure
 Fund                                 252,963        509,187       (256,224)
Lord Abbett Bond Debenture
 Fund                               1,897,989      2,016,734       (118,745)
Lord Abbett Growth and Income
 Fund                                 441,767      3,586,660     (3,144,893)
Lord Abbett Classic Stock Fund        192,712        374,991       (182,279)
MFS Core Equity Series                 92,836        208,813       (115,977)
MFS Growth Series                     101,938        351,256       (249,318)
MFS Investors Growth Stock
 Series                                67,564        221,630       (154,066)
MFS Investors Trust Series             69,548        420,983       (351,435)
MFS Total Return Series               523,220      2,772,065     (2,248,845)
MFS Value Series                       17,255         29,634        (12,379)
Invesco Van Kampen V.I. Equity
 and Income Fund*                   2,880,740      3,802,723       (921,983)
UIF Core Plus Fixed Income
 Portfolio                            821,741      2,100,145     (1,278,404)
UIF Emerging Markets Debt
 Portfolio                             73,841        173,166        (99,325)
UIF Emerging Markets Equity
 Portfolio                            500,292      1,655,456     (1,155,164)
UIF Mid Cap Growth Portfolio          722,616      1,036,894       (314,278)
Invesco Van Kampen V.I. Mid
 Cap Value Fund                       305,593      1,157,005       (851,412)
Morgan Stanley -- Focus Growth
 Portfolio                            281,305      1,309,271     (1,027,966)
Morgan Stanley -- Multi Cap
 Growth Portfolio*                    147,122        664,343       (517,221)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     232,980        531,671       (298,691)
Morgan Stanley -- Flexible
 Income Portfolio                     192,569        542,386       (349,817)
Morgan Stanley -- Growth
 Portfolio*                           212,057        782,381       (570,324)
Morgan Stanley -- Money Market
 Portfolio                          6,650,251      8,056,625     (1,406,374)
Morgan Stanley -- Global
 Infrastructure Portfolio              96,101        491,327       (395,226)
Invesco V.I. Select Dimensions
 Equally Weighted S&P 500
 Fund                                 332,613      1,531,365     (1,198,752)
UIF Small Company Growth
 Portfolio                             99,067        274,559       (175,492)
UIF Global Franchise Portfolio        140,873        435,785       (294,912)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                       763,104        505,383        257,721
Oppenheimer Capital
 Appreciation Fund/VA                 302,419      1,839,755     (1,537,336)
Oppenheimer Global Securities
 Fund/VA                              452,036      3,982,428     (3,530,392)
Oppenheimer Main Street
 Fund/VA                              144,175        337,174       (192,999)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA*                 1,006,827      2,766,651     (1,759,824)
Putnam VT Diversified Income
 Fund                               1,061,449      1,591,116       (529,667)
Putnam VT Global Asset
 Allocation Fund                      211,326        191,666         19,660
Putnam VT Growth and Income
 Fund                                  21,686         59,441        (37,755)
Putnam VT International Value
 Fund                                  89,435         75,486         13,949
Putnam VT International Equity
 Fund                               1,020,231      1,308,769       (288,538)
Putnam VT Investors Fund              505,244      1,638,873     (1,133,629)
Putnam VT Multi-Cap Growth
 Fund                                 112,435        174,707        (62,272)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund        370,671        988,078       (617,407)
Putnam VT George Putnam
 Balanced Fund                        189,789        222,789        (33,000)
Putnam VT Voyager Fund                794,647        683,770        110,877
Putnam VT Equity Income Fund          466,927        364,012        102,915
Invesco Van Kampen V.I. Growth
 and Income Fund                      461,510      2,454,309     (1,992,799)
Invesco Van Kampen V.I.
 Comstock Fund                        447,590      2,483,854     (2,036,264)
Invesco Van Kampen V.I.
 Capital Growth Fund                   44,779        112,169        (67,390)
Invesco Van Kampen V.I. Mid
 Cap Growth Fund                       17,721         53,057        (35,336)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                 17,357        167,314       (149,957)
Wells Fargo Advantage VT Total
 Return Bond Fund                     930,768        487,375        443,393
Wells Fargo Advantage VT
 Intrinsic Value Fund                  78,048        324,045       (245,997)
Wells Fargo Advantage VT
 International Equity Fund              7,187          7,021            166
Wells Fargo Advantage VT Small
 Cap Growth Fund                      127,803        529,322       (401,519)
Wells Fargo Advantage VT
 Discovery Fund                         7,305          4,186          3,119
Wells Fargo Advantage VT Small
 Cap Value Fund                            26          1,023           (997)
Wells Fargo Advantage VT
 Opportunity Fund*                     25,480         36,000        (10,520)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            374,387      1,769,439     (1,395,052)
AllianceBernstein VPS
 International Value Portfolio      2,652,007      4,359,121     (1,707,114)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                1,099,612        928,360        171,252
AllianceBernstein VPS Value
 Portfolio                            989,113      2,057,220     (1,068,107)
AllianceBernstein VPS
 International Growth
 Portfolio                            673,193        885,007       (211,814)
Invesco V.I. International
 Growth Fund                           28,064          9,540         18,524
American Funds Global Growth
 Fund                                 359,113        923,166       (564,053)
American Funds Growth Fund          1,133,260      6,836,142     (5,702,882)
American Funds Growth-Income
 Fund                                 899,671      4,715,036     (3,815,365)
American Funds International
 Fund                                 618,885      2,501,611     (1,882,726)
American Funds Global Small
 Capitalization Fund                  205,870        599,908       (394,038)
Wells Fargo Advantage VT Omega
 Growth Fund                          481,991      3,971,802     (3,489,811)
Fidelity VIP Equity-Income
 Portfolio                            750,265      1,952,194     (1,201,929)
Fidelity VIP Growth Portfolio         326,375        851,000       (524,625)
Fidelity VIP Contrafund
 Portfolio                            789,463      6,592,237     (5,802,774)
Fidelity VIP Mid Cap Portfolio      1,252,741      1,867,201       (614,460)
Fidelity VIP Value Strategies
 Portfolio                            655,930        713,815        (57,885)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               246,754        250,409         (3,655)
Franklin Income Securities Fund        65,347         93,961        (28,614)
Franklin Small-Mid Cap Growth
 Securities Fund                      362,937      1,121,809       (758,872)
Franklin Small Cap Value
 Securities Fund                       16,108          7,337          8,771
Franklin Strategic Income
 Securities Fund                    1,071,561      1,842,729       (771,168)
Mutual Shares Securities Fund         311,381      1,555,465     (1,244,084)
Templeton Developing Markets
 Securities Fund                      223,711        371,999       (148,288)
Templeton Growth Securities
 Fund                                 170,267        755,931       (585,664)
Mutual Global Discovery
 Securities Fund                        3,824         15,952        (12,128)
Templeton Global Bond
 Securities Fund                       33,503          8,126         25,377

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund         11,681,659     16,402,037     (4,720,378)
Hartford Total Return Bond HLS
 Fund                              39,329,317     62,985,910    (23,656,593)
Hartford Capital Appreciation
 HLS Fund                           3,361,495      2,612,844        748,651
Hartford Dividend and Growth
 HLS Fund                           8,192,016     33,196,874    (25,004,858)
Hartford Global Research HLS
 Fund                                 181,782        220,167        (38,385)
Hartford Global Growth HLS Fund       965,360      2,253,300     (1,287,940)
Hartford Disciplined Equity HLS
 Fund                              10,261,457     53,218,527    (42,957,070)
Hartford Growth HLS Fund           15,069,564     15,267,835       (198,271)
Hartford Growth Opportunities
 HLS Fund                           4,352,827     16,297,719    (11,944,892)
Hartford High Yield HLS Fund       19,431,295     15,651,061      3,780,234
Hartford Index HLS Fund             2,669,724      4,783,497     (2,113,773)
Hartford International
 Opportunities HLS Fund            63,808,718     91,659,452    (27,850,734)
Hartford Small/Mid Cap Equity
 HLS Fund                             869,501        983,919       (114,418)
Hartford MidCap Value HLS Fund      1,197,586        985,081        212,505
Hartford Money Market HLS Fund     75,967,814    133,190,690    (57,222,876)
Hartford Small Company HLS Fund     4,480,407      6,760,265     (2,279,858)
Hartford SmallCap Growth HLS
 Fund                               7,798,822      7,946,628       (147,806)
Hartford Stock HLS Fund             1,979,350      6,285,737     (4,306,387)
Hartford U.S. Government
 Securities HLS Fund               55,066,282     76,355,722    (21,289,440)
Hartford Value HLS Fund            73,154,317     79,376,723     (6,222,406)
American Funds Bond HLS Fund          216,560         56,381        160,179
American Funds Global Growth
 HLS Fund                               5,362          4,609            753
American Funds Global Small
 Capitalization HLS Fund               14,434         16,939         (2,505)
American Funds Growth HLS Fund         89,557         52,557         37,000
American Funds Growth-Income
 HLS Fund                              42,969         30,463         12,506
American Funds International
 HLS Fund                              94,684         37,738         56,946
Lord Abbett Fundamental Equity
 Fund                                 406,710        514,834       (108,124)
Lord Abbett Capital Structure
 Fund                                 105,117        376,537       (271,420)
Lord Abbett Bond Debenture Fund     1,477,703      1,653,799       (176,096)
Lord Abbett Growth and Income
 Fund                                 414,447      3,278,024     (2,863,577)
Lord Abbett Classic Stock Fund        294,263        395,885       (101,622)
MFS Core Equity Series                 66,477        177,056       (110,579)
MFS Growth Series                      79,781        350,292       (270,511)
MFS Investors Growth Stock
 Series                                63,588        178,998       (115,410)
MFS Investors Trust Series             89,131        472,049       (382,918)
MFS Total Return Series               670,063      2,379,923     (1,709,860)
MFS Value Series                       56,042         13,797         42,245
Invesco Van Kampen V.I. Equity
 and Income Fund                      155,042        440,940       (285,898)
UIF Core Plus Fixed Income
 Portfolio                            953,969      2,390,358     (1,436,389)
UIF Emerging Markets Debt
 Portfolio                            146,641        146,335            306
UIF Emerging Markets Equity
 Portfolio                          1,266,075      1,524,797       (258,722)
Invesco Van Kampen V. I. High
 Yield Fund                           298,658        538,801       (240,143)
UIF Mid Cap Growth Portfolio          643,392        734,860        (91,468)
Invesco Van Kampen V. I. Mid
 Cap value Fund                       713,397      1,298,511       (585,114)
Morgan Stanley -- Focus Growth
 Portfolio                            347,198      1,997,406     (1,650,208)
Invesco V.I. Select Dimensions
 Balanced Fund                         83,979        897,437       (813,458)
Morgan Stanley -- Capital
 Opportunities Portfolio              165,309        608,232       (442,923)

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                         ISSUED       REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Mid Cap
 Growth Portfolio                     305,966        473,848       (167,882)
Morgan Stanley -- Flexible
 Income Portfolio                     212,189        632,005       (419,816)
Invesco V.I. Select Dimensions
 Dividend Growth Portfolio            391,336      1,976,628     (1,585,292)
Morgan Stanley -- Capital
 Growth Portfolio                     207,481        855,411       (647,930)
Morgan Stanley -- Money Market
 Portfolio                          4,525,168      8,337,555     (3,812,387)
Morgan Stanley -- Global
 Infrastructure Portfolio             119,178        594,373       (475,195)
Invesco V.I. Select Dimensions
 Equally-Weighted S&P 500 Fund        446,994      1,716,445     (1,269,451)
UIF Small Company Growth
 Portfolio                             85,358        228,836       (143,478)
UIF Global Franchise Portfolio        190,971        363,583       (172,612)
Oppenheimer Small- & Mid-Cap
 Growth Fund/VA                       369,191        147,959        221,232
Oppenheimer Capital
 Appreciation Fund/VA                 769,930      1,803,948     (1,034,018)
Oppenheimer Global Securities
 Fund/VA                              588,743      3,345,895     (2,757,152)
Oppenheimer Main Street Fund/VA       149,777        237,061        (87,284)
Oppenheimer Main Street Small
 Cap Fund/VA                          756,923      2,619,376     (1,862,453)
Putnam VT Diversified Income
 Fund                               1,680,546      2,158,309       (477,763)
Putnam VT Global Asset
 Allocation Fund                      154,557        131,305         23,252
Putnam VT Growth and Income
 Fund                                  22,228         44,778        (22,550)
Putnam VT International Value
 Fund                                  71,020         33,464         37,556
Putnam VT International Equity
 Fund                                 750,750      1,606,797       (856,047)
Putnam VT Investors Fund              947,636      1,422,391       (474,755)
Putnam VT Multi-Cap Growth Fund       586,616        505,089         81,527
Putnam VT Small Cap Value Fund        299,308        902,425       (603,117)
Putnam VT George Putnam
 Balanced Fund                         86,430        218,434       (132,004)
Putnam VT Voyager Fund                488,074        716,036       (227,962)
Putnam VT Equity Income Fund          187,209        273,996        (86,787)
Invesco Van Kampen V.I. Growth
 and Income Fund                      494,686      2,117,389     (1,622,703)
Invesco Van Kampen V.I.
 Comstock Fund                        563,390      2,367,732     (1,804,342)
Invesco Van Kampen V.I. Capital
 Growth Fund                           92,045        108,635        (16,590)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                           82,412         86,639         (4,227)
Invesco Van Kampen V.I.
 Government Fund                      517,316        850,363       (333,047)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                 48,838         90,520        (41,682)
Wells Fargo Advantage VT Total
 Return Bond Fund                     486,677        360,316        126,361
Wells Fargo Advantage VT
 Intrinsic Value Fund               1,536,633      1,648,436       (111,803)
Wells Fargo Advantage VT
 International Equity Fund             21,390        213,939       (192,549)
Wells Fargo Advantage VT Small
 Cap Growth Fund                      219,641        464,850       (245,209)
Wells Fargo Advantage VT
 Discovery Fund                        10,285          3,830          6,455
Wells Fargo Advantage VT Small
 Cap Value Fund                           410          2,582         (2,172)
Wells Fargo Advantage VT
 Opportunity Fund                          38          5,578         (5,540)
Wells Fargo Advantage VT Core
 Equity Fund                          266,879        285,165        (18,286)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                               6,645,785      $11.391416      to      $12.906986         $71,764,615
 2010                               8,090,854       10.720387      to       11.838977          91,243,586
 2009                               9,485,906        9.960690      to       10.814618          98,415,836
 2008                              10,845,364        8.249888      to        8.806247          92,416,219
 2007                               9,005,086       12.043388      to       12.638593         111,082,831
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                              21,686,937        7.996803      to       11.058787         163,784,891
 2010                              22,653,108       10.000912      to       14.095784         215,349,686
 2009                              24,360,222        6.097831      to        9.660906         225,461,994
 2008                              27,561,830        4.650983      to        7.244492         193,054,337
 2007                              24,526,181       10.203042      to       15.623839         373,615,871
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                               2,504,848       12.483330      to       16.637043          29,667,108
 2010                               2,977,431       12.463674      to       13.763974          39,082,647
 2009                               2,806,179       10.089911      to       10.954830          29,517,468
 2008                               3,117,531        7.247982      to        7.736813          23,356,681
 2007                               3,310,994       11.560375      to       12.131787          39,192,458
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                              11,053,341        8.798492      to       12.481891          92,172,540
 2010                              12,683,573        9.212624      to       13.320158         111,430,522
 2009                              13,751,680        8.330677      to       12.276059         110,062,067
 2008                              14,630,116        6.496340      to        6.934511          98,233,127
 2007                              12,339,800       11.286935      to       11.844777         142,655,384
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                               1,789,987        6.872697      to       13.042261          11,943,636
 2010                               2,208,107        8.247734      to       15.952061          17,730,069
 2009                               2,419,921        7.098724      to        7.379407          17,507,794
 2008                               2,079,336        5.227997      to        5.339751          10,978,183
 2007                                 157,776       10.502108      to       10.541737           1,658,536
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                               2,043,418       10.470217      to       10.582701          21,523,290
INVESCO V.I. HIGH YIELD FUND+
 2011                               1,727,044        9.619164      to        9.737940          16,748,984
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                                 107,756        8.710644      to        8.811351             948,572
 2010                                 109,165        9.488000      to        9.568935           1,043,769
 2009                                  90,641        8.535965      to        8.582995             777,469
 2008                                  29,800        6.409804      to        6.425832             191,441
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                               6,602,494        9.574800      to        9.712980          63,991,765

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                           0.75%     to       2.65%        --      to       2.27%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.52%     to       2.56%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.91%     to       1.14%      21.44%     to       23.52%
 2008                           0.75%     to       2.45%      3.17%     to       3.49%     (31.50)%    to      (30.32)%
 2007                           0.75%     to       2.45%      1.97%     to       2.02%       2.72%     to        4.48%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      3.85%     to       5.13%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.68%     to      11.35%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.08%     to       1.14%      31.11%     to       33.36%
 2008                           0.75%     to       2.45%      0.90%     to       0.92%     (54.42)%    to      (53.63)%
 2007                           0.75%     to       2.45%      0.98%     to       0.98%      (1.66)%    to        4.79%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%        --      to       0.26%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.29%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.81%     to       0.82%      39.21%     to       41.59%
 2008                           0.75%     to       2.45%      0.40%     to       0.46%     (37.30)%    to      (36.23)%
 2007                           0.75%     to       2.45%      0.62%     to       0.67%      (0.93)%    to        0.77%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                           0.75%     to       2.65%      0.78%     to       1.16%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      0.97%     to       1.77%       8.51%     to       10.59%
 2009                           0.75%     to       2.65%      2.97%     to       2.97%      17.87%     to       20.13%
 2008                           0.75%     to       2.45%      2.36%     to       2.59%     (42.44)%    to      (41.46)%
 2007                           0.75%     to       2.45%      1.08%     to       1.23%      (6.48)%    to       (4.88)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           0.75%     to       2.65%      2.69%     to       2.83%     (18.24)%    to      (16.67)%
 2010                           0.75%     to       2.65%      1.81%     to       1.97%       9.66%     to       11.77%
 2009                           0.75%     to       2.45%      4.80%     to       4.80%      35.87%     to       38.20%
 2008                           0.75%     to       2.40%        --      to         --      (50.18)%    to      (49.35)%
 2007                           0.75%     to       2.10%      0.42%     to       0.42%       1.40%     to        1.58%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND+
 2011                           1.50%     to       2.85%        --      to         --        4.70%     to        5.83%
INVESCO V.I. HIGH YIELD FUND+
 2011                           1.30%     to       2.85%        --      to         --       (3.81)%    to       (2.62)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2011                           1.00%     to       1.30%      1.12%     to       1.16%      (8.19)%    to       (7.92)%
 2010                           1.00%     to       1.30%      1.94%     to       1.97%      11.15%     to       11.49%
 2009                           1.00%     to       1.30%      1.87%     to       2.10%      33.17%     to       33.57%
 2008                           1.00%     to       1.30%      2.04%     to       2.08%     (37.82)%    to      (37.70)%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.30%     to       2.85%        --      to         --       (4.25)%    to       (2.87)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                               3,395,209       $1.600797      to      $14.128659         $38,050,062
 2010                               4,247,663        1.779930      to       15.955411          52,943,447
 2009                               4,811,716        1.613666      to       14.722940          54,444,590
 2008                               5,312,188        1.148788      to        7.159287          42,971,049
 2007                               6,495,920        1.889019      to       11.926853          86,656,043
AMERICAN FUNDS GROWTH FUND
 2011                              20,348,343        1.302357      to       15.018465         199,614,005
 2010                              26,109,616        1.378355      to       16.143452         271,805,110
 2009                              31,812,498        1.176587      to       13.995310         282,227,228
 2008                              36,355,634        0.855005      to        5.680541         235,077,488
 2007                              43,200,530        1.546007      to       10.406277         504,644,019
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                              15,741,364        1.173261      to       13.536212         179,282,344
 2010                              19,829,452        1.210780      to       14.187486         233,613,057
 2009                              23,644,817        1.100825      to       13.129161         255,479,386
 2008                              26,923,767        0.849750      to        8.391543         226,211,648
 2007                              33,100,451        1.385135      to       13.858148         457,173,530
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                               6,961,481        1.534576      to       13.038067          71,526,671
 2010                               8,733,498        1.807016      to       15.593154         106,346,684
 2009                              10,616,224        1.707156      to       14.961293         121,552,054
 2008                              12,315,028        1.208820      to        7.122349         100,070,974
 2007                              14,656,809        2.116001      to       12.631102         208,173,363
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                               1,532,597        1.741965      to       15.531967          20,479,653
 2010                               2,072,107        2.182637      to       19.765808          35,102,714
 2009                               2,466,145        1.806309      to       16.612984          34,878,989
 2008                               2,723,676        1.134516      to        7.816645          24,364,190
 2007                               3,363,920        2.472943      to       17.261982          65,484,692
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 216,524       11.576024      to       11.788274           2,535,732
 2010                                 264,536       12.552740      to       12.624085           3,332,714
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                               9,752,337       10.426975      to       14.194812          96,421,077
 2010                              11,136,846       10.437162      to       14.503942         110,848,898
 2009                              12,338,775        8.427667      to        9.150684         108,465,628
 2008                              13,563,228        6.649588      to        7.098308          93,228,990
 2007                              12,007,596       11.916841      to       12.505825         146,575,444
FIDELITY VIP GROWTH PORTFOLIO
 2011                               3,257,118       11.530588      to       14.716451          35,588,924
 2010                               3,636,812       11.621232      to       15.140265          40,241,265
 2009                               4,161,437        8.706200      to        9.453023          37,759,820
 2008                               4,718,917        6.972324      to        7.442810          33,982,335
 2007                               5,028,730       13.561428      to       14.231633          69,744,247

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           1.30%     to       2.85%      0.58%     to       1.10%     (11.45)%    to      (10.06)%
 2010                           1.30%     to       2.85%      1.44%     to       1.50%       8.61%     to       10.30%
 2009                           1.30%     to       2.65%      0.94%     to       1.35%      38.58%     to       40.47%
 2008                           1.30%     to       2.60%      1.53%     to       1.75%     (39.97)%    to      (39.19)%
 2007                           1.30%     to       2.60%      2.66%     to       2.72%      11.90%     to       13.37%
AMERICAN FUNDS GROWTH FUND
 2011                           1.30%     to       2.85%      0.54%     to       0.67%      (6.97)%    to       (5.51)%
 2010                           1.30%     to       2.85%      0.69%     to       1.04%      15.35%     to       17.15%
 2009                           1.30%     to       2.85%      0.65%     to       2.23%      35.50%     to       37.61%
 2008                           1.30%     to       2.60%      0.72%     to       0.73%     (45.41)%    to      (44.70)%
 2007                           1.30%     to       2.60%      0.72%     to       0.77%       9.47%     to       10.90%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           1.30%     to       2.85%      1.42%     to       1.43%      (4.59)%    to       (3.10)%
 2010                           1.30%     to       2.85%      1.50%     to       2.38%       8.30%     to        9.99%
 2009                           1.30%     to       2.65%      1.60%     to       4.23%      27.81%     to       29.55%
 2008                           1.30%     to       2.60%      1.59%     to       1.63%     (39.45)%    to      (38.65)%
 2007                           1.30%     to       2.60%      1.39%     to       1.50%       2.35%     to        3.69%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           1.30%     to       2.85%      1.61%     to       1.79%     (16.39)%    to      (15.08)%
 2010                           1.30%     to       2.85%      1.96%     to       3.01%       4.22%     to        5.85%
 2009                           1.30%     to       2.85%      1.13%     to       1.53%      39.05%     to       41.23%
 2008                           1.30%     to       2.60%      1.63%     to       1.66%     (43.61)%    to      (42.87)%
 2007                           1.30%     to       2.60%      1.35%     to       1.50%      16.94%     to       18.47%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           1.30%     to       2.85%      1.25%     to       1.40%     (21.42)%    to      (20.19)%
 2010                           1.30%     to       2.85%      1.79%     to       2.02%      18.98%     to       20.83%
 2009                           1.30%     to       2.85%      0.28%     to       1.03%      56.77%     to       59.21%
 2008                           1.30%     to       2.60%        --      to         --      (54.72)%    to      (54.12)%
 2007                           1.30%     to       2.60%      2.85%     to       3.01%      18.31%     to       19.86%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.15%     to       2.40%        --      to         --       (7.78)%    to       (6.62)%
 2010                           0.52%     to       1.09%        --      to         --       25.53%     to       26.24%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2011                           0.75%     to       2.70%      2.32%     to       2.47%      (2.03)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.59%     to       3.28%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      1.97%     to       2.15%      26.74%     to       28.91%
 2008                           0.75%     to       2.45%      1.83%     to       2.51%     (44.20)%    to      (43.24)%
 2007                           0.75%     to       2.45%      1.80%     to       2.25%      (1.18)%    to        0.52%
FIDELITY VIP GROWTH PORTFOLIO
 2011                           0.75%     to       2.70%      0.12%     to       0.14%      (2.70)%    to       (0.78)%
 2010                           0.75%     to       2.65%      0.03%     to       0.03%      20.63%     to       22.94%
 2009                           0.75%     to       2.45%      0.20%     to       0.23%      24.87%     to       27.01%
 2008                           0.75%     to       2.45%      0.60%     to       0.64%     (48.59)%    to      (47.70)%
 2007                           0.75%     to       2.45%      0.21%     to       0.23%      23.60%     to       25.71%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                              34,768,858      $12.572635      to      $14.500794        $415,815,519
 2010                              41,496,918       13.030114      to       15.340729         517,456,721
 2009                              47,299,692       10.340831      to       11.227714         511,511,847
 2008                              52,886,872        7.822733      to        8.350476         428,699,864
 2007                              48,339,129       13.989471      to       14.680736         693,801,805
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               8,854,514       13.494815      to       15.501125         112,915,561
 2010                              10,652,547       15.251669      to       17.883417         154,545,822
 2009                              11,267,007       11.951681      to       14.282434         129,049,709
 2008                              11,660,937        8.071916      to        8.616452          97,211,504
 2007                              11,604,207       13.697774      to       14.374716         162,830,523
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                               1,019,981       10.776854      to       17.884524          10,442,095
 2010                               1,487,091       11.936816      to       20.221422          16,860,050
 2009                               1,544,976        9.519435      to       16.435205          14,071,886
 2008                               1,207,479        5.717159      to        6.103049           7,112,198
 2007                               1,400,730       12.028191      to       12.622679          17,213,019
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                 282,667        7.907296      to        8.486346           2,330,637
 2010                                 263,474        8.330097      to        8.793676           2,302,500
 2009                                 267,129        7.231608      to        7.509249           1,961,720
 2008                                 177,907        5.455028      to        5.571733             979,963
 2007                                  10,732        9.535023      to        9.571139             102,512
FRANKLIN INCOME SECURITIES
 FUND
 2011                                 333,625       10.880501      to       11.006459           3,662,744
 2010                                 372,149       10.776531      to       10.868618           4,037,529
 2009                                 400,763        9.700733      to        9.754336           3,903,300
 2008                                 206,828        7.259758      to        7.278020           1,504,421
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                               2,769,160        1.239954      to       16.088785          25,026,693
 2010                               3,444,856        1.319964      to       17.394707          33,350,302
 2009                               4,203,728        1.047791      to       14.054106          31,884,193
 2008                               4,857,480        0.739330      to        4.470802          25,807,578
 2007                               6,283,406        1.302551      to        7.980030          58,291,766
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                                  60,993       10.715206      to       10.839361             660,492
 2010                                  60,375       11.292781      to       11.389367             687,077
 2009                                  51,604        8.927940      to        8.977355             463,015
 2008                                  15,181        7.009158      to        7.026821             106,654
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                               5,098,617        1.819437      to       13.879831          88,660,688
 2010                               6,362,011        1.793457      to       13.895333         110,012,270
 2009                               7,133,179        1.633768      to       12.855764         115,396,444
 2008                               7,264,069        1.312418      to       12.697219          95,764,600
 2007                               7,898,838        1.494425      to       14.647354         119,088,892

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2011                           0.75%     to       2.70%      0.73%     to       0.85%      (5.38)%    to       (3.51)%
 2010                           0.75%     to       2.65%      0.64%     to       0.99%      13.87%     to       16.05%
 2009                           0.75%     to       2.45%      1.17%     to       1.26%      32.19%     to       34.46%
 2008                           0.75%     to       2.45%      0.67%     to       0.85%     (44.08)%    to      (43.12)%
 2007                           0.75%     to       2.45%      0.76%     to       1.00%      14.47%     to       16.43%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.75%     to       2.70%      0.02%     to       0.02%     (13.23)%    to      (11.52)%
 2010                           0.75%     to       2.65%      0.12%     to       0.41%      25.21%     to       27.61%
 2009                           0.75%     to       2.65%      0.48%     to       1.02%      36.10%     to       38.71%
 2008                           0.75%     to       2.45%      0.24%     to       0.24%     (41.07)%    to      (40.06)%
 2007                           0.75%     to       2.45%      0.49%     to       0.62%      12.55%     to       14.48%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.75%     to       2.70%      0.64%     to       0.83%     (11.46)%    to       (9.72)%
 2010                           0.75%     to       2.65%      0.30%     to       0.34%      23.04%     to       25.39%
 2009                           0.75%     to       2.65%      0.45%     to       0.80%      53.04%     to       55.98%
 2008                           0.75%     to       2.45%      0.58%     to       0.58%     (52.47)%    to      (51.65)%
 2007                           0.75%     to       2.45%      0.48%     to       0.59%       2.89%     to        4.65%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           0.75%     to       2.40%        --      to         --       (5.08)%    to       (3.49)%
 2010                           0.75%     to       2.40%      0.12%     to       0.21%      15.19%     to       17.11%
 2009                           0.75%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.77%
 2008                           0.75%     to       2.40%      0.80%     to       0.83%     (42.74)%    to      (41.79)%
 2007                           0.75%     to       2.10%      0.24%     to       0.52%      (1.03)%    to       (0.85)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           1.00%     to       1.30%      5.58%     to       5.60%       0.96%     to        1.27%
 2010                           1.00%     to       1.30%      5.81%     to       6.45%      11.09%     to       11.42%
 2009                           1.00%     to       1.30%      7.33%     to       8.05%      33.62%     to       34.03%
 2008                           1.00%     to       1.30%      0.19%     to       1.51%     (30.92)%    to      (30.78)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           1.30%     to       2.85%        --      to         --       (7.51)%    to       (6.06)%
 2010                           1.30%     to       2.85%        --      to         --       24.04%     to       25.98%
 2009                           1.30%     to       2.65%        --      to         --       39.82%     to       41.72%
 2008                           1.30%     to       2.60%        --      to         --      (43.98)%    to      (43.24)%
 2007                           1.30%     to       2.60%        --      to         --        8.39%     to        9.81%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           1.00%     to       1.30%      0.56%     to       0.58%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.58%     to       0.68%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      1.39%     to       1.86%      27.38%     to       27.76%
 2008                           1.00%     to       1.30%      0.15%     to       0.15%     (34.98)%    to      (34.85)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           1.30%     to       2.85%      5.25%     to       5.92%      (0.11)%    to        1.45%
 2010                           1.30%     to       2.85%      3.22%     to       5.35%       8.09%     to        9.77%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%      22.57%     to       24.49%
 2008                           1.30%     to       2.60%      6.13%     to       6.96%     (13.31)%    to      (12.18)%
 2007                           1.30%     to       2.60%      5.31%     to       5.45%       3.48%     to        4.83%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2011                               4,968,556       $9.034795      to      $13.144834         $66,483,632
 2010                               6,399,445        9.229000      to       13.667615          87,563,905
 2009                               7,643,529        8.393589      to       12.646702          96,321,670
 2008                               8,662,902        6.731630      to       10.149532          89,388,194
 2007                              10,727,572        1.528406      to       16.564137         180,082,419
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                                 855,812        2.646401      to       16.440986          16,805,497
 2010                               1,138,372        3.179308      to       20.060726          26,923,425
 2009                               1,286,660        2.733475      to       20.261118          26,824,769
 2008                               1,259,010        1.597720      to       11.997433          15,494,023
 2007                               1,594,007        3.416340      to       25.990444          41,261,799
TEMPLETON GROWTH SECURITIES
 FUND
 2011                               2,063,386        8.065299      to       12.769965          20,669,682
 2010                               2,608,906        8.773263      to       14.184236          28,895,773
 2009                               3,194,570        8.257399      to       13.562075          34,180,658
 2008                               3,529,845        6.367763      to        8.129257          29,582,961
 2007                               4,183,295        1.522683      to       14.466570          62,687,989
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                                  38,572        9.723818      to        9.836390             379,213
 2010                                  35,962       10.163764      to       10.250605             368,200
 2009                                  48,090        9.203811      to        9.254670             444,351
 2008                                   5,057        7.587776      to        7.587776              38,375
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                                 116,598       12.803269      to       12.951447           1,505,343
 2010                                 108,971       13.096251      to       13.208123           1,434,842
 2009                                  83,594       11.609181      to       11.673293             974,084
 2008                                  47,154        9.917849      to        9.942749             468,298
HARTFORD ADVISERS HLS FUND
 2011                              30,126,236        1.266006      to       14.232758          46,438,966
 2010                              35,090,999        1.252295      to       14.348822          53,314,446
 2009                              30,286,081        1.125166      to       13.139332          41,921,084
 2008                              30,972,497        0.810892      to        0.870096          33,299,989
 2007                              32,729,861        1.215681      to        1.282397          51,021,511
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              283,663,325       1.891466      to       12.529041         634,968,710
 2010                              322,038,720       1.781162      to       12.024711         672,918,412
 2009                              345,695,313       1.669168      to       11.484705         680,265,550
 2008                              340,858,585       1.369854      to        1.462244         582,102,684
 2007                              340,727,911       1.519717      to        1.594851         632,383,450
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                               8,462,928       10.881142      to       14.495182          87,279,646
 2010                               9,718,486       12.374494      to       16.801253         115,050,037
 2009                               8,969,835       10.476280      to       10.701705          92,510,894
 2008                               1,459,600        7.371198      to        7.401954           9,919,327

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2011                           1.00%     to       2.85%      2.26%     to       2.96%      (3.82)%    to       (2.10)%
 2010                           1.00%     to       2.85%      1.53%     to       1.57%       8.07%     to        9.95%
 2009                           1.00%     to       2.85%      2.40%     to       2.40%      22.51%     to       24.69%
 2008                           1.00%     to       2.60%      2.82%     to       2.90%     (38.73)%    to      (34.27)%
 2007                           1.30%     to       2.60%      1.40%     to       1.41%       0.82%     to        2.14%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           1.30%     to       2.85%      1.25%     to       1.45%     (18.04)%    to      (16.76)%
 2010                           1.30%     to       2.85%      1.75%     to       1.76%      14.52%     to       16.31%
 2009                           1.30%     to       2.60%      4.68%     to       4.75%      68.88%     to       71.09%
 2008                           1.30%     to       2.60%      2.88%     to       3.05%     (53.84)%    to      (53.23)%
 2007                           1.30%     to       2.60%      1.74%     to       2.53%      25.78%     to       27.42%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           1.00%     to       2.85%      1.28%     to       1.32%      (9.59)%    to       (8.07)%
 2010                           1.00%     to       2.65%      1.19%     to       1.56%       4.59%     to        6.25%
 2009                           1.00%     to       2.65%      3.28%     to       3.28%      27.68%     to       29.68%
 2008                           1.00%     to       2.60%      0.10%     to       1.76%     (43.81)%    to      (38.49)%
 2007                           1.30%     to       2.60%      1.32%     to       1.34%      (0.28)%    to        1.03%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           1.00%     to       1.30%      2.18%     to       2.75%      (4.33)%    to       (4.04)%
 2010                           1.00%     to       1.30%      1.20%     to       1.64%      10.43%     to       10.76%
 2009                           1.00%     to       1.30%      1.71%     to       1.75%      21.60%     to       21.97%
 2008                           1.00%     to       1.00%      2.39%     to       2.39%     (25.87)%    to      (25.87)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           1.00%     to       1.30%      5.49%     to       5.71%      (2.24)%    to       (1.94)%
 2010                           1.00%     to       1.30%      1.38%     to       1.45%      12.81%     to       13.15%
 2009                           1.00%     to       1.30%     12.97%     to      14.48%      17.05%     to       17.41%
 2008                           1.00%     to       1.30%      0.28%     to       0.28%       0.06%     to        0.27%
HARTFORD ADVISERS HLS FUND
 2011                           0.75%     to       2.65%      1.64%     to       3.01%      (0.81)%    to        1.09%
 2010                           0.75%     to       2.65%      1.48%     to       1.57%       9.21%     to       11.30%
 2009                           0.75%     to       2.65%      2.30%     to       5.64%      26.88%     to       29.32%
 2008                           0.75%     to       2.45%      3.26%     to       3.37%     (33.30)%    to      (32.15)%
 2007                           0.75%     to       2.45%      2.37%     to       2.58%       4.06%     to        5.84%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.75%     to       2.65%      0.21%     to       0.28%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.08%     to      10.74%       4.70%     to        6.71%
 2009                           0.75%     to       2.65%      3.95%     to      10.57%      12.00%     to       14.15%
 2008                           0.75%     to       2.45%      5.03%     to       7.16%      (9.86)%    to       (8.32)%
 2007                           0.75%     to       2.45%      5.10%     to       7.37%       2.14%     to        3.89%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.75%     to       2.65%      0.70%     to       1.23%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.56%     to       0.82%      13.46%     to       15.63%
 2009                           0.75%     to       2.45%      1.38%     to       2.64%      42.14%     to       44.58%
 2008                           0.75%     to       2.40%      5.03%     to       5.82%      (1.85)%    to       (1.63)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              223,595,777      $1.671386      to      $13.653929        $426,049,774
 2010                              250,852,760       1.662078      to       13.838538         477,827,005
 2009                              275,857,618       1.280144      to        1.479238         469,292,062
 2008                              298,661,336       1.052246      to        1.195400         409,761,121
 2007                              271,599,864       1.596005      to        1.782505         553,444,813
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                 141,878        8.502933      to        9.059013           1,255,420
 2010                                 164,158        9.601036      to       10.061290           1,610,609
 2009                                 202,543        8.476750      to        8.737909           1,740,040
 2008                                  48,640        6.109152      to        6.173557             298,366
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                               7,310,361        1.096068      to       12.983312           9,773,916
 2010                               8,310,467        1.282407      to        8.309535          13,138,329
 2009                               9,598,407        1.130896      to        7.453319          13,590,626
 2008                              10,879,416        0.840008      to        5.631148          12,068,471
 2007                              12,371,657        1.780206      to       12.139377          29,568,718
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                              223,050,985       1.129674      to       13.952267         265,972,586
 2010                              277,822,332       1.125208      to       14.163838         329,992,801
 2009                              320,779,402       0.994065      to        1.078275         338,385,719
 2008                              353,862,690       0.797115      to        0.879458         302,422,279
 2007                              400,252,769       1.280301      to        1.436846         554,416,846
HARTFORD GROWTH HLS FUND
 2011                              24,741,807        1.130457      to        1.298990          30,287,097
 2010                              29,610,352        1.266333      to        1.437446          40,045,795
 2009                              21,370,308        1.091277      to        1.213267          24,662,140
 2008                              24,333,514        0.829923      to        0.910599          21,177,596
 2007                              23,415,833        1.465205      to        1.576049          35,540,635
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                              58,007,847        1.538976      to       13.496611          89,363,566
 2010                              69,259,754        1.701546      to       15.232438         116,403,129
 2009                              81,204,646        1.306706      to        1.458218         116,336,384
 2008                              92,700,860        1.033217      to        1.133580         104,182,919
 2007                              80,654,887        1.948859      to        2.102007         170,336,788
HARTFORD HIGH YIELD HLS FUND
 2011                              45,075,007        1.881989      to       17.545780          85,293,313
 2010                              49,066,065        1.811122      to       17.208998          89,083,229
 2009                              45,285,831        1.456931      to        1.571038          71,952,731
 2008                              31,834,508        0.992304      to        1.052015          33,804,866
 2007                              31,836,201        1.360119      to        1.417630          46,138,551
HARTFORD INDEX HLS FUND
 2011                              11,091,063        0.977451      to        1.059850          16,741,491
 2010                              15,809,762        0.983891      to        1.048831          22,082,680
 2009                              17,923,535        0.878793      to        0.921031          21,308,547
 2008                              15,248,028        0.713911      to        0.735613          14,391,935
 2007                              17,888,953        1.163428      to        1.178530          28,465,773

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.75%     to       2.65%      1.93%     to       2.77%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.65%      1.93%     to       7.65%      10.25%     to       12.36%
 2009                           0.75%     to       2.45%      2.30%     to       2.55%      21.66%     to       23.74%
 2008                           0.75%     to       2.45%      1.78%     to       2.46%     (34.07)%    to      (32.94)%
 2007                           0.75%     to       2.45%      2.28%     to       2.32%       5.64%     to        7.45%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.75%     to       2.40%      0.01%     to       0.01%     (11.44)%    to       (9.96)%
 2010                           0.75%     to       2.40%      0.98%     to       1.04%      13.26%     to       15.15%
 2009                           0.75%     to       2.40%      1.23%     to       1.50%      38.76%     to       41.06%
 2008                           1.15%     to       2.40%      0.31%     to       3.39%     (41.62)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.75%     to       2.65%      0.03%     to       0.04%     (16.14)%    to      (14.53)%
 2010                           0.75%     to       2.45%      0.11%     to       0.26%      11.49%     to       13.40%
 2009                           0.75%     to       2.45%      0.72%     to       0.76%      32.36%     to       34.63%
 2008                           0.75%     to       2.45%      0.71%     to       0.74%     (53.61)%    to      (52.81)%
 2007                           0.75%     to       2.45%      0.05%     to       0.05%      17.02%     to       24.12%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.75%     to       2.65%      1.13%     to       2.80%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.37%     to       2.39%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.62%     to       1.64%      22.61%     to       24.71%
 2008                           0.75%     to       2.45%      0.61%     to       1.20%     (38.79)%    to      (37.74)%
 2007                           0.75%     to       2.45%      1.10%     to       1.16%       5.72%     to        7.53%
HARTFORD GROWTH HLS FUND
 2011                           0.75%     to       2.40%      0.13%     to       0.16%     (11.11)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.40%      0.44%     to       0.47%      31.06%     to       33.24%
 2008                           0.75%     to       2.45%      0.26%     to       0.40%     (43.20)%    to      (42.22)%
 2007                           0.75%     to       2.40%      0.02%     to       0.02%      14.01%     to       15.91%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.75%     to       2.70%        --      to         --      (11.30)%    to       (9.55)%
 2010                           0.75%     to       2.65%      0.02%     to       0.02%      14.49%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
 2008                           0.75%     to       2.45%      0.35%     to       0.46%     (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.20%     to       0.21%      26.52%     to       28.68%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.75%     to       2.65%      9.42%     to       9.54%       1.96%     to        3.91%
 2010                           0.75%     to       2.65%      0.68%     to       0.68%      13.11%     to       15.28%
 2009                           0.75%     to       2.45%      9.79%     to      10.92%      46.82%     to       49.34%
 2008                           0.75%     to       2.45%     10.06%     to      10.27%     (27.04)%    to      (25.79)%
 2007                           0.75%     to       2.45%      7.93%     to       9.20%       0.30%     to        2.02%
HARTFORD INDEX HLS FUND
 2011                           0.75%     to       2.45%      0.49%     to       1.65%      (0.65)%    to        1.05%
 2010                           0.75%     to       2.45%      1.75%     to       1.79%      11.96%     to       13.88%
 2009                           0.75%     to       2.45%      1.98%     to       2.29%      23.10%     to       25.21%
 2008                           0.75%     to       2.45%      1.06%     to       2.43%     (38.64)%    to      (37.58)%
 2007                           0.75%     to       2.45%      1.77%     to       1.94%       2.66%     to        4.42%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                   UNIT
                                                                FAIR VALUE
SUB-ACCOUNT                           UNITS                LOWEST TO HIGHEST #                NET ASSETS
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                              109,715,175       $1.301482      to      $12.982010        $159,414,100
 2010                              123,136,021        1.524253      to       15.496334         210,519,050
 2009                               86,085,373        1.341398      to        8.952868         130,060,940
 2008                               94,392,253        1.012667      to        6.874800         108,383,304
 2007                               89,037,953        1.766656      to       12.199778         178,869,262
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                1,221,788        9.306563      to       17.511714          11,079,465
 2010                                1,562,943        8.969653      to        9.484348          14,471,224
 2009                                1,677,361        7.313253      to        7.594047          12,539,330
 2008                                  441,749        5.065890      to        5.174315           2,262,617
 2007                                   20,272        9.771745      to        9.808732             198,514
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                  551,078       10.876518      to       11.195539           6,093,144
 2010                                  620,554       12.227077      to       12.335637           7,620,277
HARTFORD MONEY MARKET HLS
 FUND
 2011                              128,612,936        1.199199      to        9.223002         170,183,551
 2010                              131,805,685        1.208270      to        9.470696         173,057,253
 2009                              184,422,964        1.010955      to        1.217394         246,906,173
 2008                              301,732,648        1.035301      to        1.225735         409,161,975
 2007                              113,146,503        1.038826      to        1.209133         147,108,758
HARTFORD SMALL COMPANY HLS
 FUND
 2011                               28,096,942        1.633676      to       14.973029          52,247,495
 2010                               31,853,667        1.703225      to       15.910332          62,271,402
 2009                               34,133,525        1.130532      to        1.382440          53,748,249
 2008                               36,517,360        0.896115      to        1.077311          44,643,525
 2007                               23,718,660        1.546238      to        1.827464          49,140,739
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                               23,144,496        1.610827      to       18.403649          38,423,970
 2010                               27,986,784        1.600207      to       18.662145          45,127,395
 2009                               28,134,590        1.057909      to        1.180637          32,168,199
 2008                               30,291,668        0.800757      to        0.878590          26,040,863
 2007                               31,136,666        1.311438      to        1.414586          43,347,813
HARTFORD STOCK HLS FUND
 2011                               25,281,078        1.018186      to       15.330329          30,109,816
 2010                               29,571,085        0.966224      to        1.037207          36,944,100
 2009                               33,877,472        0.862513      to        0.910292          37,621,782
 2008                               37,429,223        0.624503      to        0.647997          30,307,684
 2007                               41,328,999        1.125449      to        1.148022          58,724,311
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                              197,642,933        1.285166      to       10.418250         237,619,463
 2010                              234,473,745        1.234656      to       10.200692         271,819,586
 2009                              255,763,185        1.074005      to        1.198495         289,765,360
 2008                              288,236,914        1.064651      to        1.168037         320,538,888
 2007                              268,048,511        1.098120      to        1.184437         304,522,026

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.75%     to       2.65%      0.04%     to       0.08%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.57%     to       3.10%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.09%     to       2.14%      30.23%     to       32.46%
 2008                           0.75%     to       2.45%      2.30%     to       2.41%     (43.65)%    to      (42.68)%
 2007                           0.75%     to       2.45%      1.38%     to       3.57%      17.19%     to       26.47%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.75%     to       2.65%        --      to         --       (3.72)%    to       (1.87)%
 2010                           0.75%     to       2.45%      0.63%     to       0.70%      22.79%     to       24.89%
 2009                           0.75%     to       2.40%      0.40%     to       0.45%      44.36%     to       46.76%
 2008                           0.75%     to       2.40%      0.26%     to       0.47%     (48.11)%    to      (47.25)%
 2007                           0.75%     to       2.10%      0.80%     to       2.36%       2.83%     to        3.02%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           0.75%     to       2.65%      0.01%     to       0.01%     (10.95)%    to       (9.24)%
 2010                           0.75%     to       2.45%      0.63%     to       0.69%      22.27%     to       23.36%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2010                           0.75%     to       2.65%        --      to         --       (2.62)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.06%     to       0.07%      (2.35)%    to       (0.68)%
 2008                           0.75%     to       2.45%      1.75%     to       1.94%      (0.34)%    to        1.37%
 2007                           0.75%     to       2.45%      4.75%     to       4.99%       2.41%     to        4.16%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.75%     to       2.65%        --      to         --       (5.89)%    to       (4.08)%
 2010                           0.75%     to       2.65%        --      to         --       20.89%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
 2008                           0.75%     to       2.45%      0.11%     to       0.11%     (42.05)%    to      (41.05)%
 2007                           0.75%     to       2.45%      0.28%     to       1.01%      11.46%     to       13.37%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.75%     to       2.70%        --      to         --       (1.28)%    to        0.66%
 2010                           0.75%     to       2.65%        --      to         --       32.99%     to       35.54%
 2009                           0.75%     to       2.45%      0.08%     to       0.09%      32.11%     to       34.38%
 2008                           0.75%     to       2.45%      0.44%     to       0.46%     (38.94)%    to      (37.89)%
 2007                           0.75%     to       2.45%      0.34%     to       0.39%      (4.22)%    to       (2.58)%
HARTFORD STOCK HLS FUND
 2011                           0.75%     to       2.65%      1.34%     to       2.16%      (3.68)%    to       (1.83)%
 2010                           0.75%     to       2.45%      1.17%     to       1.45%      12.02%     to       13.94%
 2009                           0.75%     to       2.45%      1.58%     to       1.64%      38.11%     to       40.48%
 2008                           0.75%     to       2.45%      1.29%     to       2.15%     (44.51)%    to      (43.56)%
 2007                           0.75%     to       2.45%      1.03%     to       1.07%       3.34%     to        5.11%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.75%     to       2.65%      2.70%     to       2.73%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.51%     to       4.51%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.02%     to       0.03%       0.88%     to        2.61%
 2008                           0.75%     to       2.45%      9.09%     to       9.94%      (3.05)%    to       (1.39)%
 2007                           0.75%     to       2.45%      3.43%     to       4.09%       1.85%     to        3.60%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2011                              96,755,614       $1.347487      to      $13.287624        $122,070,420
 2010                              114,772,493       1.384725      to       13.938601         149,437,870
 2009                              65,236,453        1.083181      to        1.216669          74,905,292
 2008                              71,635,098        0.892530      to        0.985619          66,991,289
 2007                              43,242,518        1.386664      to        1.505403          62,144,966
AMERICAN FUNDS BOND HLS FUND
 2011                                 482,654       10.794991      to       10.914436           5,257,314
 2010                                 594,379       10.332332      to       10.415366           6,177,240
 2009                                 434,200        9.861068      to        9.910553           4,298,634
 2008                                 114,143        8.901131      to        8.919032           1,017,845
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                                  35,428        8.758795      to        8.855800             313,351
 2010                                  35,924        9.770869      to        9.849449             353,287
 2009                                  35,171        8.885138      to        8.929801             313,941
 2008                                  21,145        6.348879      to        6.361685             134,461
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                                 123,638        7.684986      to        7.770109             957,494
 2010                                 115,645        9.659874      to        9.737553           1,123,409
 2009                                 118,150        8.017227      to        8.057530             950,517
 2008                                  31,107        5.051966      to        5.062163             157,429
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                                 464,674        8.804850      to        8.902363           4,127,666
 2010                                 496,984        9.347299      to        9.422493           4,675,047
 2009                                 459,984        8.000594      to        8.040827           3,694,228
 2008                                 120,352        5.830348      to        5.842125             702,973
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                                 263,046        8.821638      to        8.919354           2,338,851
 2010                                 281,225        9.130561      to        9.204009           2,582,331
 2009                                 268,719        8.324907      to        8.366760           2,244,752
 2008                                  47,822        6.458185      to        6.458185             308,843
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                                 416,524        7.600899      to        7.685124           3,192,531
 2010                                 382,659        8.977990      to        9.050211           3,456,428
 2009                                 325,713        8.506707      to        8.549477           2,780,895
 2008                                  92,812        6.036989      to        6.049169             561,146
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                               2,657,910       11.288900      to       12.680534          32,347,937
 2010                               2,767,726       12.112726      to       13.376501          35,756,253
 2009                               2,875,850       10.428907      to       11.322903          31,645,756
 2008                               3,183,368        8.483783      to        9.055859          28,154,854
 2007                               3,122,736       12.188854      to       12.791256          39,260,565
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                               2,046,712       12.169054      to       13.645105          24,180,655
 2010                               2,302,936       11.113119      to       12.236863          27,481,149
 2009                               2,574,356        9.918307      to       10.742542          27,085,697
 2008                               2,676,791        8.232069      to        8.770359          23,089,479
 2007                               2,732,003       11.424297      to       11.971920          32,301,667

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 2011                           0.75%     to       2.70%      1.59%     to       1.89%      (4.57)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.49%     to       4.39%      11.67%     to       13.81%
 2009                           0.75%     to       2.45%      1.93%     to       2.03%      21.36%     to       23.44%
 2008                           0.75%     to       2.45%      1.88%     to       2.21%     (35.64)%    to      (34.53)%
 2007                           0.75%     to       2.45%      1.45%     to       1.68%       6.34%     to        8.17%
AMERICAN FUNDS BOND HLS FUND
 2011                           1.00%     to       1.30%      2.34%     to       2.66%       4.48%     to        4.79%
 2010                           1.00%     to       1.30%      1.85%     to       2.29%       4.78%     to        5.09%
 2009                           1.00%     to       1.30%      2.75%     to       2.84%      10.78%     to       11.12%
 2008                           1.00%     to       1.30%        --      to         --      (11.14)%    to      (10.97)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           1.00%     to       1.30%      1.10%     to       1.17%     (10.36)%    to      (10.09)%
 2010                           1.00%     to       1.30%      0.88%     to       0.96%       9.97%     to       10.30%
 2009                           1.00%     to       1.30%      1.32%     to       1.87%      39.95%     to       40.37%
 2008                           1.00%     to       1.30%        --      to         --      (36.88)%    to      (36.75)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           1.00%     to       1.30%      1.35%     to       1.36%     (20.44)%    to      (20.20)%
 2010                           1.00%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.85%
 2009                           1.00%     to       1.30%      0.07%     to       0.07%      58.70%     to       59.17%
 2008                           1.00%     to       1.30%        --      to         --      (49.92)%    to      (49.82)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           1.00%     to       1.30%        --      to         --       (5.80)%    to       (5.52)%
 2010                           1.00%     to       1.30%      0.46%     to       0.49%      16.83%     to       17.18%
 2009                           1.00%     to       1.30%      0.57%     to       0.76%      37.22%     to       37.64%
 2008                           1.00%     to       1.30%      3.06%     to       3.33%     (42.13)%    to      (42.01)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           1.00%     to       1.30%        --      to         --       (3.38)%    to       (3.09)%
 2010                           1.00%     to       1.30%      1.22%     to       1.31%       9.68%     to       10.01%
 2009                           1.00%     to       1.30%      2.08%     to       3.14%      29.17%     to       29.55%
 2008                           1.00%     to       1.00%      3.35%     to       3.35%     (36.60)%    to      (36.60)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           1.00%     to       1.30%      1.67%     to       1.68%     (15.34)%    to      (15.08)%
 2010                           1.00%     to       1.30%      0.99%     to       1.01%       5.54%     to        5.86%
 2009                           1.00%     to       1.30%      1.65%     to       1.87%      40.91%     to       41.33%
 2008                           1.00%     to       1.30%        --      to         --      (39.99)%    to      (39.86)%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.75%     to       2.45%      0.18%     to       0.20%      (6.80)%    to       (5.20)%
 2010                           0.75%     to       2.45%      0.19%     to       0.30%      16.15%     to       18.14%
 2009                           0.75%     to       2.45%      0.18%     to       0.18%      22.93%     to       25.03%
 2008                           0.75%     to       2.45%      0.53%     to       0.54%     (30.40)%    to      (29.20)%
 2007                           0.75%     to       2.45%      0.35%     to       0.59%       4.14%     to        5.93%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.75%     to       2.65%      2.63%     to       2.77%      (2.43)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.76%     to       2.88%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.35%     to       3.54%      20.48%     to       22.49%
 2008                           0.75%     to       2.40%      3.99%     to       4.98%     (27.94)%    to      (26.74)%
 2007                           0.75%     to       2.40%      2.97%     to       3.74%       0.72%     to        2.39%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               7,900,693      $14.436308      to      $15.272632        $108,855,860
 2010                               8,019,438       13.934296      to       15.024215         107,274,827
 2009                               8,195,534       11.513108      to       12.499915          98,972,987
 2008                               7,705,668        8.784491      to        9.376827          70,319,240
 2007                               6,583,762       10.916673      to       11.456197          73,924,940
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                              18,828,618        9.929407      to       12.520793         178,962,117
 2010                              21,973,511       10.651834      to       13.689483         225,249,511
 2009                              24,837,088        8.418646      to        9.140477         219,846,736
 2008                              27,491,340        7.256097      to        7.745474         207,500,611
 2007                              25,948,171       11.696028      to       12.274113         312,170,845
LORD ABBETT CLASSIC STOCK
 FUND
 2011                               1,434,322       11.492642      to       12.297444          15,747,984
 2010                               1,616,601       12.606524      to       13.748208          19,600,652
 2009                               1,718,223       10.281352      to       11.130070          18,514,078
 2008                               1,671,415        8.395121      to        8.935018          14,567,588
 2007                               1,232,783       12.520156      to       13.100410          15,872,902
MFS CORE EQUITY SERIES
 2011                                 566,851        1.079719      to       14.707254           4,143,778
 2010                                 682,828        1.105123      to       15.258011           5,066,496
 2009                                 793,407        0.955152      to        5.590037           5,028,237
 2008                                 852,278        0.730666      to        4.332204           4,130,327
 2007                               1,150,085        1.216627      to        7.308216           9,089,774
MFS GROWTH SERIES
 2011                                 751,074        1.282234      to       14.669322           4,926,661
 2010                               1,000,392        1.303253      to       15.142882           6,680,159
 2009                               1,270,903        1.144725      to       13.538101           7,454,968
 2008                               1,400,369        0.842336      to        3.905447           6,098,270
 2007                               1,646,951        1.363595      to        6.405207          11,452,704
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                                 479,398        8.779192      to       14.751351           3,400,526
 2010                                 633,464        1.104582      to       15.060721           4,534,624
 2009                                 748,874        0.994908      to        5.843542           4,815,176
 2008                                 799,191        0.722254      to        4.297575           3,757,568
 2007                               1,028,826        1.159127      to        6.987543           7,760,220
MFS INVESTORS TRUST SERIES
 2011                               1,080,000        1.166272      to       12.935045           9,592,378
 2010                               1,431,435        1.207884      to       13.606091          13,237,500
 2009                               1,814,353        1.101446      to       12.628415          15,276,181
 2008                               1,920,445        0.879327      to        6.579279          13,040,319
 2007                               2,233,510        1.331219      to       10.091082          23,135,876
MFS TOTAL RETURN SERIES
 2011                               7,537,602       10.251134      to       12.478151          99,974,897
 2010                               9,786,447       10.192680      to       12.615530         130,556,574
 2009                              11,496,307        9.390499      to       11.833482         143,248,335
 2008                              13,123,185        8.056854      to       10.566125         141,766,199
 2007                              15,726,161        1.329842      to       13.927118         222,243,935

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.75%     to       2.65%      5.40%     to       6.43%       1.65%     to        3.60%
 2010                           0.75%     to       2.65%      5.89%     to      14.18%       9.38%     to       11.48%
 2009                           0.75%     to       2.45%      6.82%     to       7.04%      31.06%     to       33.31%
 2008                           0.75%     to       2.45%      4.95%     to       6.70%     (19.53)%    to      (18.15)%
 2007                           0.75%     to       2.45%      5.79%     to       7.70%       3.62%     to        5.39%
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.65%      0.69%     to       0.92%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.65%      0.51%     to       0.54%      14.34%     to       16.54%
 2009                           0.75%     to       2.45%      1.01%     to       1.04%      16.02%     to       18.01%
 2008                           0.75%     to       2.45%      0.54%     to       1.65%     (37.96)%    to      (36.90)%
 2007                           0.75%     to       2.45%      1.18%     to       1.73%       0.94%     to        2.67%
LORD ABBETT CLASSIC STOCK
 FUND
 2011                           0.75%     to       2.65%      0.65%     to       0.79%     (10.55)%    to       (8.84)%
 2010                           0.75%     to       2.65%      0.40%     to       0.42%      11.13%     to       13.27%
 2009                           0.75%     to       2.45%      0.76%     to       0.76%      22.47%     to       24.57%
 2008                           0.75%     to       2.45%      0.91%     to       0.91%     (32.95)%    to      (31.80)%
 2007                           0.75%     to       2.45%      0.70%     to       2.94%       8.00%     to        9.85%
MFS CORE EQUITY SERIES
 2011                           1.30%     to       2.65%      1.43%     to       1.43%      (3.61)%    to       (2.30)%
 2010                           1.30%     to       2.65%      1.08%     to       1.26%      14.15%     to       15.70%
 2009                           1.30%     to       2.60%      1.66%     to       1.82%      29.03%     to       30.72%
 2008                           1.30%     to       2.60%      0.76%     to       1.35%     (40.72)%    to      (39.94)%
 2007                           1.30%     to       2.60%      0.34%     to       0.34%       8.30%     to        9.71%
MFS GROWTH SERIES
 2011                           1.30%     to       2.85%      0.06%     to       0.20%      (3.13)%    to       (1.61)%
 2010                           1.30%     to       2.85%      0.11%     to       0.11%      12.10%     to       13.85%
 2009                           1.30%     to       2.65%      0.13%     to       0.13%      34.08%     to       35.90%
 2008                           1.30%     to       2.60%      0.25%     to       0.51%     (39.03)%    to      (38.23)%
 2007                           1.30%     to       2.60%        --      to         --       18.06%     to       19.61%
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                           1.40%     to       2.65%      0.58%     to       0.59%      (2.05)%    to       (0.82)%
 2010                           1.30%     to       2.65%      0.44%     to       0.48%       9.54%     to       11.02%
 2009                           1.30%     to       2.60%      0.82%     to       0.91%      35.97%     to       37.75%
 2008                           1.30%     to       2.60%      0.58%     to       0.68%     (38.50)%    to      (37.69)%
 2007                           1.30%     to       2.60%      0.32%     to       0.33%       8.50%     to        9.92%
MFS INVESTORS TRUST SERIES
 2011                           1.30%     to       2.85%      0.92%     to       0.95%      (4.93)%    to       (3.45)%
 2010                           1.30%     to       2.85%      1.17%     to       2.01%       7.98%     to        9.66%
 2009                           1.30%     to       2.65%      0.85%     to       0.85%      23.58%     to       25.26%
 2008                           1.30%     to       2.60%      0.85%     to       0.87%     (34.80)%    to      (33.95)%
 2007                           1.30%     to       2.60%      0.81%     to       0.83%       7.48%     to        8.88%
MFS TOTAL RETURN SERIES
 2011                           1.00%     to       2.85%      2.03%     to       2.89%      (1.09)%    to        0.57%
 2010                           1.00%     to       2.85%      0.87%     to       2.37%       6.84%     to        8.54%
 2009                           1.00%     to       2.65%      0.67%     to       0.67%      14.94%     to       16.55%
 2008                           1.00%     to       2.60%      3.16%     to       3.16%     (24.13)%    to      (21.52)%
 2007                           1.30%     to       2.60%      2.48%     to       2.56%       1.54%     to        2.87%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES
 2011                                 186,833       $9.482867      to       $9.592508          $1,790,259
 2010                                 199,212        9.652061      to        9.734391           1,937,541
 2009                                 156,967        8.792133      to        8.840590           1,386,663
 2008                                  48,177        7.274058      to        7.292241             351,222
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND+
 2011                               3,005,025        9.582239      to       13.035227          35,086,755
 2010                               1,098,809       13.561609      to       15.448544          16,257,193
 2009                               1,384,707       13.021034      to       13.997917          18,766,528
 2008                               1,508,944       10.910358      to       11.600634          17,047,076
 2007                               1,808,654       14.482570      to       15.230246          26,951,375
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2011                               5,329,815        1.311877      to       11.731281          74,587,511
 2010                               6,608,219        1.257984      to       11.425114          90,315,261
 2009                               8,044,608        1.189467      to       10.971449         102,261,610
 2008                               8,220,919        1.099033      to       11.834817          97,262,806
 2007                              10,040,066        1.239946      to       13.527056         134,311,663
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                                 378,696        2.203209      to       14.952414           9,125,440
 2010                                 478,021        2.085371      to       14.373716          11,054,962
 2009                                 477,715        1.925064      to       13.505418          10,400,827
 2008                                 447,199        1.497766      to       18.314140           7,736,813
 2007                                 589,272        1.784655      to       22.107798          11,425,962
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                               4,189,707       16.001148      to       16.218618          65,587,960
 2010                               5,344,871       19.717369      to       20.405019         103,993,825
 2009                               5,603,593       16.701612      to       17.639096          93,242,322
 2008                               4,960,841        9.891401      to       12.424182          49,596,157
 2007                               5,060,481       23.038258      to       29.399461         119,950,934
UIF MID CAP GROWTH PORTFOLIO
 2011                               2,660,370       15.532996      to       18.342565          39,343,495
 2010                               2,974,648       15.267108      to       16.859568          47,977,577
 2009                               3,066,116       11.828510      to       12.842311          37,878,691
 2008                               3,054,180        7.702651      to        8.222129          24,332,503
 2007                               2,294,628       14.842715      to       15.576117          34,925,683
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                               3,187,933       13.711234      to       16.656920          48,137,707
 2010                               4,039,345       13.701193      to       16.981931          62,189,918
 2009                               4,624,459       11.298285      to       14.293727          59,266,040
 2008                               5,413,077        8.180000      to       11.484152          50,768,227
 2007                               6,213,892       14.068913      to       20.076072         102,575,263
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2011                               4,787,780        1.268623      to       18.624942          63,450,167
 2010                               5,815,746        1.363789      to       20.466135          83,196,118
 2009                               7,465,954        1.084382      to       16.538207          80,121,372
 2008                               9,123,143        0.639343      to        3.791872          56,371,124
 2007                              11,409,682        1.333634      to        8.036551         147,794,399

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS VALUE SERIES
 2011                           1.00%     to       1.30%      1.24%     to       1.26%      (1.75)%    to       (1.46)%
 2010                           1.00%     to       1.30%      1.24%     to       1.27%       9.78%     to       10.11%
 2009                           1.00%     to       1.30%      0.74%     to       1.03%      20.87%     to       21.23%
 2008                           1.00%     to       1.30%        --      to         --      (30.93)%    to      (30.80)%
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND+
 2011                           1.30%     to       2.65%      0.28%     to       1.65%      (4.18)%    to       (3.88)%
 2010                           1.50%     to       2.65%      2.10%     to       2.12%       9.10%     to       10.36%
 2009                           1.50%     to       2.60%      2.72%     to       2.88%      19.35%     to       20.67%
 2008                           1.50%     to       2.60%      2.34%     to       2.38%     (24.67)%    to      (23.83)%
 2007                           1.50%     to       2.60%      1.79%     to       1.82%       0.71%     to        1.82%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2011                           1.30%     to       2.85%      3.05%     to       3.84%       2.68%     to        4.28%
 2010                           1.30%     to       2.85%      1.63%     to       4.38%       4.14%     to        5.76%
 2009                           1.30%     to       2.85%      8.48%     to       8.48%       6.56%     to        8.23%
 2008                           1.30%     to       2.60%      4.67%     to       4.91%     (12.51)%    to      (11.36)%
 2007                           1.30%     to       2.60%      3.61%     to       4.09%       2.75%     to        4.09%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2011                           1.30%     to       2.85%      3.54%     to       3.71%       4.03%     to        5.65%
 2010                           1.30%     to       2.85%      4.02%     to       4.26%       6.66%     to        8.33%
 2009                           1.30%     to       2.65%      8.59%     to       8.59%      26.81%     to       28.53%
 2008                           1.30%     to       2.60%      2.35%     to       7.37%     (17.16)%    to      (16.08)%
 2007                           1.30%     to       2.60%      7.16%     to       7.16%       3.80%     to        5.16%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2011                           0.75%     to       2.85%      0.32%     to       0.37%     (20.52)%    to      (18.85)%
 2010                           0.75%     to       2.85%      0.60%     to       0.72%      15.68%     to       18.06%
 2009                           0.75%     to       2.85%        --      to         --       65.08%     to       68.85%
 2008                           0.75%     to       2.60%        --      to         --      (57.74)%    to      (57.07)%
 2007                           0.75%     to       2.60%      0.35%     to       0.44%      36.85%     to       39.41%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.75%     to       2.65%      0.24%     to       0.29%      (9.60)%    to       (7.87)%
 2010                           0.75%     to       2.45%        --      to         --       29.07%     to       31.28%
 2009                           0.75%     to       2.45%        --      to         --       53.56%     to       56.19%
 2008                           0.75%     to       2.45%      0.72%     to       0.72%     (48.11)%    to      (47.21)%
 2007                           0.75%     to       2.45%        --      to         --       19.65%     to       21.70%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.75%     to       2.85%      0.50%     to       0.60%      (1.91)%    to        0.07%
 2010                           0.75%     to       2.85%      0.84%     to       0.88%      18.81%     to       21.27%
 2009                           0.75%     to       2.85%      1.15%     to       1.15%      35.30%     to       38.12%
 2008                           0.75%     to       2.60%      0.78%     to       0.88%     (42.80)%    to      (41.86)%
 2007                           0.75%     to       2.60%      0.60%     to       0.67%       5.08%     to        6.94%
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2011                           1.30%     to       2.85%        --      to         --       (8.61)%    to       (6.98)%
 2010                           1.30%     to       2.65%      0.05%     to       0.05%      23.75%     to       25.77%
 2009                           1.30%     to       2.65%      0.12%     to       0.12%      66.95%     to       69.61%
 2008                           1.30%     to       2.60%      0.07%     to       0.41%     (52.82)%    to      (52.06)%
 2007                           1.30%     to       2.60%        --      to         --       19.35%     to       21.20%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MULTI CAP
 GROWTH PORTFOLIO+
 2011                               1,734,225       $1.453005      to      $17.936873         $12,374,503
 2010                               2,251,446        1.594314      to       20.130957          17,135,290
 2009                               2,694,369        1.271828      to       16.313656          16,238,640
 2008                               3,053,676        0.758844      to        2.531990          11,056,319
 2007                               3,665,972        1.508588      to        5.111479          26,732,697
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                               1,433,978        1.898469      to       18.653289          23,702,092
 2010                               1,732,669        2.067430      to       20.636027          31,441,654
 2009                               1,900,551        1.577208      to       15.996019          26,255,536
 2008                               2,165,665        0.995874      to        5.453858          19,151,035
 2007                               2,744,834        1.942474      to       10.806114          45,689,000
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                               1,943,820        1.419803      to       13.205469          20,576,677
 2010                               2,293,637        1.376640      to       13.039439          24,068,237
 2009                               2,713,453        1.278577      to       12.325953          26,533,687
 2008                               3,270,199        1.081452      to        8.586317          26,954,057
 2007                               4,125,814        1.397865      to       11.282737          43,574,241
MORGAN STANLEY --GROWTH
 PORTFOLIO+
 2011                               2,182,633        1.331531      to       18.025321          20,599,330
 2010                               2,752,957        1.396243      to       19.236563          27,230,830
 2009                               3,400,887        1.143469      to       16.079902          27,480,659
 2008                               4,018,352        0.697147      to        4.092333          20,036,803
 2007                               4,593,096        1.376764      to        8.205665          45,760,880
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2011                               7,612,303        1.042742      to        9.161003          76,314,588
 2010                               9,018,677        1.056265      to        9.424927          91,213,332
 2009                              12,831,064        1.069991      to        9.696455         130,170,741
 2008                              18,827,886        1.083695      to       10.165174         199,270,834
 2007                              10,606,268        1.072322      to       10.215179         114,198,329
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                               1,493,537        1.771790      to       14.461662          25,377,955
 2010                               1,888,763        1.550008      to       12.797129          27,900,835
 2009                               2,363,958        1.465801      to       12.353900          31,890,602
 2008                               2,911,361        1.253489      to        7.453289          33,660,477
 2007                               3,473,880        1.895936      to       11.449522          61,069,809
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                               4,465,349        1.504281      to       16.597517          69,235,149
 2010                               5,664,101        1.529464      to       17.190867          88,914,691
 2009                               6,933,552        1.275164      to       14.626833          90,804,259
 2008                               7,799,460        0.890452      to        8.893738          74,442,023
 2007                               9,797,917        1.504079      to       15.263891         157,291,416
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                                 688,501       13.275667      to       16.208523           8,830,654
 2010                                 863,993       14.762932      to       18.269444          12,344,509
 2009                               1,007,471       11.841244      to       14.885238          11,564,649
 2008                               1,173,856        7.779124      to        8.196631           9,371,929
 2007                               1,221,869       13.404473      to       13.969089          16,715,855

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY -- MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.30%     to       2.85%        --      to         --      (10.53)%    to       (8.86)%
 2010                           1.30%     to       2.65%        --      to         --       23.40%     to       25.36%
 2009                           1.30%     to       2.65%        --      to         --       64.86%     to       67.60%
 2008                           1.30%     to       2.60%        --      to         --      (50.47)%    to      (49.70)%
 2007                           1.30%     to       2.60%        --      to         --       16.03%     to       17.78%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                           1.30%     to       2.65%      0.15%     to       0.35%      (9.61)%    to       (8.17)%
 2010                           1.30%     to       2.65%      0.14%     to       0.14%      29.01%     to       31.08%
 2009                           1.30%     to       2.65%        --      to         --       55.85%     to       58.37%
 2008                           1.30%     to       2.60%      0.48%     to       0.73%     (49.53)%    to      (48.73)%
 2007                           1.30%     to       2.60%      0.15%     to       0.41%      19.50%     to       21.35%
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.30%     to       2.85%      6.13%     to       6.38%       1.27%     to        3.14%
 2010                           1.30%     to       2.85%      5.91%     to       6.22%       5.79%     to        7.67%
 2009                           1.30%     to       2.85%      7.29%     to       7.29%      16.10%     to       18.23%
 2008                           1.30%     to       2.60%      2.15%     to       2.50%     (23.90)%    to      (22.64)%
 2007                           1.30%     to       2.60%      5.92%     to       6.13%       0.98%     to        2.55%
MORGAN STANLEY --GROWTH
 PORTFOLIO+
 2011                           1.30%     to       2.85%        --      to         --       (6.30)%    to       (4.63)%
 2010                           1.30%     to       2.85%        --      to         --       19.89%     to       22.11%
 2009                           1.30%     to       2.65%        --      to         --       61.35%     to       64.02%
 2008                           1.30%     to       2.60%      0.35%     to       0.35%     (50.13)%    to      (49.36)%
 2007                           1.30%     to       2.60%        --      to         --       18.46%     to       20.35%
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2011                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2010                           1.30%     to       2.85%      0.01%     to       0.01%      (2.80)%    to       (1.28)%
 2009                           1.30%     to       2.85%      0.01%     to       0.02%      (2.80)%    to       (1.27)%
 2008                           1.30%     to       2.60%      1.66%     to       2.31%      (0.49)%    to        1.06%
 2007                           1.30%     to       2.60%      4.52%     to       4.84%       1.98%     to        3.58%
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2011                           1.30%     to       2.65%      2.57%     to       2.67%      12.53%     to       14.31%
 2010                           1.30%     to       2.85%      2.39%     to       2.39%       3.82%     to        5.75%
 2009                           1.30%     to       2.65%      3.22%     to       3.49%      15.09%     to       16.94%
 2008                           1.30%     to       2.60%      0.53%     to       0.65%     (34.90)%    to      (33.89)%
 2007                           1.30%     to       2.60%      1.58%     to       1.77%      16.52%     to       18.31%
INVESCO V.I. SELECT
 DIMENSIONS EQUALLY WEIGHTED
 S&P 500 FUND
 2011                           1.30%     to       2.85%      1.46%     to       1.68%      (3.45)%    to       (1.65)%
 2010                           1.30%     to       2.85%      1.20%     to       1.53%      17.79%     to       19.94%
 2009                           1.30%     to       2.65%      2.57%     to       2.57%      41.01%     to       43.20%
 2008                           1.30%     to       2.60%      1.81%     to       2.06%     (41.73)%    to      (40.80)%
 2007                           1.30%     to       2.60%      1.20%     to       1.50%      (1.36)%    to        0.16%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2011                           1.50%     to       2.85%      4.13%     to       4.19%     (11.28)%    to      (10.07)%
 2010                           1.50%     to       2.85%        --      to         --       23.00%     to       24.67%
 2009                           1.50%     to       2.65%        --      to         --       42.82%     to       44.47%
 2008                           1.50%     to       2.60%        --      to         --      (41.97)%    to      (41.32)%
 2007                           1.50%     to       2.60%        --      to         --        0.32%     to        1.43%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                                 910,607      $15.420912      to      $20.927961         $17,926,006
 2010                               1,205,519       14.610833      to       19.481149          22,314,361
 2009                               1,378,131       13.155359      to       17.339968          23,030,228
 2008                               1,621,488       12.777273      to       13.585555          21,349,559
 2007                               2,074,434       18.455152      to       19.407659          39,234,127
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 2011                                 979,561        9.978975      to       16.213177           9,248,078
 2010                                 721,840        9.028582      to        9.970725           6,894,551
 2009                                 500,608        7.276105      to        7.900012           3,801,226
 2008                                 510,504        5.637671      to        6.018009           2,974,979
 2007                                 503,937       11.376060      to       11.938399           5,873,457
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                               8,130,277       10.481103      to       14.684394          80,876,826
 2010                               9,667,613       10.707143      to       15.312529          98,808,547
 2009                              10,701,631        9.884059      to       14.406614         101,721,237
 2008                              11,788,382        6.471717      to        6.908280          78,911,395
 2007                               9,015,053       12.205811      to       12.809096         112,749,324
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                              19,867,832       12.074238      to       14.501290         228,529,623
 2010                              23,398,224        9.211209      to       13.299088         298,144,583
 2009                              26,155,376        8.158560      to       11.580745         292,152,092
 2008                              29,000,564        5.999599      to        8.372758         235,923,743
 2007                              27,319,840       10.304583      to       14.137670         377,845,576
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                               1,234,565       10.865981      to       14.174802          12,287,835
 2010                               1,427,564        9.944645      to       10.982330          14,468,416
 2009                               1,514,848        8.798832      to        9.553191          13,560,120
 2008                               1,638,151        7.044732      to        7.519888          11,840,177
 2007                               1,651,874       11.763316      to       12.344736          19,918,293
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                              10,477,828       12.088944      to       16.394229         119,914,224
 2010                              12,237,652       12.477264      to       17.245498         145,440,201
 2009                              14,100,105        9.409166      to       10.215848         138,251,523
 2008                              15,638,957        7.044132      to        7.519269         113,798,946
 2007                              15,091,717       11.644211      to       12.219796         179,965,218
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                               4,527,898       16.334348      to       21.468467          83,588,565
 2010                               5,057,565       17.321812      to       22.337761          98,425,382
 2009                               5,535,328       15.786484      to       19.974918          97,855,101
 2008                               4,302,078        9.394683      to       12.954271          50,664,698
 2007                               3,970,822       13.916279      to       18.865269          69,232,678
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                                 814,633       10.510319      to       38.438002          17,979,747
 2010                                 794,973       10.811021      to       38.890290          18,270,371
 2009                                 771,721        9.655170      to       34.164535          15,984,893
 2008                                 769,024        7.314486      to       25.458789          12,091,148
 2007                                 739,114       11.236730      to       38.469378          18,176,611

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2011                           1.50%     to       2.85%      3.28%     to       3.68%       5.99%     to        7.43%
 2010                           1.50%     to       2.65%      0.57%     to       0.62%      11.06%     to       12.35%
 2009                           1.50%     to       2.65%      7.91%     to      13.19%      26.18%     to       27.64%
 2008                           1.50%     to       2.60%      1.83%     to       1.83%     (30.77)%    to      (30.00)%
 2007                           1.50%     to       2.60%        --      to         --        6.97%     to        8.15%
OPPENHEIMER SMALL- & MID-CAP
 GROWTH FUND/VA
 2011                           0.75%     to       2.65%        --      to         --       (1.80)%    to        0.08%
 2010                           0.75%     to       2.45%        --      to         --       24.09%     to       26.21%
 2009                           0.75%     to       2.45%        --      to         --       29.06%     to       31.27%
 2008                           0.75%     to       2.45%        --      to         --      (50.44)%    to      (49.59)%
 2007                           0.75%     to       2.45%        --      to         --        3.47%     to        5.25%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           0.75%     to       2.70%        --      to       0.11%      (4.00)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.65%      0.01%     to       0.01%      40.39%     to       43.08%
 2008                           0.75%     to       2.45%        --      to         --      (46.98)%    to      (46.07)%
 2007                           0.75%     to       2.45%      0.01%     to       0.01%      11.11%     to       13.01%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2011                           0.75%     to       2.65%      0.24%     to       1.10%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.21%     to       1.23%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.67%     to       1.98%      35.99%     to       38.32%
 2008                           0.75%     to       2.45%      1.18%     to       1.30%     (41.78)%    to      (40.78)%
 2007                           0.75%     to       2.45%      0.85%     to       0.85%      (1.60)%    to        5.29%
OPPENHEIMER MAIN STREET
 FUND/VA
 2011                           0.75%     to       2.70%        --      to       0.59%      (2.97)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.94%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.48%     to       1.60%      24.90%     to       27.04%
 2008                           0.75%     to       2.45%      1.22%     to       1.31%     (40.11)%    to      (39.08)%
 2007                           0.75%     to       2.45%      0.63%     to       1.05%       1.63%     to        3.37%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA+
 2011                           0.75%     to       2.65%      0.21%     to       0.40%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.27%     to       0.43%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.63%     to       0.65%      33.58%     to       35.86%
 2008                           0.75%     to       2.45%      0.28%     to       0.29%     (39.51)%    to      (38.47)%
 2007                           0.75%     to       2.45%      0.14%     to       0.22%      (3.78)%    to       (2.13)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2011                           0.75%     to       2.65%      8.69%     to       9.93%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.65%     14.31%     to      14.46%       9.73%     to       11.83%
 2009                           0.75%     to       2.65%      7.42%     to       7.42%      51.30%     to       54.20%
 2008                           0.75%     to       2.45%      6.02%     to       6.04%     (32.49)%    to      (31.33)%
 2007                           0.75%     to       2.45%      2.78%     to       3.32%       1.61%     to        3.35%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2011                           0.75%     to       2.40%      4.27%     to       4.56%      (2.78)%    to       (1.16)%
 2010                           0.75%     to       2.40%      5.86%     to       5.93%      11.97%     to       13.83%
 2009                           0.75%     to       2.40%      5.48%     to       6.10%      32.00%     to       34.20%
 2008                           0.75%     to       2.40%      3.74%     to       3.81%     (34.91)%    to      (33.82)%
 2007                           0.75%     to       2.40%      0.45%     to       0.50%       0.50%     to        2.17%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                                 257,648      $13.405438      to      $46.910392          $6,198,988
 2010                                 295,403        9.438735      to       49.564167           7,289,265
 2009                                 317,953        8.452551      to       43.659846           7,131,149
 2008                                 342,881        6.669551      to       33.886310           6,098,884
 2007                                 386,630       11.144502      to       55.693138          11,278,271
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                                 181,095        5.558518      to        5.965758           1,053,346
 2010                                 167,146        6.603881      to        6.971452           1,146,034
 2009                                 129,590        6.314339      to        6.556827             845,460
 2008                                 171,890        5.125422      to        5.235104             893,205
 2007                                  24,414        9.734619      to        9.771491             238,086
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                               7,448,790       11.239143      to       16.521763          87,303,926
 2010                               7,737,328       13.894466      to       20.039777         110,995,122
 2009                               8,593,375        6.831196      to       18.350770         113,229,350
 2008                               9,887,218        5.617009      to       14.834573         105,952,813
 2007                               9,299,305       10.270794      to       26.666709         180,267,366
PUTNAM VT INVESTORS FUND
 2011                               7,542,511        9.248869      to       14.017306          60,461,498
 2010                               8,676,140        9.314562      to       14.387846          70,497,582
 2009                               9,150,895        5.489267      to        8.237992          65,855,439
 2008                              10,139,144        4.299982      to        6.344414          56,444,818
 2007                               5,023,756        7.289828      to       10.573923          46,846,234
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                 198,720       11.438389      to       11.695236           2,300,503
 2010                                 260,992       12.343941      to       12.414350           3,230,816
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                               3,287,299       15.604936      to       21.779803          65,118,244
 2010                               3,904,706       16.819413      to       23.032476          82,547,963
 2009                               4,507,823       14.612504      to       18.419681          76,858,612
 2008                               4,929,428       11.385034      to       14.109315          64,889,487
 2007                               5,600,836       19.242065      to       23.443202         123,531,353
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                               1,179,780        9.482857      to       11.385479          12,703,712
 2010                               1,212,780        9.451568      to       11.162153          12,867,236
 2009                               1,344,784        8.735376      to       10.147627          13,042,547
 2008                               1,592,157        7.104520      to        8.138466          12,476,523
 2007                               2,142,231       12.282903      to       13.832698          28,644,569
PUTNAM VT VOYAGER FUND
 2011                                 804,490       15.772876      to       57.958951          14,282,236
 2010                                 693,613        7.881191      to       71.082910          13,120,746
 2009                                 921,575        6.682609      to       59.287204          15,116,801
 2008                                 226,563        4.176328      to       36.445963           1,819,489
 2007                                 207,480        6.780291      to       58.316205           3,018,074
PUTNAM VT EQUITY INCOME FUND
 2011                               1,437,184       14.174572      to       14.940621          21,131,608
 2010                               1,334,269       14.252552      to       14.769377          19,513,195
 2009                               1,421,056       12.970674      to       13.214639          18,682,940

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 2011                           0.75%     to       2.65%        --      to       1.30%      (7.14)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.53%     to       1.71%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.69%     to       2.70%      26.73%     to       28.84%
 2008                           0.75%     to       2.40%      2.16%     to       2.31%     (40.15)%    to      (39.16)%
 2007                           0.75%     to       2.40%      1.11%     to       1.12%      (8.27)%    to       (6.74)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2011                           0.75%     to       2.40%      2.60%     to       2.77%     (15.83)%    to      (14.43)%
 2010                           0.75%     to       2.40%      3.16%     to       3.36%       4.59%     to        6.32%
 2009                           0.75%     to       2.40%        --      to         --       23.20%     to       25.25%
 2008                           0.75%     to       2.40%      0.39%     to       1.98%     (47.30)%    to      (46.43)%
 2007                           0.75%     to       2.10%        --      to         --       (1.24)%    to       (1.06)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2011                           0.75%     to       2.65%      0.82%     to       3.37%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.55%     to       3.55%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
 2008                           0.75%     to       2.45%      2.12%     to       2.16%     (45.31)%    to      (44.37)%
 2007                           0.75%     to       2.45%      2.18%     to       2.18%      (1.78)%    to        7.56%
PUTNAM VT INVESTORS FUND
 2011                           0.75%     to       2.65%      1.05%     to       1.13%      (2.58)%    to       (0.71)%
 2010                           0.75%     to       2.65%      1.18%     to       1.18%      10.94%     to       13.07%
 2009                           0.75%     to       2.45%      1.13%     to       1.20%      27.66%     to       29.85%
 2008                           0.75%     to       2.45%      0.25%     to       0.26%     (41.01)%    to      (40.00)%
 2007                           0.75%     to       2.45%      0.30%     to       0.30%      (7.46)%    to       (5.88)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                           0.75%     to       2.40%      0.18%     to       0.27%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%
PUTNAM VT SMALL CAP VALUE
 FUND
 2011                           0.75%     to       2.65%      0.05%     to       0.51%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.31%     to       0.31%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.74%      28.35%     to       30.55%
 2008                           0.75%     to       2.45%      1.45%     to       1.53%     (40.83)%    to      (39.82)%
 2007                           0.75%     to       2.45%      0.53%     to       0.57%     (14.83)%    to      (13.37)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2011                           0.75%     to       2.40%      1.92%     to       2.22%       0.33%     to        2.00%
 2010                           0.75%     to       2.40%      5.23%     to       5.40%       8.20%     to       10.00%
 2009                           0.75%     to       2.40%      4.72%     to       4.73%      22.65%     to       24.69%
 2008                           0.75%     to       2.45%      4.60%     to       4.73%     (42.16)%    to      (41.17)%
 2007                           0.75%     to       2.45%      2.56%     to       2.56%      (1.49)%    to        0.20%
PUTNAM VT VOYAGER FUND
 2011                           0.75%     to       2.65%        --      to         --      (20.00)%    to      (18.46)%
 2010                           0.75%     to       2.40%      1.39%     to       2.13%      17.94%     to       19.90%
 2009                           0.75%     to       2.40%      0.19%     to       0.60%      60.01%     to       62.67%
 2008                           0.75%     to       2.40%        --      to         --      (38.53)%    to      (37.50)%
 2007                           0.75%     to       2.45%        --      to         --        2.97%     to        4.73%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.75%     to       2.45%      1.79%     to       1.85%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      1.91%     to       1.94%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      0.64%     to       1.26%      24.37%     to       26.50%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                               8,717,723      $12.932663      to      $15.382082        $121,436,201
 2010                              10,710,522       13.614525      to       15.856481         154,280,703
 2009                              12,333,225       12.513242      to       14.239834         161,626,313
 2008                              13,820,586       10.728106      to       11.559974         147,744,852
 2007                              15,234,116       16.242615      to       17.180850         240,711,845
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                               8,984,347       14.015328      to       14.891253         126,778,055
 2010                              11,020,611       14.731114      to       15.326425         161,257,732
 2009                              12,824,953       13.100744      to       13.346950         164,780,850
 2008                              14,520,893        9.718718      to       10.472431         147,711,160
 2007                              16,969,346       15.537611      to       16.435250         273,208,506
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                                 169,552       13.632928      to       17.097515           2,221,125
 2010                                 236,942       14.783671      to       18.792773           3,387,163
 2009                                 253,532       12.551405      to       16.207270           3,074,274
 2008                                 241,772        7.233687      to        7.691740           1,802,676
 2007                                 292,213       14.590661      to       15.344436           4,371,628
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                                  85,540       12.755802      to       17.019083           1,055,175
 2010                                 120,876       14.285671      to       19.319354           1,680,707
 2009                                 125,103       10.695487      to       11.393961           1,381,435
 2008                                  76,772        7.019577      to        7.396327             551,742
 2007                                  97,948       13.551542      to       14.122344           1,356,606
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                 271,996        1.202759      to        1.336704             339,049
 2010                                 421,953        1.156949      to        1.269817             502,405
 2009                                 463,635        1.046026      to        1.133830             496,496
 2008                                 470,948        0.928005      to        0.993419             445,204
 2007                                 480,911        1.340980      to        1.417654             652,903
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                               1,871,552        1.437219      to        1.597306           2,830,856
 2010                               1,428,159        1.359018      to        1.491631           2,025,101
 2009                               1,301,798        1.300294      to        1.409455           1,750,930
 2008                               1,405,812        1.188977      to        1.272794           1,710,175
 2007                                 638,429        1.189547      to        1.257584             775,761
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                               1,320,456        1.024177      to        1.138271           1,465,444
 2010                               1,566,453        1.072157      to        1.176790           1,796,144
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                                  15,548       10.318134      to       10.508483             161,247
 2010                                  15,382       12.145438      to       12.205915             187,004
 2009                                 207,931        0.945390      to        1.016688             198,771
 2008                                 217,687        0.856985      to        0.912908             188,357
 2007                                 151,635        1.546543      to        1.631868             236,883

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.75%     to       2.85%      0.94%     to       1.01%      (5.01)%    to       (2.99)%
 2010                           0.75%     to       2.85%      0.10%     to       0.10%       9.04%     to       11.35%
 2009                           0.75%     to       2.65%      3.64%     to       4.11%      20.87%     to       23.18%
 2008                           0.75%     to       2.60%      1.74%     to       1.96%     (33.95)%    to      (32.72)%
 2007                           0.75%     to       2.60%      1.05%     to       1.38%      (0.11)%    to        1.76%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           0.75%     to       2.85%      0.66%     to       1.38%      (4.86)%    to       (2.84)%
 2010                           0.75%     to       2.85%      0.02%     to       0.14%      12.45%     to       14.83%
 2009                           0.75%     to       2.85%      3.90%     to       4.32%      24.80%     to       27.45%
 2008                           0.75%     to       2.60%      2.25%     to       2.39%     (37.45)%    to      (36.28)%
 2007                           0.75%     to       2.60%      1.36%     to       1.59%      (4.84)%    to       (3.06)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND
 2011                           1.50%     to       2.85%        --      to         --       (9.02)%    to       (7.78)%
 2010                           1.50%     to       2.85%        --      to         --       16.21%     to       17.79%
 2009                           1.50%     to       2.65%        --      to         --       61.32%     to       63.18%
 2008                           1.50%     to       2.60%      0.21%     to       0.22%     (50.42)%    to      (49.87)%
 2007                           1.50%     to       2.60%        --      to         --       13.65%     to       14.91%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2011                           1.50%     to       2.85%        --      to         --      (11.91)%    to      (10.71)%
 2010                           1.50%     to       2.85%        --      to         --       23.70%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
 2008                           1.50%     to       2.60%        --      to         --      (48.20)%    to      (47.63)%
 2007                           1.50%     to       2.60%        --      to         --       14.58%     to       15.85%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.15%     to       2.40%      2.69%     to       2.86%       3.96%     to        5.27%
 2010                           1.15%     to       2.40%      1.78%     to       1.93%      10.60%     to       11.99%
 2009                           1.15%     to       2.40%      2.05%     to       2.05%      12.72%     to       14.13%
 2008                           1.15%     to       2.40%      2.35%     to       2.45%     (30.80)%    to      (29.93)%
 2007                           1.15%     to       2.40%      2.20%     to       2.42%       5.05%     to        6.37%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.15%     to       2.40%      2.66%     to       2.95%       5.75%     to        7.08%
 2010                           1.15%     to       2.40%      3.38%     to       3.42%       4.52%     to        5.83%
 2009                           1.15%     to       2.40%      4.48%     to       4.52%       9.36%     to       10.74%
 2008                           1.15%     to       2.40%      4.84%     to       4.84%      (0.05)%    to        1.21%
 2007                           1.15%     to       2.40%      4.57%     to       4.58%       3.68%     to        4.98%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.15%     to       2.40%      0.43%     to       0.53%      (4.48)%    to       (3.27)%
 2010                           1.15%     to       2.40%      0.93%     to       0.93%      11.13%     to       12.53%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.15%     to       2.35%      0.11%     to       0.28%     (14.93)%    to      (13.91)%
 2010                           1.15%     to       2.10%        --      to         --       21.45%     to       22.06%
 2009                           1.15%     to       2.10%      3.05%     to       3.08%      10.32%     to       11.37%
 2008                           1.15%     to       2.10%      1.93%     to       2.22%     (44.59)%    to      (44.06)%
 2007                           1.15%     to       2.10%      0.01%     to       0.01%      10.33%     to       11.38%

SEPARATE ACCOUNT THREE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
2011                                1,389,107       $1.485504      to       $1.651001          $2,231,738
2010                                1,790,626        1.594913      to        1.750561           3,017,564
2009                                2,035,835        1.288635      to        1.396830           2,747,018
2008                                2,283,504        0.864682      to        0.925656           2,053,908
2007                                2,101,324        1.512039      to        1.598511           3,271,085
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
2011                                   25,605       14.723461      to       15.673820             392,067
2010                                   22,486       14.723816      to       15.788306             346,965
2009                                   16,031       11.126586      to       11.782931             185,032
2008                                   24,038        8.122728      to        8.495159             200,173
2007                                   20,419       14.952864      to       15.443882             311,361
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
2011                                    7,173       11.788796      to       12.549726              87,164
2010                                    8,170       12.981936      to       13.689196             108,646
2009                                   10,342       11.306740      to       11.810054             119,236
2008                                   13,645        7.131261      to        7.458200              99,475
2007                                   18,794       13.173244      to       13.605746             252,822
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
2011                                   50,600       11.796167      to       12.557748             619,394
2010                                   40,301       13.074811      to       13.445072             529,503
2009                                   45,841       10.521380      to       10.989858             493,355
2008                                   69,024        7.325020      to        7.524753             514,286
2007                                   63,191       12.463044      to       12.707062             797,769

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
2011                            1.15%     to       2.40%        --      to         --       (6.86)%    to       (5.69)%
2010                            1.15%     to       2.40%        --      to         --       23.77%     to       25.32%
2009                            1.15%     to       2.40%        --      to         --       49.03%     to       50.90%
2008                            1.15%     to       2.40%        --      to         --      (42.81)%    to      (42.09)%
2007                            1.15%     to       2.40%        --      to         --       11.12%     to       12.51%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
2011                            1.15%     to       2.10%        --      to         --       (1.66)%    to       (0.73)%
2010                            1.15%     to       2.40%        --      to         --       32.33%     to       33.99%
2009                            1.15%     to       2.40%        --      to         --       36.98%     to       38.70%
2008                            1.15%     to       2.40%        --      to         --      (45.68)%    to      (44.99)%
2007                            1.15%     to       2.40%        --      to         --       19.43%     to       20.93%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
2011                            1.15%     to       2.10%      0.66%     to       0.67%      (9.19)%    to       (8.32)%
2010                            1.15%     to       2.10%      1.50%     to       1.50%      14.82%     to       15.91%
2009                            1.15%     to       2.10%      1.18%     to       1.21%      56.86%     to       58.35%
2008                            1.15%     to       2.40%        --      to         --      (45.87)%    to      (45.18)%
2007                            1.15%     to       2.40%      0.02%     to       0.02%      (3.05)%    to       (1.83)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
2011                            1.15%     to       2.10%        --      to       0.12%      (7.48)%    to       (6.60)%
2010                            1.15%     to       1.65%      0.76%     to       0.76%      21.73%     to       22.34%
2009                            1.15%     to       2.10%        --      to         --       44.67%     to       46.05%
2008                            1.15%     to       1.90%      1.92%     to       1.94%     (41.23)%    to      (40.78)%
2007                            1.15%     to       1.90%      0.60%     to       0.74%       4.63%     to        5.42%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub- Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub- Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various Rider charges:

       MAV/EPB Death Benefit Charge maximum of .30%  MAVPlus

       Benefit Charge maximum of .30%  Principal First

       Charge maximum of .75%  Principal First

       Preferred Charge maximum of .20%  Optional Death Benefit

       Charge maximum of .15%  Earnings Protection Benefit

       Charge maximum of .20%

    These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2011 and 2010, and for the Years Ended December 31, 2011, 2010 and 2009

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement issuance date of April 9, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it has decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford will cease selling its individual annuity products in the second quarter of 2012. In addition, The Hartford is pursuing sales or other strategic alternatives for its individual life, retirement plans and Woodbury Financial Services businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)  Resolution of the Board of Directors of Hartford Life Insurance
            Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)  Not applicable.
       (3)  (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)  (b) Form of Dealer Agreement.(3)
       (4)  (a) Form of Individual Flexible Premium Variable Annuity
                Contract.(4)
       (4)  (b) MAV / MAV Plus
       (4)  (c) Lifetime Income Foundation Rider (Single)
       (4)  (d) Lifetime Income Foundation Rider (Joint Life / Single)
       (4)  (e) Lifetime Income Builder II Rider (Single)
       (4)  (f) Lifetime Income Builder II Rider (Joint Life / Spousal)
       (4)  (g) The Hartford's Lifetime Income Builder Selects Rider (Single)
       (4) (h) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)
       (4)  (i) The Hartford's Lifetime Income Builder Portfolios Rider (Single)
       (4) (j) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)
       (5)  Form of Application.(4)
       (6)  (a) Certificates of Incorporation of Hartford.(2)
       (6)  (b) By-Laws of the Hartford.(2)
       (7)  Form of Reinsurance Agreement.(2)
       (8)  Fund Participation Agreements and Amendments
            (a) AIM Variable Insurance Funds
            (b) AllianceBernstein Variable Products Series Fund, Inc.
            (c) Fidelity Variable Insurance Products Funds
            (d) Franklin Templeton Variable Insurance Products Trust
            (e) Hartford HLS Series Fund II, Inc.
                Hartford Series Fund, Inc.
            (f) Lord Abbett Series Fund, Inc.
            (g) MFS Variable Insurance Trust
            (h) Oppenheimer Variable Account Funds
            (i) Putnam Variable Trust
            (j) Guarantee Agreement, between Hartford Fire Insurance Company and
                Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(5)
            (k) Guarantee between Hartford Life Insurance Company and ITT
                Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(5)
            (l) Guarantee Agreement, between Hartford Life Insurance Company and
                ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(5)
            (m) Guarantee Agreement, between Hartford Life Insurance Company and
                ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(5)
            (n) Capital Maintenance Agreement by and between Hartford Life
                Insurance Company and Hartford Life, Inc. dated March 12,
                2001.(5)
       (9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
       (10) Consent of Deloitte & Touche LLP.
       (11) No financial Statements are omitted.
       (12) Not applicable.
       (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-80738, filed on April 26, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 033-73570, filed on May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (2)                Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (3)           Senior Vice President
Stephen B. Harris (1)               Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (4)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Jeannie M. Iannello (5)             Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Brian P. Laubacker (6)              Vice President/Regional Sales
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
William P. Meaney (3)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland (3)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Beverly L. Rohlik (5)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (4)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 55 Farmington Avenue, Hartford, CT 06105

(4)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(5)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(6)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-176150 filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2012, there were 2,502 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                         POSITIONS AND OFFICES
NAME                                                       WITH UNDERWRITER
---------------------------------------------------------------------------------------------------------
Robert Arena                  Executive Vice President/Business Line Principal and Director
Diana Benken                  Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle            Vice President
Jared A. Collins (1)          Vice President
Christopher S. Conner (2)     AML Compliance Officer and Chief Compliance Officer
James Davey                   Director
Kathleen E. Jorens (3)        Vice President, Assistant Treasurer
Steven Kluever                Vice President
Vernon Meyer                  Senior Vice President
Robert W. Paiano (3)          Senior Vice President, Treasurer
Sharon A. Ritchey             President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                Secretary
Martin A. Swanson             Vice President/Marketing
Diane E. Tatelman             Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

------------

(1)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sarah M. Patterson
       Chief Executive Officer,                    Attorney-in-Fact
       President and Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer, President
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                    *By:   /s/ Sarah M. Patterson
                                                                     -----------------------------------
David N. Levenson, Chief Executive Officer,                          Sarah M. Patterson
 President, Chairman of the Board, Director*                         Attorney-in-Fact
Mark J. Niland, Senior Vice President, Director*                     Date: April 23, 2012

333-136543

                                 EXHIBIT INDEX

   (4)  (b)  MAV / MAV Plus
   (4)  (c)  Lifetime Income Foundation Rider (Single)
   (4)  (d)  Lifetime Income Foundation Rider (Joint Life / Single)
   (4)  (e)  Lifetime Income Builder II Rider (Single)
   (4)  (f)  Lifetime Income Builder II Rider (Joint Life / Spousal)
   (4)  (g)  The Hartford's Lifetime Income Builder Selects Rider (Single)
   (4)  (h)  The Hartford's Lifetime Income Builder Selects Rider (Joint Life /
             Spousal)
   (4)  (i)  The Hartford's Lifetime Income Builder Portfolios Rider (Single)
   (4)  (j)  The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life
             / Spousal)
   (8)  Fund Participation Agreements and Amendments
        (a)  AIM Variable Insurance Funds
        (b)  AllianceBernstein Variable Products Series Fund, Inc.
        (c)  Fidelity Variable Insurance Products Funds
        (d)  Franklin Templeton Variable Insurance Products Trust
        (e)  Hartford HLS Series Fund II, Inc.
             Hartford Series Fund, Inc.
        (f)  Lord Abbett Series Fund, Inc.
        (g)  MFS Variable Insurance Trust
        (h)  Oppenheimer Variable Account Funds
        (i)  Putnam Variable Trust
   (9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
  (10)  Consent of Deloitte and Touche LLP
  (99)  Power of Attorney